filed with the SEC on                  .             Registration No.  333-94117
                      -----------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                        Post-Effective Amendment No. 2 to
                                    FORM S-6


                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
               OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED
                                 ON FORM N-8B-2

                                   ----------

                                   PRUCO LIFE
                           VARIABLE UNIVERSAL ACCOUNT
                              (Exact Name of Trust)

                          PRUCO LIFE INSURANCE COMPANY
                               (Name of Depositor)

                          Pruco Life Insurance Company
                              213 Washington Street
                          Newark, New Jersey 07102-2992
                                 (800) 286-7754
          (Address and telephone number of principal executive offices)

                                   ----------

                                Thomas C. Castano
                               Assistant Secretary
                          Pruco Life Insurance Company
                              213 Washington Street
                          Newark, New Jersey 07102-2992
                     (Name and address of agent for service)

                                    Copy to:

                                Jeffrey C. Martin
                                 Shea & Gardner
                         1800 Massachusetts Avenue, N.W.
                             Washington, D.C. 20036

                                   ----------

It is proposed that this filing will become effective (check appropriate space):

     [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


     [ ]  on August 6, 2001 pursuant to paragraph (b) of Rule 485
             --------------
                (date)

     [ ]  60 days after filing pursuant to paragraph (a) of Rule 485


     [ ]  on                pursuant to paragraph (a) of Rule 485
             --------------
                (date)

                              CROSS REFERENCE SHEET
                          (as required by Form N-8B-2)

N-8B-2 Item Number               Location
------------------               --------

        1.                       Cover Page

        2.                       Cover Page

        3.                       Not Applicable

        4.                       Sale of the Contract and Sales Commissions

        5.                       Pruco Life Variable Universal Account

        6.                       Pruco Life Variable Universal Account

        7.                       Not Applicable

        8.                       Not Applicable

        9.                       Litigation and Regulatory Proceedings

       10.                       Introduction  and  Summary;  Voting  Rights;
Charges  and  Expenses;
                                 Short-Term   Cancellation  Right  or  "Free
Look";  Types  of  Death
                                 Benefit; Changing the Type of Death Benefit;
Premiums;  Allocation of
                                 Premiums; Transfers; Dollar Cost Averaging;
Auto-Rebalancing;  How a
                                 Contract's  Cash  Surrender  Value  Will  Vary;
 How a Type A (Fixed)
                                 Contract's   Death  Benefit  Will  Vary;  How
a  Type  B  (Variable)
                                 Contract's  Death  Benefit  Will  Vary;
Surrender  of  a  Contract;
                                 Withdrawals;  Decreases in Basic Insurance
Amount;  When Proceeds are
                                 Paid;   Contract  Loans;  Lapse  and
Reinstatement;   Other  General
                                 Contract Provisions; Riders; Substitution of
Fund Shares

       11.                       Introduction and Summary; Pruco Life Variable
Universal Account

       12.                       Cover  Page;  Introduction  and  Summary;  The
Funds;  Sale  of  the
                                 Contract and Sales Commissions

       13. Introduction and Summary; The Funds; Charges and Expenses; Premiums;
                                 Allocation of Premiums; Sale of the Contract
and Sales Commissions

       14.                       Introduction  and  Summary;   Detailed
Information  for  Prospective
                                 Contract Owners

       15.                       Introduction   and  Summary;   Premiums;
Allocation   of  Premiums;
                                 Transfers; Dollar Cost Averaging;
Auto-Rebalancing

       16.                       Introduction  and  Summary;   Detailed
Information  for  Prospective
                                 Contract Owners

       17.                       When Proceeds are Paid

N-8B-2 Item Number               Location
------------------               --------
       18.                       Pruco Life Variable Universal Account

       19.                       Reports to Contract Owners

       20.                       Not Applicable

       21.                       Contract Loans

       22.                       Not Applicable

       23.                       Not Applicable

       24.                       Other General Contract Provisions

       25.                       Pruco Life Insurance Company

       26. Introduction and Summary; The Funds; Charges and Expenses

       27.                       Pruco Life Insurance Company; The Funds

       28.                       Pruco Life Insurance Company; Directors and
Officers

       29.                       Pruco Life Insurance Company

       30.                       Not Applicable

       31.                       Not Applicable

       32.                       Not Applicable

       33.                       Not Applicable

       34.                       Not Applicable

       35.                       Pruco Life Insurance Company

       36.                       Not Applicable

       37.                       Not Applicable

       38.                       Sale of the Contract and Sales Commissions

       39.                       Sale of the Contract and Sales Commissions

       40.                       Not Applicable

       41.                       Sale of the Contract and Sales Commissions

       42.                       Not Applicable

       43.                       Not Applicable

       44.                       Introduction  and Summary;  The Funds; How a
Contract's Cash Surrender
                                 Value Will Vary;  How a Type A (Fixed)
Contract's  Death Benefit Will
                                 Vary; How a Type B (Variable) Contract's Death
Benefit Will Vary

N-8B-2 Item Number               Location
------------------               --------
       45.                       Not Applicable

       46.                       Introduction and Summary;  Pruco Life Variable
Universal Account; The
                                 Funds

       47.                       Pruco Life Variable Universal Account; The
Funds

       48.                       Not Applicable

       49.                       Not Applicable

       50.                       Not Applicable

       51.                       Not Applicable

       52.                       Substitution of Fund Shares

       53.                       Tax Treatment of Contract Benefits

       54.                       Not Applicable

       55.                       Not Applicable

       56.                       Not Applicable

       57.                       Not Applicable

       58.                       Not Applicable

       59.                       Financial   Statements:   Financial  Statements
 of  the  Pruco  Life
                                 Variable  Universal  Account;  Consolidated
Financial  Statements of
                                 Pruco Life Insurance Company and its
subsidiaries

                                     PART I

                       INFORMATION REQUIRED IN PROSPECTUS

 Prospectus -- August 6, 2001




                                                           Survivorship Variable
                                                           Universal Life


Pruco Life Variable Universal Account

Pruco Life Insurance Company

PROSPECTUS
August 6, 2001

PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT
SURVIVORSHIP VARIABLE UNIVERSAL LIFE

This prospectus describes an individual flexible premium survivorship variable universal life insurance contract (the "Contract"), offered by Pruco Life
Insurance Company ("Pruco Life," "us," "we," or "our"). Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America. The Contract provides life insurance coverage on two insureds with a death benefit payable on the second death.


Investment Choices
Survivorship Variable Universal Life offers a wide variety of investment choices, including 36 variable investment options that invest in mutual funds managed by these leading asset managers:


o    The Prudential Investments Fund Management LLC
o    A I M Advisors, Inc.
o    American Century Investment Management, Inc.
o    Franklin Advisers, Inc.
o    Janus Capital Corporation
o    Massachusetts Financial Services Company
o    T. Rowe Price International, Inc.


For a complete list of the 36 available variable investment options and their investment objectives, see The Funds, page 8.


You may also choose to invest your Contract's premiums and its earnings in the fixed-rate option which pays a guaranteed interest rate. See The Fixed-Rate Option, page 13.

This prospectus describes the Contract generally and the Pruco Life Variable Universal Account (the "Account"). The attached prospectuses for the Funds, and their related statements of additional information describe the investment objectives and the risks of investing in the Fund portfolios. Pruco Life may add additional investment options in the future. Please read this prospectus and keep it for future reference.

The  Securities   and  Exchange   Commission   ("SEC")   maintains  a  Web  site
(http://www.sec.gov) that contains material incorporated by reference and other information regarding registrants that file electronically with the SEC.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Contract may be purchased through registered representatives located in banks and other financial institutions. An investment in the Contract is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency and may lose value. An investment is also not a condition to the provision or term of any banking service or activity. The participating bank is not a registered broker-dealer and is not affiliated with Pruco Securities Corporation.

                          Pruco Life Insurance Company
                              213 Washington Street
                          Newark, New Jersey 07102-2992
                            Telephone: (800) 782-5356

                               PROSPECTUS CONTENTS

          Page

DEFINITIONS OF SPECIAL TERMS USED IN THIS
PROSPECTUS..........................................1

INTRODUCTION AND
SUMMARY......................................................................2
   Brief Description of the
Contract..........................................................2

Charges.........................................................................
 ...........2
   Types of Death
Benefit.....................................................................5
   Premium
Payments........................................................................
 ...5

Refund..........................................................................
 ...........6

GENERAL INFORMATION ABOUT PRUCO LIFE INSURANCE COMPANY, PRUCO LIFE
VARIABLE UNIVERSAL ACCOUNT, AND THE VARIABLE INVESTMENT OPTIONS

AVAILABLE UNDER THE
CONTRACT..................................................................7
   Pruco Life Insurance
Company...............................................................7
   The Pruco Life Variable Universal
Account..................................................7
   The
Funds...........................................................................
 .......8
   Voting
Rights..........................................................................
 ...13
   The Fixed-Rate
Option.....................................................................13
   Which Investment Option Should Be
Selected?...............................................14

DETAILED INFORMATION FOR PROSPECTIVE CONTRACT
OWNERS.........................................14
   Charges and
Expenses......................................................................14
   Requirements for Issuance of a
Contract...................................................20
   Short-Term Cancellation Right or
"Free-Look"..............................................20
   Types of Death
Benefit....................................................................20
   Changing the Type of Death
Benefit........................................................21
   Contract
Date............................................................................
 .21

Premiums........................................................................
 ..........22
   Allocation of
Premiums....................................................................23
   Death Benefit
Guarantee...................................................................23

Transfers.......................................................................
 ..........25
   Dollar Cost
Averaging.....................................................................26

Auto-Rebalancing................................................................
 ..........26
   How a Contract's Cash Surrender Value Will
Vary...........................................27
   How a Type A (Fixed) Contract's Death Benefit Will
Vary...................................27
   How a Type B (Variable) Contract's Death Benefit Will
Vary................................28
   Surrender of a
Contract...................................................................29

Withdrawals.....................................................................
 ..........29
   Decreases in Basic Insurance
Amount.......................................................30
   When Proceeds Are
Paid....................................................................31
   Illustrations of Cash Surrender Values, Death Benefits, and Accumulated
Premiums..........31
   Contract
Loans...........................................................................
 .33
   Sale of the Contract and Sales
Commissions................................................34
   Tax Treatment of Contract
Benefits........................................................34
   Lapse and
Reinstatement...................................................................
37
   Legal Considerations Relating to Sex-Distinct Premiums and
Benefits.......................37
   Other General Contract
Provisions.........................................................37

Riders..........................................................................
 ..........38
   Substitution of Fund
Shares...............................................................38
   Reports to Contract
Owners................................................................39
   State
Regulation......................................................................
 ....39

Experts.........................................................................
 ..........39


          Page
   Litigation and Regulatory
Proceedings.....................................................39
   Additional
Information....................................................................4
0
   Financial
Statements......................................................................
40

DIRECTORS AND
OFFICERS.......................................................................4
1

FINANCIAL STATEMENTS OF THE PRUCO LIFE VARIABLE UNIVERSAL
ACCOUNT............................A1

CONSOLIDATED FINANCIAL STATEMENTS OF PRUCO LIFE INSURANCE COMPANY

AND
SUBSIDIARIES....................................................................
 .........B1

                      DEFINITIONS OF SPECIAL TERMS USED IN
                                THIS PROSPECTUS


accumulated net payments -- The actual premium payments you make accumulated at an effective annual rate of 4%, less any withdrawals you make, accumulated at an effective annual rate of 4%.

attained age -- An insured's age on the Contract date plus the number of years since then.

basic insurance amount -- The amount of life insurance as shown in the Contract. Also referred to as "face amount."

cash value -- An amount equal to the Contract Fund minus surrender charges.

cash surrender value -- The amount payable to the Contract owner upon surrender of the Contract. It is equal to the Contract Fund minus any Contract debt and minus surrender charges. Also referred to in the Contract as Net Cash Value.

Contract -- The Pruco Life Survivorship Variable Universal Life policy described in this prospectus.

Contract anniversary -- The same date as the Contract date in each later year.

Contract date -- The date the Contract is effective, as specified in the Contract.

Contract debt -- The principal amount of all outstanding loans plus any interest accrued thereon.

Contract Fund -- The total amount credited to a specific Contract. On any date it is equal to the sum of the amounts in all the variable investment options and the fixed-rate option, and the principal amount of any Contract debt plus any interest earned thereon.

Contract month -- A month that starts on the Monthly date.

Contract owner[s] -- You. Unless a different owner is named in the application, the owners of the Contract are the insureds jointly or the survivor of them. If the Contract is owned jointly, the exercise of rights under the Contract must be made by both jointly.

Contract year -- A year that starts on the Contract date or on a Contract anniversary.

death benefit -- If the Contract is not in default, this is the amount we will pay upon the second death of two insureds, assuming no Contract debt.

fixed-rate option -- An investment option under which Pruco Life guarantees that interest will be added to the amount invested at a rate declared periodically in advance.

Funds -- Mutual funds with separate portfolios. One or more of the available Fund portfolios may be chosen as an underlying investment for the Contract.

issue age -- An insured's age as of the Contract date.

Lifetime Death Benefit Guarantee period -- The lifetime of the Contract, during which time the Lifetime Death Benefit Guarantee is available if sufficient premiums are paid and there is no outstanding loan. See Death Benefit Guarantee, page 23.

Limited Death Benefit Guarantee period -- the period until age 75 of the younger insured or 10 years after issue, whichever comes later, during which time the Limited Death Benefit Guarantee is available if sufficient premiums are paid and there is no outstanding loan. The period applicable to your Contract is shown on the Contract data pages. See Death Benefit Guarantee, page 23.

Monthly date -- The Contract date and the same date in each subsequent month.

Pruco Life Insurance Company -- Pruco Life, us, we, our. The company offering the Contract.

separate account -- Amounts under the Contract that are allocated to the variable investment options held by us in a separate account called the Pruco Life Variable Universal Account. The separate account is set up apart from all of the general assets of Pruco Life Insurance Company.

valuation period -- The period of time from one determination of the value of the amount invested in a variable investment option to the next. Such determinations are made when the net asset values of the portfolios of the Funds are calculated, which is generally at 4:00 p.m. Eastern time on each day during which the New York Stock Exchange is open.


variable investment options -- The portfolios of the mutual funds available under this Contract, whose shares are held in the separate account.


you -- The owner[s] of the Contract.

                            INTRODUCTION AND SUMMARY

This Summary provides a brief overview of the more significant aspects of the Contract. We provide further detail in the subsequent sections of this prospectus and in the Contract.

Brief Description of the Contract

The Pruco Life Survivorship Variable Universal Life Contract is a flexible premium variable universal life insurance policy. It is issued by Pruco Life Insurance Company. The Contract provides life insurance coverage, with a death benefit payable upon the second death of two insureds. If the Contract is not in default, the amount we will pay will be the death benefit determined as of the date of the second death reduced by any Contract debt. See Contract Loans, page
33. A significant element of the Contract is the Contract Fund. The Contract Fund represents the value of your Contract and changes every business day.

A broad objective of the Contract is to provide benefits that will increase in value if favorable investment results are achieved. You may invest premiums in one or more of the 36 available variable investment options or in the fixed-rate option. Your Contract Fund value changes every day depending upon the change in value of the particular investment options that you have selected.

Although the value of your Contract Fund will increase if there is favorable investment performance in the variable investment options you select, investment returns in the variable investment options are NOT guaranteed. There is a risk that investment performance will be unfavorable and that the value of your Contract Fund will decrease. The risk will be different, depending upon which investment options you choose. See Which Investment Option Should Be Selected?, page 14. If you select the fixed-rate option, Pruco Life credits your account with a declared rate or rates of interest. You assume the risk that the rate may change, although it will never be lower than an effective annual rate of 4%.

Variable life insurance contracts are unsuitable as short-term savings vehicles. Loans will negate any guarantee against lapse and may result in adverse tax consequences. See Death Benefit Guarantee, page 23, and Tax Treatment of Contract Benefits, page 34.

The replacement of life insurance is generally not in your best interest. In most cases, if you require additional coverage, the benefits of your existing contract can be protected by purchasing additional insurance or a supplemental contract. If you are considering replacing a contract, you should compare the benefits and costs of supplementing your existing contract with the benefits and costs of purchasing the Contract described in this prospectus and you should consult with a qualified tax adviser.

This prospectus may only be offered in jurisdictions in which the offering is lawful. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus and in the prospectuses and statements of additional information for the Funds.

Charges

The following chart outlines the components of your Contract Fund and the adjustments which may be made including the maximum charges which may be deducted from each premium payment and from the amounts held in the designated investment options. These charges are largely designed to cover insurance costs and risks as well as sales and administrative expenses.

The maximum charges shown in the chart, as well as the current lower charges, are fully described under Charges and Expenses, page 14.

                                 Premium Payment

--------------------------------------------------------------------------------
o less a charge of up to 7.5% of the premiums paid for taxes attributable to premiums. In Oregon this is called a premium based administrative charge.
o less a charge for sales expenses during the first five contract years at a rate of up to 12%; after the fifth contract year, we may charge up to 4%.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             Invested Premium Amount

To be invested in one or a combination of:


o    36 investment portfolios of the Funds

o    The fixed-rate option
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 Contract Fund

On the Contract Date, the Contract Fund is equal to the invested premium amount minus any of the charges described below which may be due on that date. Thereafter, the value of the Contract Fund changes daily.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  Daily Charges

o We deduct management fees and expenses from the Fund assets. See Underlying Portfolio Expenses chart, below.
o We deduct a daily mortality and expense risk charge, equivalent to an effective annual rate of up to 0.9%, from assets in the variable investment options.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 Monthly Charges

o During the first five years, we reduce the Contract Fund by a monthly administrative charge of $10.00 per Contract plus up to $0.10 per $1,000 of basic insurance amount; after the first five Contract years, we charge $10.00 per Contract plus up to $0.05 per $1,000 of the basic insurance amount.
o    We deduct a cost of insurance ("COI") charge.
o    If the Contract  includes riders, we deduct rider charges from the Contract
     Fund.
o If the rating class of an insured results in an extra charge, we will deduct that charge from the Contract Fund.
o We reserve the right to deduct a charge to cover federal, state or local taxes imposed upon the operations of the Account.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Possible Additional Charges

o We will assess contingent deferred sales and administrative charges (surrender charges) if the Contract is surrendered. We may charge up to $8 per $1,000 of basic insurance amount if you surrender your Contract. This charge is level for the first five years and declines monthly until it reaches zero at the end of the 10th Contract year.
o    We  assess  an  administrative  processing  charge  of up to  $25  for  any withdrawals.
o We reserve the right to charge up to $25 for each basic insurance amount decrease, although no such charge is currently being made.
o We assess an administrative processing charge of up to $25 for each transfer exceeding 12 in any Contract year.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
-------------------------------------------------
                          Underlying Portfolio Expenses
--------------------------------------------------------------------------------
-------------------------------------------------
                                                           Investment
                      Total          Total
      The Prudential Series Fund, Inc. Portfolios         Advisory Fee
Other        12b-1      Contractual       Actual

Expenses       Fees        Expenses       Expenses*
--------------------------------------------------------------------------------
-------------------------------------------------
Conservative Balanced Portfolio                              0.55%
0.05%         N/A          0.60%          0.60%
--------------------------------------------------------------------------------
-------------------------------------------------
Diversified Bond Portfolio                                   0.40%
0.05%         N/A          0.45%          0.45%
--------------------------------------------------------------------------------
-------------------------------------------------
Equity Portfolio                                             0.45%
0.04%         N/A          0.49%          0.49%
--------------------------------------------------------------------------------
-------------------------------------------------
Flexible Managed Portfolio                                   0.60%
0.04%         N/A          0.64%          0.64%
--------------------------------------------------------------------------------
-------------------------------------------------
Global Portfolio                                             0.75%
0.10%         N/A          0.85%          0.85%
--------------------------------------------------------------------------------
-------------------------------------------------
High Yield Bond Portfolio                                    0.55%
0.05%         N/A          0.60%          0.60%
--------------------------------------------------------------------------------
-------------------------------------------------
Money Market Portfolio                                       0.40%
0.04%         N/A          0.44%          0.44%
--------------------------------------------------------------------------------
-------------------------------------------------
Prudential Jennison Portfolio                                0.60%
0.04%         N/A          0.64%          0.64%
--------------------------------------------------------------------------------
-------------------------------------------------
Stock Index Portfolio                                        0.35%
0.04%         N/A          0.39%          0.39%
--------------------------------------------------------------------------------
-------------------------------------------------
Value Portfolio                                              0.40%
0.05%         N/A          0.45%          0.45%
--------------------------------------------------------------------------------
-------------------------------------------------
SP Aggressive Growth Asset Allocation Portfolio              0.84%
0.40%         N/A          1.24%          1.04%
--------------------------------------------------------------------------------
-------------------------------------------------
SP AIM Aggressive Growth Portfolio                           0.95%
1.29%         N/A          2.24%          1.07%
--------------------------------------------------------------------------------
-------------------------------------------------
SP AIM Growth and Income Portfolio                           0.85%
0.87%         N/A          1.72%          1.00%
--------------------------------------------------------------------------------
-------------------------------------------------
SP Alliance Large Cap Growth Portfolio                       0.90%
0.37%         N/A          1.27%          1.10%
--------------------------------------------------------------------------------
-------------------------------------------------
SP Alliance Technology Portfolio                             1.15%
0.65%         N/A          1.80%          1.30%
--------------------------------------------------------------------------------
-------------------------------------------------
SP Balanced Asset Allocation Portfolio                       0.75%
0.33%         N/A          1.08%          0.92%
--------------------------------------------------------------------------------
-------------------------------------------------
SP Conservative Asset Allocation Portfolio                   0.71%
0.30%         N/A          1.01%          0.87%
--------------------------------------------------------------------------------
-------------------------------------------------
SP Davis Value Portfolio                                     0.75%
0.18%         N/A          0.93%          0.83%
--------------------------------------------------------------------------------
-------------------------------------------------
SP Deutsche International Equity Portfolio                   0.90%
0.72%         N/A          1.62%          1.10%
--------------------------------------------------------------------------------
-------------------------------------------------
SP Growth Asset Allocation Portfolio                         0.80%
0.35%         N/A          1.15%          0.97%
--------------------------------------------------------------------------------
-------------------------------------------------
SP INVESCO Small Company Growth Portfolio                    0.95%
1.08%         N/A          2.03%          1.15%
--------------------------------------------------------------------------------
-------------------------------------------------
SP Jennison International Growth Portfolio                   0.85%
0.45%         N/A          1.30%          1.24%
--------------------------------------------------------------------------------
-------------------------------------------------
SP Large Cap Value Portfolio                                 0.80%
1.00%         N/A          1.80%          0.90%
--------------------------------------------------------------------------------
-------------------------------------------------
SP MFS Capital Opportunities Portfolio                       0.75%
0.96%         N/A          1.71%          1.00%
--------------------------------------------------------------------------------
-------------------------------------------------
SP MFS Mid-Cap Growth Portfolio                              0.80%
0.63%         N/A          1.43%          1.00%
--------------------------------------------------------------------------------
-------------------------------------------------
SP PIMCO High Yield Portfolio                                0.60%
0.44%         N/A          1.04%          0.82%
--------------------------------------------------------------------------------
-------------------------------------------------
SP PIMCO Total Return Portfolio                              0.60%
0.26%         N/A          0.86%          0.76%
--------------------------------------------------------------------------------
-------------------------------------------------
SP Prudential U.S. Emerging Growth Portfolio                 0.60%
0.47%         N/A          1.07%          0.90%
--------------------------------------------------------------------------------
-------------------------------------------------
SP Small/Mid Cap Value Portfolio                             0.90%
0.51%         N/A          1.41%          1.05%
--------------------------------------------------------------------------------
-------------------------------------------------
SP Strategic Partners Focused Growth Portfolio               0.90%
0.85%         N/A          1.75%          1.01%
--------------------------------------------------------------------------------
-------------------------------------------------
* Reflects fee waivers and reimbursement of expenses, if any.
--------------------------------------------------------------------------------
-------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------
                          Underlying Portfolio Expenses
--------------------------------------------------------------------------------
--------------------------------------------------
                                                               Investment
                         Total         Total
                         Portfolios                           Advisory Fee
Other Expenses   12b-1     Contractual      Actual

            Fees       Expenses      Expenses*
--------------------------------------------------------------------------------
--------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Value Fund                                              0.61%
0.23%        N/A         0.84%         0.84%
--------------------------------------------------------------------------------
--------------------------------------------------
American Century Variable Portfolios, Inc. (1)
 VP Value Fund                                                    1.00%
0.00%        N/A         1.00%         1.00%
--------------------------------------------------------------------------------
--------------------------------------------------
Franklin Templeton Variable Insurance
Products Trust (2)
 Franklin Small Cap Fund - Class 2                                0.53%
0.28%       0.25%        1.06%         1.02%
--------------------------------------------------------------------------------
--------------------------------------------------
Janus Aspen Series (3)
 Growth Portfolio - Institutional Shares                          0.65%
0.02%        N/A         0.67%         0.67%
--------------------------------------------------------------------------------
--------------------------------------------------
MFS(R)Variable Insurance Trust(sm) (4)
 Emerging Growth Series                                           0.75%
0.10%        N/A         0.85%         0.84%
--------------------------------------------------------------------------------
--------------------------------------------------
T. Rowe Price International Series, Inc. (1)
 International Stock Portfolio                                    1.05%
0.00%        N/A         1.05%         1.05%
--------------------------------------------------------------------------------
--------------------------------------------------
* Reflects fee waivers and reimbursement of expenses, if any.
--------------------------------------------------------------------------------
--------------------------------------------------

     (1)  American   Century   Variable   Portfolios,   Inc.  /  T.  Rowe  Price
          International Series, Inc. The Investment Management Fees include ordinary expenses of operating the Funds.

     (2)  Franklin Templeton Variable Insurance Products Trust

          The manager has agreed in advance to make an estimated reduction of 0.04% of its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission.


     (3)  Janus Aspen Series

          The table reflects expenses based on expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee. All expenses are shown without the effect of any offset arrangements.

     (4)  MFS(R) Variable Insurance Trust SM
          An expense offset arrangement with the Fund's custodian resulted in a reduction in Other Expenses by 0.01% and is reflected in the "Total Actual Expenses."

The expenses relating to the Funds, other than those of The Prudential Series Fund, Inc. (the "Series Fund"), have been provided to Pruco Life by the Funds. Pruco Life has not independently verified them.

Types of Death Benefit

There are two types of death benefit available: Type A (fixed) death benefit and Type B (variable) death benefit. You may choose a Type A death benefit under which the cash surrender value varies daily with investment experience, and the death benefit you initially chose does not change. However, the Contract Fund may grow to a point where the death benefit may increase and vary with investment experience. You may choose a Type B death benefit under which the cash surrender value and the death benefit both vary with investment experience. For either type of death benefit, as long as the Contract is in-force, the death benefit will never be less than the basic insurance amount shown in your Contract. See Type of Death Benefit, page 20.

Premium Payments

The Contract is a flexible premium contract - there are no scheduled premiums. Except for the minimum initial premium, and subject to a minimum of $25 per subsequent payment ($15 for premiums made by electronic fund transfer), you choose the timing and amount of premium payments. The Contract will remain in-force if the Contract Fund is sufficient to cover the charges, including surrender charges. Paying insufficient premiums, poor investment results, or the taking of loans or withdrawals from the Contract will increase the possibility that the Contract will lapse. However, if the accumulated premiums you pay, less withdrawals, are high enough, and you have no Contract debt, Pruco Life guarantees that your Contract will not lapse even if investment experience is very unfavorable and the Contract Fund drops below zero. There are two guarantees available, one that lasts for the lifetime of the Contract and one that lasts for a stated, reasonably lengthy period. The guarantee for the life of the Contract requires higher premium payments. See Premiums, page 22, Death Benefit Guarantee, page 23 and Lapse and Reinstatement, page 37. You should discuss your billing options with your Pruco Life representative when you apply for the Contract. See Premiums, page 22.

Refund

For a limited time, you may return your Contract for a refund in accordance with the terms of its "free-look" provision. See Short-Term Cancellation Right or "Free-Look," page 20.

For the DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS, see page 1.

                      GENERAL INFORMATION ABOUT PRUCO LIFE
                     INSURANCE COMPANY, PRUCO LIFE VARIABLE
                      UNIVERSAL ACCOUNT, AND THE VARIABLE
                INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

Pruco Life Insurance Company

Pruco Life Insurance Company ("Pruco Life", "us", "we", or "our") is a stock insurance company, organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam, and in all states except New York. These Contracts are not offered in any state where the necessary approvals have not been obtained.

Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a mutual insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is currently pursuing reorganizing itself into a stock life insurance company through a process known as "demutualization". On July 1, 1998, legislation was enacted in New Jersey that would permit this conversion to occur and that specified the process for conversion. On December 15, 2000, the Board of Directors adopted a plan of reorganization pursuant to that legislation and authorized management to submit an application to the New Jersey Commissioner of Banking and Insurance for approval of the plan. The application was submitted on March 14, 2001. However, demutualization is a complex process and a number of additional steps must be taken before the demutualization can occur, including a public hearing, voting by qualified policyholders, and regulatory approval. Prudential is planning on completing this process in 2001, but there is no certainty that the demutualization will be completed in this time frame or that the necessary approvals will be obtained. Also it is possible that after careful review, Prudential could decide not to demutualize or could decide to delay its plans. As a general rule, the plan of reorganization provides that, in order for policies or contracts to be eligible for compensation in the demutualization, they must have been in force on the date the Board of Directors adopted the plan, December 15, 2000. If demutualization does occur, all the guaranteed benefits described in your policy or contract would say the same.

The Pruco Life Variable Universal Account

We have established a separate account, the Pruco Life Variable Universal Account (the "Account"), to hold the assets that are associated with the Contracts. The Account was established on April 17, 1989 under Arizona law and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 as a unit investment trust, which is a type of investment company. The Account meets the definition of a "separate account" under the federal securities laws. The Account holds assets that are segregated from all of Pruco Life's other assets.

Pruco Life is also the legal owner of the assets in the Account. Pruco Life will maintain assets in the Account with a total market value at least equal to the reserve and other liabilities relating to the variable benefits attributable to the Account. These assets may not be charged with liabilities which arise from any other business Pruco Life conducts. In addition to these assets, the Account's assets may include funds contributed by Prudential to commence operation of the Account and may include accumulations of the charges Pruco Life makes against the Account. From time to time these additional assets will be transferred to Pruco Life's general account. Pruco Life will consider any possible adverse impact the transfer might have on the Account before making any such transfer.

The obligations to Contract owners and beneficiaries arising under the Contract are general corporate obligations of Pruco Life.

Currently, you may invest in one or a combination of 36 available variable investment options. When you choose a variable investment option, we purchase shares of a mutual fund which are held as an investment for that option. We hold these shares in the separate account. The division of the separate account of Pruco Life that invests in a particular mutual fund is referred to in your Contract as the subaccount. Pruco Life may add additional variable investment options in the future. The Account's financial statements begin on page A1.


The Funds

Listed below are the mutual funds (the "Funds") in which the variable investment options invest, the investment objectives, and investment advisers.

Each of the Funds has a separate prospectus that is provided with this prospectus. You should read the Fund prospectus before you decide to allocate assets to the variable investment option using that Fund. There is no assurance that the investment objectives of the Funds will be met.

The Prudential Series Fund, Inc. (the "Series Fund"):

o Conservative Balanced Portfolio: The investment objective is a total investment return consistent with a conservatively managed diversified portfolio. The Portfolio invests in a mix of equity securities, debt obligations and money market instruments.

o Diversified Bond Portfolio: The investment objective is a high level of income over a longer term while providing reasonable safety of capital. The Portfolio invests primarily in higher grade debt obligations and high quality money market investments.

o Equity Portfolio: The investment objective is capital appreciation. The Portfolio invests primarily in common stocks of major established corporations as well as smaller companies that offer attractive prospects of appreciation.

o Flexible Managed Portfolio: The investment objective is a total investment return consistent with an aggressively managed diversified portfolio. The Portfolio invests in a mix of equity securities, debt obligations and money market instruments.

o Global Portfolio: The investment objective is long-term growth of capital. The Portfolio invests primarily in common stocks (and their equivalents) of foreign and U.S. companies.

o High Yield Bond Portfolio: The investment objective is a high total return. The Portfolio invests primarily in high yield/high risk debt securities.

o Money Market Portfolio: The investment objective is maximum current income consistent with the stability of capital and the maintenance of liquidity. The Portfolio invests in high quality short-term debt obligations that mature in 13 months or less.

o Prudential Jennison Portfolio: The investment objective is to achieve long-term growth of capital. The Portfolio invests primarily in equity securities of major established corporations that offer above-average growth prospects.

o Stock Index Portfolio: The investment objective is investment results that generally correspond to the performance of publicly-traded common stocks. The Portfolio attempts to duplicate the price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500").

o Value Portfolio: The investment objective is capital appreciation. The Portfolio invests primarily in stocks that are trading below their underlying asset value, cash generating ability, and overall earnings and earnings growth.

o SP Aggressive Growth Asset Allocation Portfolio: The investment objective is capital appreciation. The Portfolio invests primarily in large cap equity portfolios, international portfolios, and small/mid-cap equity portfolios.

o SP AIM Aggressive Growth: The investment objective is to achieve long-term growth of capital. The portfolio seeks to meet this objective by investing primarily in the common stocks of companies whose earnings expect to grow more than 15% per year.

o SP AIM Growth and Income Portfolio: The investment objective is growth of capital with a secondary objective of current income. The Portfolio invests as least 65% of its total assets in securities of established companies that have long-term above-average growth earnings and dividends, and growth companies that the portfolio managers believe have the potential for above-average growth earnings and dividends. The Portfolio may also invest up to 20% of its total assets in foreign securities.

o SP Alliance Large Cap Growth Portfolio: The investment objective is growth of capital. The portfolio invests primarily in equity securities of U.S companies.

o SP Alliance Technology Portfolio: The investment objective is growth of capital. The portfolio invests primarily in securities of companies that use technology extensively in the development of new or improved products or process.

o SP Balanced Asset Allocation Portfolio: The investment objective is to provide a balance between current income and growth of capital. The Portfolio invests primarily in fixed income portfolios, large cap equity portfolios, small/mid-cap equity portfolios, and international equity portfolios.

o SP Conservative Asset Allocation Portfolio: The investment objective is to provide current income with low to moderate capital appreciation. The Portfolio invests primarily in fixed income portfolios, large cap equity portfolios, and small/mid-cap equity portfolios.

o SP Davis Value Portfolio: The investment objective is growth of capital. The Portfolio invests primarily in common stock of U.S. companies with market capitalizations of at least $5 billion.

o SP Deutsche International Equity Portfolio: The investment objective is to invest for long-term capital appreciation. The portfolio invests primarily in the stocks and other equity securities of companies in developed countries outside the United States.

o SP Growth Asset Allocation Portfolio: The investment objective is to provide long-term growth of capital with consideration also given to current income. The Portfolio invests primarily in large-cap equity portfolios, fixed income portfolios, international equity portfolios, and small/mid-cap equity portfolios.

o SP INVESCO Small Company Growth Portfolio: The investment objective is long-term capital growth. Most holdings are in small-capitalization companies - those with market capitalizations under $2 billion at the time of purchase.

o SP Jennison International Growth Portfolio: The investment objective is long-term growth of capital. The Portfolio invests primarily in the common stock of large to medium-sized foreign companies operating or based in at least five different countries.

o SP Large Cap Value Portfolio: The investment objective is long-term growth of capital. The Portfolio invests at least 65% of its total assets in common stocks of domestic and foreign companies with large market capitalizations (over $1 billion at the time of investment).

o SP MFS Capital Opportunities Portfolio: The investment objective is capital appreciation. The Portfolio invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities.

o SP MFS Mid-Cap Growth Portfolio: The investment objective is long-term capital growth. The Portfolio invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities.

o SP PIMCO High Yield Portfolio: The investment objective is maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio invests in high yield securities and investment grade fixed income instruments.

o SP PIMCO Total Return Portfolio: The investment objective is to seek maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio invests in a diversified portfolio of fixed income instruments of varying maturities.

o SP Prudential U.S. Emerging Growth Portfolio: The investment objective is long-term capital appreciation, which means that the Portfolio seeks investments whose price will increase over several years.

o SP Small/Mid Cap Value Portfolio: The investment objective is long-term growth of capital. The Portfolio focuses on common stock of companies with small to medium market capitalizations.

o SP Strategic Partners Focused Growth Portfolio: The investment objective is long-term growth of capital. The Portfolio invests primarily in equity-related securities of U.S. companies that the adviser believes to have strong capital appreciation potential.

Prudential Investments Fund Management LLC ("PIFM"), a wholly-owned subsidiary of Prudential, serves as the overall investment adviser for the Series Fund. PIFM will furnish investment advisory services in connection with the management of the Series Fund portfolios under a "manager-of-managers" approach. Under this structure, PIFM is authorized to select (with approval of the Series Fund's independent directors) one or more sub-advisers to handle the actual day-to-day investment management of each Portfolio. PIFM's business address is 100 Mulberry Street, Gateway Center Three, 14th floor, Newark, New Jersey 07102.

Jennison Associates LLC ("Jennison"), serves as the sole sub-adviser for the Global Portfolio, Prudential Jennison Portfolio, the SP Jennison International Growth Portfolio, and the SP Prudential U.S. Emerging Growth Portfolio. Jennison serves as a sub-adviser for a portion of the assets of the Equity Portfolio, the Value Portfolio and the SP Strategic Partners Focused Growth Portfolio. Jennison's business address is 466 Lexington Avenue, New York, New York 10017.

Prudential Investment Management, Inc. ("PIMI"), also a wholly-owned subsidiary of Prudential, serves as the sole sub-adviser for the Diversified Bond, the Flexible Managed Portfolio, the Government Income Portfolio, the High Yield Bond, the Money Market, and the Stock Index Portfolio. PIMI's business address is 751 Broad Street, Newark, New Jersey 07102.

A I M Capital Management, Inc. ("A I M Capital") serves as the sub-adviser to the SP AIM Aggressive Growth Portfolio and SP AIM Growth & Income. A I M Capital's principal business address is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

Alliance Capital Management, L.P. ("Alliance") serves as the sub-adviser to the SP Alliance Large Cap Growth Portfolio, the SP Alliance Technology Portfolio and the SP Strategic Partners Focused Growth Portfolio. The sub-adviser is located at 1345 Avenue of the Americas, New York, New York 10105.

Davis Selected Advisers, L.P. ("Davis") serves as the sub-adviser to the SP Davis Value Portfolio. The sub-adviser is located at 2429 East Elvira Road, Suite 101, Tucson, Arizona 85706.

Deutsche Asset Management, Inc. ("Deutsche"), formerly known as Morgan Grenfell, Inc., serves as a sub-adviser to the SP Deutsche International Equity Portfolio and as a sub-adviser for a portion of the assets of the Value Portfolio. Deutsche's business address is 280 Park Avenue, New York, New York 10017.

Fidelity Management & Research Company ("FMR") is the sub-adviser to the SP Large Cap Value Portfolio and the SP Small/Mid Cap Value Portfolio. The address of FMR is 82 Devonshire Street, Boston, Massachusetts 02109.

GE Asset Management Incorporated ("GEAM"), has served as an investment adviser to approximately 25% of the Equity Portfolio since February 16, 2001. GEAM's ultimate parent is General Electric Company. GEAM's business address is 3003 Summer Street, Stamford, Connecticut 06904.

Invesco Funds Group, Inc. ("Invesco') serves as the sub-adviser to the SP Invesco Small Company Growth Portfolio. Invesco's principal business address is 7800 East Union Avenue, Denver, Colorado 80237.

Massachusetts Financial Services Company ("MFS") serves as the sub-adviser for the SP MFS Capital Opportunities Portfolio and the SP MFS Mid-Cap Growth
Portfolio. The principal business address for MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Pacific Investment Management Company LLC ("PIMCO") acts as the sub-adviser for the SP PIMCO High Yield Portfolio and the SP PIMCO Total Return Portfolio. PIMCO is a subsidiary of PIMCO Advisors L.P. PIMCO's principal business address is 840 Newport Center Drive, Newport Beach, California 92660.

Salomon Brothers Asset Management, Inc. ("Salomon"), serves as a sub-adviser for a portion of the assets of the Equity Portfolio. It is expected that under normal circumstances Salomon will manage approximately 25% of the Portfolio. Salomon is a part of the global asset management arm of Citigroup, Inc. which was formed in 1998 as a result of the merger of Travelers Group and Citicorp, Inc. Salomon's business address is 7 World Trade Center, 37th Floor, New York, New York 10048.

Victory Capital Management ("Victory"), serves as a sub-adviser for a portion of the assets of the Value Portfolio. It is expected that under normal circumstances Victory will manage approximately 25% of the Portfolio. Victory's business address is 127 Public Square, Cleveland, Ohio 44114.

As an investment adviser, PIFM charges the Series Fund a daily investment management fee as compensation for its services. PIFM pays each sub-adviser out of the fee that PIFM receives from the Series Fund. See Deductions from Portfolios, page 16.

AIM Variable Insurance Funds:

o AIM V.I. Value Fund. Seeks to achieve long-term growth of capital. Income is a secondary objective.

A I M Advisors, Inc. ("AIM") is the investment adviser for this fund. The principal business address for AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

American Century Variable Portfolios, Inc.:

o American Century VP Value Fund. Seeks long-term capital growth with income as a secondary objective. The Fund seeks to achieve its objective by investing primarily in equity securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase.

American Century Investment Management, Inc. ("ACIM") is the investment adviser for this fund. ACIM's principal business address is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The principal underwriter of the Fund is American Century Services, Inc., located at 4500 Main Street, Kansas City, Missouri 64111.

Franklin Templeton Variable Insurance Products Trust:

o Franklin Small Cap Fund-- Class 2. Seeks long-term capital growth. The Fund invests primarily in equity securities of U.S. small capitalization growth companies.

Franklin Advisers, Inc. (Advisers) is the fund's investment manager. The principal business address for Franklin Advisers, Inc. is 777 Mariners Island Boulevard, San Mateo, California 94403-7777.

Janus Aspen Series:

o Growth Portfolio- Institutional Shares . Seeks long-term growth of capital in a manner consistent with the preservation of capital.

Janus Capital Corporation is the investment adviser and is responsible for the day-to-day management of the portfolio and other business affairs of the portfolio. Janus Capital Corporation's principal business address is 100 Fillmore Street, Denver, Colorado 80206-4928.

MFS(R)  Variable Insurance Trust(SM):

o    Emerging Growth Series. Seeks to provide long-term growth of capital.

Massachusetts Financial Services Company, a Delaware corporation, is the investment adviser to this MFS Series. The principal business address for the Massachusetts Financial Services Company is 500 Boylston Street, Boston, Massachusetts 02116.

T. Rowe Price International Series, Inc.:

o International Stock Portfolio. Seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

T. Rowe Price International, Inc. is the investment manager for this fund. The principal business address for T. Rowe Price International, Inc. is 100 East Pratt Street, Baltimore, Maryland 21202.

The investment advisers for the Funds charge a daily investment management fee as compensation for their services. These fees are described in the table in the Introduction and Summary section, see page 4, and are more fully described in the prospectus for each Fund.

In the future it may become disadvantageous for both variable life insurance and variable annuity contract separate accounts to invest in the same underlying mutual funds. Although neither of the companies that invest in the Funds nor the Funds currently foresee any such disadvantage, the Board of Directors for each Fund intends to monitor events in order to identify any material conflict between variable life insurance and variable annuity contract owners and to determine what action, if any, should be taken. Material conflicts could result from such things as: (1) changes in state insurance law; (2) changes in federal income tax law; (3) changes in the investment management of any portfolio of the Funds; or (4) differences between voting instructions given by variable life insurance and variable annuity contract owners.

Pruco Life may be compensated by an affiliate of each of the Funds (other than the Prudential Series Fund) based upon an annual percentage of the average assets held in the Funds by Pruco Life under the Contracts. These percentages vary by Fund, and reflect administrative and other services provided by Pruco Life.

Voting Rights

As described earlier, all of the assets held in the variable investment options will be invested in shares of the corresponding portfolios of the Funds. Pruco Life is the legal owner of those shares and as such has the right to vote on any matter voted on at shareholders meetings of the Funds. However, Pruco Life will, as required by law, vote the shares of the Funds in accordance with voting instructions received from Contract owners at any regular and special shareholders meetings. A Fund may not hold annual shareholders meetings when not required to do so under the laws of the state of its incorporation or the Investment Company Act of 1940. Fund shares for which no timely instructions from Contract owners are received, and any shares attributable to general account investments of Pruco Life will be voted in the same proportion as shares in the respective portfolios for which instructions are received. Should the applicable federal securities laws or regulations, or their current interpretation, change so as to permit Pruco Life to vote shares of the Funds in its own right, it may elect to do so.


With respect to the Series Fund, matters on which Contract owners may give voting instructions include the following: (1) election of the Board of Directors; (2) ratification of the independent accountant; (3) approval of the investment advisory agreement for a portfolio of the Series Fund corresponding to the Contract owner's selected variable investment option[s]; (4) any change in the fundamental investment policy of a portfolio corresponding to the Contract owner's selected variable investment option[s]; and (5) any other matter requiring a vote of the shareholders. With respect to approval of the investment advisory agreement or any change in a portfolio's fundamental investment policy, Contract owners participating in such portfolios will vote separately on the matter, pursuant to the requirements of Rule 18f-2 under the Investment Company Act of 1940.


The number of Fund shares for which a Contract owner may give instructions is determined by dividing the portion of the value of the Contract derived from participation in a variable investment option, by the value of one share in the corresponding portfolio of the applicable Fund. The number of votes for which each Contract owner may give Pruco Life instructions will be determined as of the record date chosen by the Board of Directors of the applicable Fund. Pruco Life will furnish Contract owners with proper forms and proxies to enable them to give these instructions. Pruco Life reserves the right to modify the manner in which the weight to be given voting instructions is calculated where such a change is necessary to comply with current federal regulations or interpretations of those regulations.

Pruco Life may, if required by state insurance regulations, disregard voting instructions if they would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of a Fund's portfolios, or to approve or disapprove an investment advisory contract for a Fund. In addition, Pruco Life itself may disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the Fund's portfolios, provided that Pruco Life reasonably disapproves such changes in accordance with applicable federal regulations. If Pruco Life does disregard voting instructions, it will advise Contract owners of that action and its reasons for such action in the next annual or semi-annual report to Contract owners.

The Fixed-Rate Option

Because of exemptive and exclusionary provisions, interests in the fixed-rate option under the Contract have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, interests in the fixed-rate option are not subject to the provisions of these Acts, and Pruco Life has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the fixed-rate option. Any inaccurate or misleading disclosure regarding the fixed-rate option may, however, be subject to certain generally applicable provisions of federal securities laws.

You may choose to invest, either initially or by transfer, all or part of your Contract Fund to a fixed-rate option. This amount becomes part of Pruco Life's general account. The general account consists of all assets owned by Pruco Life other than those in the Account and in other separate accounts that have been or may be established by Pruco Life. Subject to applicable law, Pruco Life has sole discretion over the investment of the general account assets, and Contract owners do not share in the investment experience of those assets. Instead, Pruco Life guarantees that the part of the Contract Fund allocated to the fixed-rate option will accrue interest daily at an effective annual rate that Pruco Life declares periodically, but not less than an effective annual rate of 4%. Pruco Life is not obligated to credit interest at a rate higher than an effective annual rate of 4%, although we may do so.

Transfers from the fixed-rate option may be subject to strict limits. See Transfers, page 25. The payment of any cash surrender value attributable to the fixed-rate option may be delayed up to six months. See When Proceeds are Paid, page 31.

Which Investment Option Should Be Selected?

Historically, for investments held over relatively long periods, the investment performance of common stocks has generally been superior to that of short or long-term debt securities, even though common stocks have been subject to much more dramatic changes in value over short periods of time. Accordingly, the Stock Index, Value, Equity, Prudential Jennison, Global, AIM, American Century, Franklin Templeton, Janus, MFS, or T. Rowe Price Portfolios may be desirable options if you are willing to accept such volatility in your Contract values. Each of these equity portfolios involves different investment risks, policies, and programs. See The Funds, page 8, for additional equity portfolios available under the Contract and their specific investment objectives.


You may prefer the somewhat greater protection against loss of principal (and reduced chance of high total return) provided by the Diversified Bond Portfolio, the SP PIMCO High Yield Portfolio, and the SP PIMCO Total Return Portfolio. You may want even greater safety of principal and may prefer the Money Market Portfolio or the fixed-rate option, recognizing that the level of short-term rates may change rather rapidly. If you are willing to take risks and possibly achieve a higher total return, you may prefer the High Yield Bond Portfolio, recognizing that the risks are greater for lower quality bonds with normally higher yields. You may wish to divide your invested premium among two or more of the portfolios. You may wish to obtain diversification by relying on Prudential's judgment for an appropriate asset mix by choosing the Conservative Balanced or Flexible Managed Portfolios.

You may wish to obtain diversification by relying on Prudential's judgment for an appropriate asset mix by choosing the SP Aggressive Growth Asset Allocation Portfolio, the SP Balanced Asset Allocation Portfolio, the SP Conservative Asset Allocation Portfolio, and the SP Growth Asset Allocation Portfolio.


Your choice should take into account your willingness to accept investment risks, how your other assets are invested, and what investment results you may experience in the future. You should consult your Pruco Life representative from time to time about the choices available to you under the Contract. Pruco Life recommends against frequent transfers among the several investment options. Experience generally indicates that "market timing" investing, particularly by non-professional investors, is likely to prove unsuccessful.

                      DETAILED INFORMATION FOR PROSPECTIVE
                                CONTRACT OWNERS

Charges and Expenses

The total amount invested at any time in the Contract Fund consists of the sum of the amount credited to the variable investment options, the amount allocated to the fixed-rate option, and the principal amount of any Contract loan plus the amount of interest credited to the Contract upon that loan. See Contract Loans, page 33. Most charges, although not all, are made by reducing the Contract Fund.

This section provides a more detailed description of each charge that is described briefly in the chart on page 2.

In several instances we will use the terms "maximum charge" and "current charge." The "maximum charge," in each instance, is the highest charge that Pruco Life is entitled to make under the Contract. The "current charge" is the lower amount that Pruco Life is now charging. However, if circumstances change, we reserve the right to increase each current charge, up to the maximum charge, without giving any advance notice.

Deductions from Premium Payments

(a) We charge up to 7.5% from each premium for taxes attributable to premiums (in Oregon this is called a premium based administrative charge). For these purposes, "taxes attributable to premiums" shall include any federal, state or local income, premium, excise, business or any other type of tax (or component thereof) measured by or based upon the amount of premium received by Pruco Life. That charge is currently made up of two parts, which currently equal a total of 3.75% of the premiums received. The first part is a charge for state and local premium-based taxes. The current charge for this first part is 2.5% of the premium and is Pruco Life's estimate of the average burden of state taxes generally. The rate applies uniformly to all policyholders without regard to state of residence. This amount may be more than Pruco Life actually pays. The second part is for federal income taxes measured by premiums, and it is currently equal to 1.25% of the premium. We believe that this charge is a reasonable estimate of an increase in Pruco Life's federal income taxes resulting from a 1990 change in the Internal Revenue Code. It is intended to recover this increased tax. During 2000, Pruco Life deducted a total of approximately $462,000 in taxes attributable to premiums.

(b) We may deduct up to 12% of premiums paid in the first five Contract years for sales expenses. This charge is reduced to 4% of premiums paid in subsequent Contract years. This charge, often called a "sales load", is deducted to compensate us for the costs of selling the Contracts, including commissions, advertising and the printing and distribution of prospectuses and sales literature. Part of those costs related to sales are also recovered by surrender charges. See Surrender Charges, page 19.

     Currently, we deduct 12% of premiums paid in the first five Contract years up to the amount of the Sales Load Target Premium and 4% of premiums paid in excess of this amount. For both Type A (fixed) death benefit and Type B (variable) death benefit Contracts, the Sales Load Target Premium is defined as the Lifetime Premium for a Type A death benefit, excluding any premiums for riders or extra risk charges. We deduct 4% of the premiums paid in Contract years six through 10, and 2% of premiums paid thereafter. See Premiums, page 22.

     Attempting to structure the timing and amount of premium payments to reduce the potential sales load may increase the risk that your Contract will lapse without value. Delaying the payment of premium amounts to later years will adversely affect the Death Benefit Guarantee if the accumulated premium payments do not reach the accumulated values shown under your Contract's Death Benefit Guarantee Values. See Death Benefit Guarantee, page 23. In addition, there are circumstances where payment of premiums that are too large may cause the Contract to be characterized as a Modified Endowment Contract, which could be significantly disadvantageous. See Tax Treatment of Contract Benefits, page 34. During 2000, Pruco Life deducted a total of approximately $1,221,000 in sales charges.

Deductions from Portfolios


An investment advisory fee is deducted daily from each portfolio of the Funds at a rate, on an annualized basis, ranging from 0.35% for the Series Fund Stock Index Portfolio to 1.15% for the SP Alliance Technology Portfolio. The expenses incurred in conducting the investment operations of the portfolios (such as custodian fees and preparation and distribution of annual reports) are paid out of the portfolio's income. These expenses also vary from portfolio to portfolio.


The total expenses of each portfolio for the year ended December 31, 2000, expressed as a percentage of the average assets during the year, are shown below:

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                            Total Portfolio Expenses
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                                                           Investment
                      Total          Total
      The Prudential Series Fund, Inc. Portfolios         Advisory Fee
Other        12b-1      Contractual       Actual

Expenses       Fees        Expenses       Expenses*
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Conservative Balanced Portfolio                              0.55%
0.05%         N/A          0.60%          0.60%
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Diversified Bond Portfolio                                   0.40%
0.05%         N/A          0.45%          0.45%
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Equity Portfolio                                             0.45%
0.04%         N/A          0.49%          0.49%
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Flexible Managed Portfolio                                   0.60%
0.04%         N/A          0.64%          0.64%
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Global Portfolio                                             0.75%
0.10%         N/A          0.85%          0.85%
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High Yield Bond Portfolio                                    0.55%
0.05%         N/A          0.60%          0.60%
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Money Market Portfolio                                       0.40%
0.04%         N/A          0.44%          0.44%
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Prudential Jennison Portfolio                                0.60%
0.04%         N/A          0.64%          0.64%
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Stock Index Portfolio                                        0.35%
0.04%         N/A          0.39%          0.39%
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Value Portfolio                                              0.40%
0.05%         N/A          0.45%          0.45%
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SP Aggressive Growth Asset Allocation Portfolio              0.84%
0.40%         N/A          1.24%          1.04%
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SP AIM Aggressive Growth Portfolio                           0.95%
1.29%         N/A          2.24%          1.07%
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SP AIM Growth and Income Portfolio                           0.85%
0.87%         N/A          1.72%          1.00%
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SP Alliance Large Cap Growth Portfolio                       0.90%
0.37%         N/A          1.27%          1.10%
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SP Alliance Technology Portfolio                             1.15%
0.65%         N/A          1.80%          1.30%
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SP Balanced Asset Allocation Portfolio                       0.75%
0.33%         N/A          1.08%          0.92%
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SP Conservative Asset Allocation Portfolio                   0.71%
0.30%         N/A          1.01%          0.87%
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SP Davis Value Portfolio                                     0.75%
0.18%         N/A          0.93%          0.83%
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SP Deutsche International Equity Portfolio                   0.90%
0.72%         N/A          1.62%          1.10%
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SP Growth Asset Allocation Portfolio                         0.80%
0.35%         N/A          1.15%          0.97%
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SP INVESCO Small Company Growth Portfolio                    0.95%
1.08%         N/A          2.03%          1.15%
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SP Jennison International Growth Portfolio                   0.85%
0.45%         N/A          1.30%          1.24%
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SP Large Cap Value Portfolio                                 0.80%
1.00%         N/A          1.80%          0.90%
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SP MFS Capital Opportunities Portfolio                       0.75%
0.96%         N/A          1.71%          1.00%
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SP MFS Mid-Cap Growth Portfolio                              0.80%
0.63%         N/A          1.43%          1.00%
--------------------------------------------------------------------------------
-------------------------------------------------
SP PIMCO High Yield Portfolio                                0.60%
0.44%         N/A          1.04%          0.82%
--------------------------------------------------------------------------------
-------------------------------------------------
SP PIMCO Total Return Portfolio                              0.60%
0.26%         N/A          0.86%          0.76%
--------------------------------------------------------------------------------
-------------------------------------------------
SP Prudential U.S. Emerging Growth Portfolio                 0.60%
0.47%         N/A          1.07%          0.90%
--------------------------------------------------------------------------------
-------------------------------------------------
SP Small/Mid Cap Value Portfolio                             0.90%
0.51%         N/A          1.41%          1.05%
--------------------------------------------------------------------------------
-------------------------------------------------
SP Strategic Partners Focused Growth Portfolio               0.90%
0.85%         N/A          1.75%          1.01%
--------------------------------------------------------------------------------
-------------------------------------------------
* Reflects fee waivers and reimbursement of expenses, if any.
--------------------------------------------------------------------------------
-------------------------------------------------


--------------------------------------------------------------------------------
---------------------------------------------------
                            Total Portfolio Expenses
--------------------------------------------------------------------------------
---------------------------------------------------
                                                             Investment
                        Total       Total Actual
                        Portfolios                          Advisory Fee  Other
Expenses   12b-1      Contractual      Expenses*

           Fees        Expenses
--------------------------------------------------------------------------------
---------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Value Fund                                           0.61%
0.23%         N/A          0.84%          0.84%
--------------------------------------------------------------------------------
---------------------------------------------------
American Century Variable Portfolios, Inc. (1)
 VP Value Fund                                                 1.00%
0.00%         N/A          1.00%          1.00%
--------------------------------------------------------------------------------
---------------------------------------------------
Franklin Templeton Variable Insurance
Products Trust (2)
 Franklin Small Cap Fund - Class 2                             0.53%
0.28%        0.25%         1.06%          1.02%
--------------------------------------------------------------------------------
---------------------------------------------------
Janus Aspen Series (3)
 Growth Portfolio - Institutional Shares                       0.65%
0.02%         N/A          0.67%          0.67%
--------------------------------------------------------------------------------
---------------------------------------------------
MFS(R)Variable Insurance Trust(sm) (4)
 Emerging Growth Series                                        0.75%
0.10%         N/A          0.85%          0.84%
--------------------------------------------------------------------------------
---------------------------------------------------
T. Rowe Price International Series, Inc. (1)
 International Stock Portfolio                                 1.05%
0.00%         N/A          1.05%          1.05%
--------------------------------------------------------------------------------
---------------------------------------------------

     (1)  American   Century   Variable   Portfolios,   Inc.  /  T.  Rowe  Price
          International Series, Inc.
          The Investment Management Fees include ordinary expenses of operating the Funds.

     (2)  Franklin Templeton Variable Insurance Products Trust

          The manager has agreed in advance to make an estimated reduction of 0.04% of its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission.


     (3)  Janus Aspen Series

          Table reflects expenses based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee. All expenses are shown without the effect of any offset arrangements.


     (4)  MFS(R) Variable Insurance Trust SM
          An expense offset arrangement with the Fund's custodian resulted in a reduction in Other Expenses by 0.01% and is reflected in the Total Actual Expenses.

The expenses relating to the Funds, other than those of The Prudential Series Fund, Inc. (the "Series Fund"), have been provided to Pruco Life by the Funds. Pruco Life has not independently verified them.

Daily Deduction from the Contract Fund

Each day we deduct a charge from the assets of each of the variable investment options in an amount equivalent to an effective annual rate of 0.9%. This charge is intended to compensate Pruco Life for assuming mortality and expense risks under the Contract. The mortality risk assumed is that the insureds may live for shorter periods of time than Pruco Life estimated when it determined what mortality charge to make. The expense risk assumed is that expenses incurred in issuing and administering the Contract will be greater than Pruco Life estimated in fixing its administrative charges. During 2000, Pruco Life received a total of approximately $15,000, in mortality and expense risk charges. This charge is not assessed against amounts allocated to the fixed-rate option.

Monthly Deductions from Contract Fund

Pruco Life deducts the following monthly charges proportionately from the dollar amounts held in each of the chosen investment option[s].

a) An administrative charge based on the basic insurance amount is deducted. The charge is intended to compensate us for things like processing claims, keeping records and communicating with Contract owners. Currently, we charge the following:

     o generally, if the average issue age of the insureds is less than 40 in the first five Contract years, we deduct $10 per Contract plus $0.07 per $1,000 of basic insurance amount;
     o if the average issue age of the insureds is 40 or greater in the first five Contract years, we deduct $10 per Contract plus $0.08 per $1,000 of basic insurance amount;
     o in all subsequent years, we deduct $10 per Contract plus $0.01 per $1,000 of basic insurance amount.

     PrucoLife reserves the right, however, to charge up to $10 per Contract plus $0.10 per $1,000 of basic insurance amount in the first five Contract years and $10 per Contract plus $0.05 per $1,000 of basic insurance amount in subsequent years. During 2000, Pruco Life received a total of approximately $290,000 in monthly administrative charges.

b) A cost of insurance ("COI") charge is deducted. Upon the second death of two insureds, the amount payable to the beneficiary (assuming there is no Contract debt) is larger than the Contract Fund - significantly larger if both insureds died in the early years of the Contract. The cost of insurance charges collected from all Contract owners enables Pruco Life to pay this larger death benefit. The maximum COI charge is determined by multiplying the "net amount at risk" under a Contract (the amount by which the Contract's death benefit exceeds the Contract Fund) by maximum COI rates. The maximum COI rates are based upon both insureds' current attained age, sex, smoking status, and extra rating class, if any.

c) You may add one or more of several riders to the Contract. Some riders are charged for separately. If you add such a rider to the basic Contract, additional charges will be deducted.

d) If an insured is in a substandard risk classification (for example, a person in a hazardous occupation), additional charges will be deducted.

e) A charge may be deducted to cover federal, state or local taxes (other than "taxes attributable to premiums" described above, in Oregon this is called a premium based administrative charge) that are imposed upon the operations of the Account. At present no such taxes are imposed and no charge is made.

     The earnings of the Account are taxed as part of the operations of Pruco Life. Currently, no charge is being made to the Account for Pruco Life's federal income taxes, other than the 1.25% charge for federal income taxes measured by premiums. See Deductions from Premiums, page 15. Pruco Life reviews the question of a charge to the Account for Company federal income taxes periodically. We may make such a charge in the future for any federal income taxes that would be attributable to the Contracts.

Surrender Charge

We will assess a surrender charge if, during the first 10 Contract years, the Contract lapses, is surrendered, or in some instances, the basic insurance amount is decreased. See Changing the Type of Death Benefit, page 21, Withdrawals, page 29, and Decreases in Basic Insurance Amount, page 30. This charge is deducted to cover sales costs and administrative costs, such as: the cost of processing applications, conducting examinations, determining insurability and the insured's rating class, and establishing records. We may charge up to $8 per $1,000 of basic insurance amount if you surrender your Contract. Currently, we charge $5 per $1,000 of basic insurance amount. This charge is level for the first five Contract years and declines monthly until it reaches zero at the end of the 10th Contract year.

Transaction Charges

(a) We currently charge an administrative processing fee equal to the lesser of $25 or 2% of the withdrawal amount in connection with each withdrawal.

(b) We reserve the right to charge an administrative processing fee of up to $25 made in connection with each decrease in basic insurance amount. We currently do not make such a charge.

(c) We currently charge an administrative processing fee of $25 for each transfer exceeding 12 in any Contract year.

Requirements for Issuance of a Contract

You may apply for a minimum basic insurance amount of $250,000. The Contract may be issued on two insureds each between the ages of 18 and 90. Pruco Life requires evidence of insurability on each insured which may include a medical examination before issuing any Contract. Non-smokers are offered more favorable cost of insurance rates than smokers. Pruco Life charges a higher cost of insurance rate and/or an additional amount if an extra mortality risk is involved. These are the current underwriting requirements. We reserve the right to change them on a non-discriminatory basis.

Short-Term Cancellation Right or "Free-Look"

Generally, you may return the Contract for a refund within 10 days after you receive it. Some states allow a longer period of time during which a Contract may be returned for a refund. You can request a refund by mailing or delivering the Contract to the representative who sold it or to the Home Office specified in the Contract. A Contract returned according to this provision shall be deemed void from the beginning. You will then receive a refund of all premium payments made, plus or minus any change due to investment experience. However, if applicable law so requires, you will receive a refund of all premium payments made with no adjustment for investment experience. For information on how premium payments are allocated during the "free-look" period, see Allocation of Premiums, page 23.

Types of Death Benefit

You may select either a Type A (fixed) or a Type B (variable) death benefit. Generally, a Contract with a Type A (fixed) death benefit has a death benefit equal to the basic insurance amount. This type of death benefit does not vary with the investment performance of the investment options you selected, except in certain circumstances. See How a Type A (Fixed) Contract's Death Benefit Will Vary, page 27. The payment of additional premiums and favorable investment results of the investment options to which the assets are allocated will generally increase the cash surrender value. See How a Contract's Cash Surrender Value Will Vary, page 27.

A Contract with a Type B (variable) death benefit has a death benefit which will generally equal the basic insurance amount plus the Contract Fund. Since the Contract Fund is a part of the death benefit, favorable investment performance and payment of additional premiums generally result in an increase in the death benefit, as well as in the cash surrender value. Over time, however, the increase in the cash surrender value will be less than under a Contract with a fixed death benefit. This is because, given two Contracts with the same basic insurance amount and equal Contract Funds, generally the cost of insurance charge for a Contract with a Type B death benefit will be greater. See How a Contract's Cash Surrender Value Will Vary, page 27 and How a Type B (Variable) Contract's Death Benefit Will Vary, page 28. Unfavorable investment performance will result in decreases in the cash surrender value and may result in decreases in the death benefit. As long as the Contract is not in default and there is no Contract debt, the death benefit may not fall below the basic insurance amount stated in the Contract.

In choosing a death benefit type, you should also consider whether you intend to use the withdrawal feature. Contract owners with a Type A (fixed) death benefit should note that any withdrawal may result in a reduction of the basic insurance amount and possible surrender charges. In addition, we will not allow you to make a withdrawal that will decrease the basic insurance amount below the minimum basic insurance amount. See Withdrawals, page 29.

The way in which the cash surrender values and death benefits will change depends significantly upon the investment results that are actually achieved.

Changing the Type of Death Benefit

This Contract has two types of death benefit, Type A (fixed) or Type B (variable). You may change the type of death benefit, subject to Pruco Life's approval. Currently, Pruco Life does not require a medical examination. Except as stated below, we will adjust the basic insurance amount so that the death benefit immediately after the change will remain the same as the death benefit immediately before the change.

If you are changing your Contract's death benefit from Type A to Type B, we will reduce the basic insurance amount by the amount in your Contract Fund on the date the change takes place. The basic insurance amount after the change may not be lower than the minimum basic insurance amount applicable to the Contract. If you are changing your Contract's death benefit from Type B to Type A, we will increase the basic insurance amount by the amount in your Contract Fund on the date the change takes place. This is illustrated in the following chart.



------------------------------------------
---------------------------------------------
                                                     Changing the Death
                 Changing the Death
                                                        Benefit from
                    Benefit from
                                                   Type A         Type B
              Type B            Type A
                                                  (Fixed) ->    (Variable)
            (Variable) ->      (Fixed)
-----------------------------------------
------------------------------------------
---------------------------------------------
            Basic Insurance
                Amount                              $300,000 -> $250,000
                $300,000 -> $350,000

             Contract Fund                           $50,000 -> $50,000
                 $50,000 -> $50,000

             Death Benefit*                         $300,000 -> $300,000
                $350,000 -> $350,000
--------------------------------------------------------------------------------
--------------------------------------------------
* assuming there is no Contract debt
--------------------------------------------------------------------------------
--------------------------------------------------

Changing your Contract's type of death benefit from Type A to Type B during the first 10 Contract years may result in the assessment of surrender charges. In addition, we reserve the right to make an administrative processing charge of up to $25 for any decrease in basic insurance amount, although we do not currently do so. See Charges and Expenses, page 14.

To request a change, fill out an application for change which can be obtained from your Pruco Life representative or a Home Office. If the change is approved, we will recompute the Contract's charges and appropriate tables and send you new Contract data pages. We may ask that you send us your Contract before making the change. There may be circumstances under which a change in the death benefit type may cause the Contract to be classified as a Modified Endowment Contract, which could be significantly disadvantageous. See Tax Treatment of Contract Benefits, page 34.

Contract Date

When the first premium payment is paid with the application for a Contract, the Contract date will ordinarily be the later of the application date or the medical examination date. If the first premium is not paid with the application, the Contract date will be the date on which the first premium is paid and the Contract is delivered. Under certain circumstances, we may allow the Contract to be backdated for the purpose of lowering one or both insureds' issue ages, but only to a date not earlier than six months prior to the application date. This may be advantageous for some Contract owners as a lower issue age may result in lower current charges. For a Contract that is backdated, we will credit the initial premium as of the date of receipt and will deduct any charges due on or before that date.

Premiums

The Contract is a flexible premium contract. The minimum initial premium is due on or before the Contract date. Thereafter, you decide when you would like to make premium payments and, subject to a $25 minimum, in what amounts. However, the minimum premium payment is $15 for premiums made by electronic fund transfer. We may require an additional premium if adjustments to premium payments exceed the minimum initial premium or there are Contract Fund charges due on or before the payment date. We reserve the right to refuse to accept any payment that increases the death benefit by more than it increases the Contract Fund. See How a Type A (Fixed) Contract's Death Benefit Will Vary, page 27 and How a Type B (Variable) Contract's Death Benefit Will Vary, page 28. There are circumstances under which the payment of premiums in amounts that are too large may cause the Contract to be characterized as a Modified Endowment Contract, which could be significantly disadvantageous. See Tax Treatment of Contract Benefits, page 34.

If we receive the first premium payment on or before the Contract date, we will credit the invested premium amount to the Contract Fund on the Contract date. If we receive the first premium payment after the Contract date, we will credit the premium amount to the Contract Fund on the payment receipt date.

Once the minimum initial premium payment is made, there are no required premiums. However, there are several types of "premiums" which are described below. Understanding them may help you understand how the Contract works.

     Minimum initial premium -- the premium needed to start the Contract. There is no insurance under the Contract unless the minimum initial premium is paid.

     Target Premium -- the premiums that, if paid at the beginning of each Contract year, will keep the Contract in-force during the full Limited Death Benefit Guarantee period regardless of investment performance, assuming no loans or withdrawals. For a Contract with no riders or extra risk charges, these premiums will be level. Payment of Target Premiums at the beginning of each Contract year is one way to achieve the Limited Death Benefit Guarantee Values shown on the Contract data pages. At the end of the Limited Death Benefit Guarantee period, continuation of the Contract will depend on the Contract Fund having sufficient money to cover all charges or meeting the conditions of the Lifetime Death Benefit Guarantee. See Death Benefit Guarantee, page 23. These Target Premiums will be higher for a Contract with a Type B (variable) death benefit than for a Contract with a Type A (fixed) death benefit. When you purchase a Contract, your Pruco Life representative can tell you the amount[s] of the Target Premium.

     It is possible, in some instances, to pay a lower premium (the "Short-Term Premium") than the Target Premium. These Short-Term Premiums, if paid at the beginning of each Contract year, will keep the Contract in-force only during the first five years of the Limited Death Benefit Guarantee period regardless of investment performance, and assuming no loans or withdrawals. As is the case with the Target Premium, for a Contract with no riders or extra risk charges, these premiums will be level. Payment of Short-Term Premiums at the beginning of each of the first five Contract years is one way to achieve the Limited Death Benefit Guarantee Values shown on the Contract data pages, but only for the first five Contract years. At the end of the first five years, continuation of the Contract will depend on the Contract Fund having sufficient money to cover all charges or meeting the conditions of the Lifetime Death Benefit Guarantee or the Limited Death Benefit Guarantee. See Death Benefit Guarantee, page 23. When you purchase a Contract, your Pruco Life representative can tell you the amount[s] of the Short-Term Premium. This Contract may not be suitable for those who can afford to pay only the Short-Term Premium.

     Lifetime Premium -- the premiums that, if paid at the beginning of each Contract year, will keep the Contract in-force during the lifetime of the insureds regardless of investment performance, assuming no loans or withdrawals. These Lifetime Premiums will be higher for a Contract with a Type B (variable) death benefit than for a Contract with a Type A (fixed) death benefit. As is the case with the Target Premium, for a Contract with no riders or extra risk charges, these premiums will be level. Payment of Lifetime Premiums at the beginning of each Contract year is one way to achieve the Lifetime Death Benefit Guarantee Values shown on the Contract data pages. See Death Benefit Guarantee, page 23. When you purchase a Contract, your Pruco Life representative can tell you the amount[s] of the Lifetime Premium.

We can bill you annually, semi-annually, or quarterly for an amount you select. Because the Contract is a flexible premium contract, there are no scheduled premium due dates. When you receive a premium notice, you are not required to pay this amount. The Contract will remain in-force if: (1) the Contract Fund is sufficient to pay monthly charges including surrender charges; or (2) you have paid sufficient premiums on an accumulated basis to meet the Death Benefit Guarantee conditions and there is no Contract debt. You may also pay premiums automatically through pre-authorized monthly transfers from a bank checking account. If you elect to use this feature, you choose the day of the month on which premiums will be paid and the amount of the premiums paid. We will then draft from your account the same amount on the same date each month.

When you apply for the Contract, you should discuss with your Pruco Life representative how frequently you would like to be billed (if at all) and for what amount.

Allocation of Premiums

On the Contract date, Pruco Life deducts the charge for sales expenses and the charge for taxes attributable to premiums (in Oregon this is called a premium based administrative charge) from the initial premium. Also on the Contract date, the remainder of the initial premium and any other premium received during the short-term cancellation right ("free-look") period, will be allocated to the Money Market investment option and the first monthly deductions are made. At the end of the "free-look" period, these funds will be transferred out of the Money Market investment option and allocated among the variable investment options and/or the fixed-rate option according to your most current allocation request. See Short-Term Cancellation Right or "Free-Look", page 20. The transfer from the Money Market investment option immediately following the "free-look" period will not be counted as one of your 12 free transfers described below. If the first premium is received before the Contract date, there will be a period during which the Contract owner's initial premium will not be invested.

The charge for sales expenses and the charge for taxes attributable to premiums also apply to all subsequent premium payments; the remainder will be invested as of the end of the valuation period when received at a Home Office in accordance with the allocation you previously designated. Provided the Contract is not in default, you may change the way in which subsequent premiums are allocated by giving written notice to a Home Office or by telephoning a Home Office, provided you are enrolled to use the Telephone Transfer System. There is no charge for reallocating future premiums. All percentage allocations must be in whole numbers. For example, 33% can be selected but 331/3% cannot. Of course, the total allocation to all selected investment options must equal 100%.

Death Benefit Guarantee

Although you decide what premium amounts you wish to pay, sufficient premium payments, on an accumulated basis, will guarantee that your Contract will not lapse and a death benefit will be paid upon the second death of two insureds. This will be true even if, because of unfavorable investment experience, your Contract Fund value drops to zero. Withdrawals may adversely affect the status of the guarantee. A contract loan will negate any guarantee, regardless of the value of your accumulated net payments. See Withdrawals, page 29 and Contract Loans, page 33. You should consider how important the Death Benefit Guarantee is to you when deciding what premium amounts to pay into the Contract. We offer two levels of death benefit guarantees: (1) Limited Death Benefit Guarantee, and (2) Lifetime Death Benefit Guarantee. In Maryland, this guarantee is titled "Death Benefit Guarantee To Prevent Lapse."

For purposes of determining if a Death Benefit Guarantee is in effect, we calculate two sets of values: (1) Limited Death Benefit Guarantee Values, and
(2) Lifetime Death Benefit Guarantee Values. These are values used solely to determine if a Death Benefit Guarantee is in effect. They are not cash values that you can realize by surrendering the Contract, nor are they payable death benefits. The Limited Death Benefit Guarantee Values apply until age 75 of the younger insured, or 10 years after issue, whichever is later. Correspondingly, the Lifetime Death Benefit Guarantee Values are shown for the lifetime of the Contract. In addition, the Contract data pages show Limited and Lifetime Death Benefit Guarantee Values as of Contract anniversaries. Values for non-anniversary Monthly dates will reflect the number of months elapsed between Contract anniversaries.

The Limited Death Benefit Guarantee Values for the first five years are the end-of-year accumulations of premiums at 4% annual interest assuming Short-Term Premiums are paid at the beginning of each Contract year. The Limited Death Benefit Guarantee Values after five years are the end-of-year accumulations of premiums at 4% annual interest assuming Target Premiums are paid at the beginning of each Contract year (including years one through five). The Lifetime Death Benefit Guarantee Values are the end-of-year accumulations of premiums at 4% annual interest assuming Lifetime Premiums are paid at the beginning of each Contract year.

Short-Term, Target, and Lifetime Premiums are premium levels that, if paid at the beginning of each Contract year, correspond to the Limited (first five years only), Limited (all years of the Limited Death Benefit Guarantee period), and Lifetime Death Benefit Guarantee Values, respectively (assuming no withdrawals or loans). If you want a death benefit guarantee to last longer than five years, you should expect to pay at least the Target Premium. See Premiums, page 22. Paying the Short-Term, Target, or Lifetime Premiums at the start of each Contract year is one way of reaching the Death Benefit Guarantee Values; they are certainly not the only way.

At the Contract date, and on each Monthly date, we calculate your Contract's "Accumulated Net Payments" as of that date. Accumulated Net Payments equal the premiums you paid, accumulated at an effective annual rate of 4%, less withdrawals also accumulated at 4%.

At each Monthly date within the Limited Death Benefit Guarantee period (including years one through five), we will compare your Accumulated Net Payments to the Limited Death Benefit Guarantee Value as of that date. After the Limited Death Benefit Guarantee period, we will compare your Accumulated Net Payments to the Lifetime Death Benefit Guarantee Value as of that date. If your Accumulated Net Payments equal or exceed the applicable (Limited or Lifetime) Death Benefit Guarantee Value and there is no Contract debt, then the Contract is kept in-force, regardless of the amount in the Contract Fund.

Here is a table of Short-Term, Target, or Lifetime Premiums (to the nearest dollar) for sample cases. The examples assume the insureds are a male and a female, both the same age, both smokers, with no extra risk or substandard ratings, and no riders added to the Contract. For those who qualify for more favorable underwriting classes, the premiums may be lower than those shown on the chart, and for those who are classified as substandard, the premiums may be higher.

                        Basic Insurance Amount - $250,000
                          Illustrative Annual Premiums

--------------------------------------------------------------------------------
----------------------------------------------------

    Age of                             Short-Term Premium                Target
Premium                Lifetime Premium
     both           Type of           corresponding to the
corresponding to the            corresponding to the
   Insureds      Death Benefit       Limited Death Benefit            Limited
Death Benefit          Lifetime Death Benefit
   at issue         Chosen              Guarantee Values
Guarantee Values               Guarantee Values
                                    (first five years only)
--------------------------------------------------------------------------------
----------------------------------------------------
      40         Type A (Fixed)              $1,137
$2,697                       $3,447

      40       Type B (Variable)             $1,137
$3,456                       $11,862

      60         Type A (Fixed)              $3,766
$6,358                       $8,746

      60       Type B (Variable)             $3,766
$7,613                       $27,694

      80         Type A (Fixed)              $21,803
$26,238                      $28,887

      80       Type B (Variable)             $21,803
$33,321                      $71,153
--------------------------------------------------------------------------------
----------------------------------------------------

You should consider carefully the value of maintaining the Death Benefit Guarantee. If you desire the Death Benefit Guarantee for the full Limited Death Benefit Guarantee period, you may prefer to pay at least the Target Premium in all years, rather than paying the lower Short-Term Premium in the first five years. If you pay only enough premium to meet the Limited Death Benefit Guarantee Values in the first five years, you will need to pay more than the Target Premium at the beginning of the sixth year in order to continue the guarantee after the first five years of the Limited Death Benefit Guarantee period.

If you desire the Death Benefit Guarantee for lifetime protection, you may prefer to pay generally higher premiums in all years, rather than trying to make such payments on an as needed basis. For example, if you pay only enough premium to meet the Limited Death Benefit Guarantee Values, a substantial amount may be required to meet the Lifetime Death Benefit Guarantee Values in order to continue the guarantee at the end of the Limited Death Benefit Guarantee period. In addition, it is possible that the payment required to continue the guarantee after the Limited Death Benefit Guarantee period could exceed the premium payments allowed to be paid without causing the Contract to become a Modified Endowment Contract. See Tax Treatment of Contract Benefits, page 34.

The Death Benefit Guarantee allows considerable flexibility as to the timing of premium payments. Your Pruco Life representative can supply sample illustrations of various premium amount and frequency combinations that correspond to the Death Benefit Guarantee Values.

Transfers

You may, up to 12 times in each Contract year, transfer amounts from one variable investment option to another variable investment option or to the fixed-rate option without charge. Additional transfers may be made during each Contract year, but only with our consent. There is an administrative charge of up to $25 for each transfer made exceeding 12 in any Contract year. All or a portion of the amount credited to a variable investment option may be transferred.

Only one transfer from the fixed-rate option will be permitted during the Contract year. The maximum amount which may be transferred out of the fixed-rate option each year is the greater of (a) 25% of the amount in the fixed-rate option; and (b) $2,000. Pruco Life may change these limits in the future. We may waive these restrictions for limited periods of time in a non-discriminatory way, (e.g., when interest rates are declining).

Transfers among variable investment options will take effect as of the end of the valuation period in which a proper transfer request is received at a Home Office. The request may be in terms of dollars, such as a request to transfer $10,000 from one variable investment option to another, or may be in terms of a percentage reallocation among variable investment options. In the latter case, as with premium reallocations, the percentages must be in whole numbers. You may transfer amounts by proper written notice to a Home Office or by telephone, provided you are enrolled to use the Telephone Transfer System. You will automatically be enrolled to use the Telephone Transfer System unless the Contract is jointly owned or you elect not to have this privilege. Telephone transfers may not be available on Contracts that are assigned (see Assignment, page 37), depending on the terms of the assignment.

We will use reasonable procedures, such as asking you to provide certain personal information provided on your application for insurance, to confirm that instructions given by telephone are genuine. We will not be held liable for following telephone instructions that we reasonably believe to be genuine. Pruco Life cannot guarantee that you will be able to get through to complete a telephone transfer during peak periods such as periods of drastic economic or market change.

The Contract was not designed for professional market timing organizations, other organizations, or individuals using programmed, large, or frequent transfers. A pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the investment option or to the disadvantage of other contract owners. If such a pattern were to be found, we may modify your right to make transfers by restricting the number, timing, and amount of transfers. We also reserve the right to prohibit transfer requests made by an individual acting under a power of attorney on behalf of more than one contract owner.

Dollar Cost Averaging

As an administrative practice, we are currently offering a feature called Dollar Cost Averaging ("DCA"). Under this feature, either fixed dollar amounts or a percentage of the amount designated for use under the DCA option will be transferred periodically from the Money Market investment option into other investment options available under the Contract, excluding the fixed-rate option. You may choose to have periodic transfers made monthly or quarterly. DCA transfers will not begin until the end of the "free-look" period. See Short-Term Cancellation Right or "Free-Look", page 20.

Each automatic transfer will take effect as of the end of the valuation period on the date coinciding with the periodic timing you designate provided the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, or if the date does not occur in that particular month, the transfer will take effect as of the end of the valuation period which immediately follows that date. Automatic transfers will continue until: (1) $50 or less remains of the amount designated for Dollar Cost Averaging, at which time the remaining amount will be transferred; or (2) you give us notification of a change in DCA allocation or cancellation of the feature. Currently, there is no charge for using the Dollar Cost Averaging feature. We reserve the right to change this practice, modify the requirements, or discontinue the feature.

Auto-Rebalancing

As an administrative practice, we are currently offering a feature called Auto-Rebalancing. This feature allows you to automatically rebalance assets in the variable investment options at specified intervals based on percentage allocations that you choose. For example, suppose your initial investment allocation of variable investment options X and Y is split 40% and 60%, respectively. Then, due to investment results, the portion in each of the investment options changes. You may instruct that those assets be rebalanced to your original or different allocation percentages. Auto-Rebalancing is not available until the end of the "free-look" period. See Short-Term Cancellation Right or "Free-Look", page 20.

Auto-Rebalancing can be performed on a quarterly, semi-annual or annual basis. Each rebalance will take effect as of the end of the valuation period on the date coinciding with the periodic timing you designate provided the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, or if the date does not occur in that particular month, the transfer will take effect as of the end of the valuation period which immediately follows that date. The fixed-rate option cannot participate in this administrative procedure. Currently, a transfer that occurs under the Auto-Rebalancing feature is not counted towards the 12 free transfers permitted each Contract year. We reserve the right to change this practice, modify the requirements, or discontinue the feature.

How a Contract's Cash Surrender Value Will Vary

You may surrender the Contract for its cash surrender value. The Contract's cash surrender value on any date will be the Contract Fund value minus any Contract debt and minus any applicable surrender charges. See Contract Loans, page 33. The Contract Fund value changes daily, reflecting: (1) increases or decreases in the value of the variable investment options; (2) interest credited on any amounts allocated to the fixed-rate option; (3) interest credited on any loan; and (4) by the daily asset charge for mortality and expense risks assessed against the variable investment options. The Contract Fund value also changes to reflect the receipt of premium payments and the monthly deductions described under Charges and Expenses, page 14. Upon request, Pruco Life will tell you the cash surrender value of your Contract. It is possible for the cash surrender value of a Contract to decline to zero because of unfavorable investment performance.

The tables on pages T1 through T4 of this prospectus illustrate approximately what the cash surrender values would be for representative Contracts paying Target Premium amounts (see Premiums, page 22), assuming hypothetical uniform investment results in the Fund portfolios. Two of the tables assume current charges will be made throughout the lifetime of the Contract and two tables assume maximum charges will be made. See Illustrations of Cash Surrender Values, Death Benefits, and Accumulated Premiums, page 31.

How a Type A (Fixed) Contract's Death Benefit Will Vary

As described  earlier,  there are two types of death benefit available under the
Contract: Type A, a fixed death benefit and Type B, a variable death benefit. The Type B death benefit varies according to changes in the Contract Fund while the Type A death benefit does not, unless it must be increased to comply with the Internal Revenue Code's definition of life insurance.

Under the Type A (fixed) Contract, the death benefit is generally equal to the basic insurance amount, before any reduction of Contract debt. See Contract Loans, page 33. If the Contract is kept in-force for several years, depending on how much premium you pay, and/or if investment performance is reasonably favorable, the Contract Fund may grow to the point where Pruco Life will increase the death benefit in order to ensure that the Contract will satisfy the Internal Revenue Code's definition of life insurance.

Assuming no Contract debt, the death benefit of a Type A (fixed) Contract will always be the greater of:

     (1)  the basic insurance amount; and

     (2) the Contract Fund before the deduction of any monthly charges due on that date, multiplied by the attained age factor that applies.

A listing of attained age factors can be found on your Contract data pages. The latter provision ensures that the Contract will always have a death benefit large enough to be treated as life insurance for tax purposes under current law.

The following table illustrates at different ages how the attained age factor affects the death benefit for different Contract Fund amounts. The table assumes a $1,000,000 Type A Contract was issued when the younger insured was age 35 and there is no Contract debt.

                          Type A (Fixed) Death Benefit

--------------------------------------------
-----------------------------------------------------------------------
                    IF
THEN
--------------------------------------------
-----------------------------------------------------------------------
                                                                          the
Contract
          the                 and the                 the
Fund                  and the
        younger              Contract              attained
multiplied by               Death
       insured is             Fund is             age factor              the
attained             Benefit is
          age                                         is                 age
factor is
----------------------- -------------------- --------------------
--------------------------- ----------------------
          40                 $100,000                5.7
570,000               $1,000,000
          40                 $200,000                5.7
1,140,000               $1,140,000*
          40                 $300,000                5.7
1,710,000               $1,710,000*
----------------------- -------------------- --------------------
--------------------------- ----------------------

          60                 $300,000                2.8
840,000               $1,000,000
          60                 $400,000                2.8
1,120,000               $1,120,000*
          60                 $600,000                2.8
1,680,000               $1,680,000*
----------------------- -------------------- --------------------
--------------------------- ----------------------

          80                 $600,000                1.5
900,000               $1,000,000
          80                 $700,000                1.5
1,050,000               $1,050,000*
          80                 $800,000                1.5
1,200,000               $1,200,000*
----------------------- -------------------- --------------------
--------------------------- ----------------------
*    Note that the death benefit has been  increased to comply with the Internal
     Revenue Code's definition of life insurance.  At this point, any additional premium  payment will  increase the death benefit by more than it increases the Contract Fund.
--------------------------------------------------------------------------------
------------------------------------

This means, for example, that if the younger insured has reached the age of 60, and the Contract Fund is $400,000, the death benefit will be $1,120,000, even though the basic insurance amount is $1,000,000. In this situation, for every $1 increase in the Contract Fund, the death benefit will be increased by $2.80. We reserve the right to refuse to accept any premium payment that increases the death benefit by more than it increases the Contract Fund. If we exercise this right, it may in certain situations result in the loss of the Death Benefit Guarantee.

How a Type B (Variable) Contract's Death Benefit Will Vary

Under the Type B (variable) Contract, the death benefit will never be less than the basic insurance amount, before any reduction of Contract debt, but will also vary, immediately after it is issued, with the investment results of the selected investment options. The death benefit may be further increased to ensure that the Contract will satisfy the Internal Revenue Code's definition of life insurance.

Assuming no Contract debt, the death benefit of a Type B (variable) Contract will always be the greater of:

     (1) the basic insurance amount plus the Contract Fund before the deduction of any monthly charges due on that date; and

     (2) the Contract Fund before the deduction of any monthly charges due on that date, multiplied by the attained age factor that applies.

For purposes of determining the death benefit, if the Contract Fund is less than zero, we will consider it to be zero. A listing of attained age factors can be found on your Contract data pages. The latter provision ensures that the Contract will always have a death benefit large enough to be treated as life insurance for tax purposes under current law.

The following table illustrates various attained age factors and Contract Funds and the corresponding death benefits. The table assumes a $1,000,000 Type B Contract was issued when the younger insured was age 35 and there is no Contract debt.

                         Type B (Variable) Death Benefit

--------------------------------------------
-----------------------------------------------------------------------
                    IF
THEN
--------------------------------------------
-----------------------------------------------------------------------
                                                                          the
Contract
          the                 and the                 the
Fund                  and the
        younger              Contract              attained
multiplied by               Death
       insured is             Fund is             age factor              the
attained             Benefit is
          age                                         is                 age
factor is
----------------------- -------------------- ---------------------
-------------------------- ----------------------
          40                 $100,000                5.7
570,000               $1,100,000
          40                 $200,000                5.7
1,140,000               $1,200,000
          40                 $300,000                5.7
1,710,000               $1,710,000*
----------------------- -------------------- ---------------------
-------------------------- ----------------------

          60                 $300,000                2.8
840,000               $1,300,000
          60                 $400,000                2.8
1,120,000               $1,400,000
          60                 $600,000                2.8
1,680,000               $1,680,000*
----------------------- -------------------- ---------------------
-------------------------- ----------------------

          80                 $600,000                1.5
900,000               $1,600,000
          80                 $700,000                1.5
1,050,000               $1,700,000
          80                 $800,000                1.5
1,200,000               $1,800,000
----------------------- -------------------- ---------------------
-------------------------- ----------------------
*    Note that the death benefit has been  increased to comply with the Internal
     Revenue Code's definition of life insurance.  At this point, any additional premium  payment will  increase the death benefit by more than it increases the Contract Fund.
--------------------------------------------------------------------------------
------------------------------------

This means, for example, that if the younger insured has reached the age of 60, and the Contract Fund is $600,000, the death benefit will be $1,680,000, even though the basic insurance amount is $1,000,000. In this situation, for every $1 increase in the Contract Fund, the death benefit will be increased by $2.80. We reserve the right to refuse to accept any premium payment that increases the death benefit by more than it increases the Contract Fund. If we exercise this right, it may in certain situations result in the loss of the Death Benefit Guarantee.

Surrender of a Contract

A Contract may be surrendered for its cash surrender value while one or both of the insureds is living. To surrender a Contract, you must deliver or mail it, together with a written request in a form that meets Pruco Life's needs, to a Home Office. The cash surrender value of a surrendered Contract will be determined as of the end of the valuation period in which such a request is received in the Home Office. Surrender of a Contract may have tax consequences. See Tax Treatment of Contract Benefits, page 34.

Withdrawals

Under certain circumstances, you may withdraw a portion of the Contract's cash surrender value without surrendering the Contract. You must ask for a withdrawal on a form that meets our needs. The cash surrender value after withdrawal may not be less than or equal to zero after deducting: (a) any charges associated with the withdrawal and (b) an amount sufficient to cover the Contract Fund deductions for two monthly dates following the date of the withdrawal. The amount withdrawn must be at least $500. There is an administrative processing fee for each withdrawal equal to the lesser of $25 or 2% of the withdrawal amount. An amount withdrawn may not be repaid except as a premium subject to the applicable charges.

Upon request, we will tell you how much you may withdraw. Withdrawal of the cash surrender value may have tax consequences. See Tax Treatment of Contract Benefits, page 34.

Whenever a withdrawal is made, the death benefit payable will immediately be reduced by at least the amount of the withdrawal. For a Contract with a Type B death benefit, this will not change the basic insurance amount. However, under a Contract with a Type A death benefit, the resulting reduction in death benefit usually requires a reduction in the basic insurance amount. We will send you new Contract data pages showing these changes. We may also deduct a surrender charge from the Contract Fund. See Decreases in Basic Insurance Amount, page 30. No withdrawal will be permitted under a Contract with a Type A death benefit if it would result in a basic insurance amount of less than the minimum basic insurance amount. It is important to note, however, that if the basic insurance amount is decreased at any time during the life of the Contract, there is a possibility that the Contract might be classified as a Modified Endowment Contract. See Tax Treatment of Contract Benefits, page 34. Before making any withdrawal which causes a decrease in basic insurance amount, you should consult with your Pruco Life representative.

When a withdrawal is made, the Contract Fund is reduced by the sum of the cash withdrawn, the withdrawal fee, and any applicable surrender charge. An amount equal to the reduction in the Contract Fund will be withdrawn proportionally from the investment options unless you direct otherwise.

Withdrawal of the cash surrender value increases the risk that the Contract Fund may be insufficient to provide Contract benefits. If such a withdrawal is followed by unfavorable investment experience, the Contract may go into default. Withdrawals may also affect whether a Contract is kept in-force under the Death Benefit Guarantee. This is because, for purposes of determining whether a lapse has occurred, Pruco Life treats withdrawals as a return of premium. Therefore, withdrawals decrease the accumulated net payments. See Death Benefit Guarantee, page 23.

Decreases in Basic Insurance Amount

As described earlier, you may make a withdrawal (see Withdrawals, page 29). You also have the additional option of decreasing the basic insurance amount of your Contract without withdrawing any cash surrender value. Contract owners who conclude that, because of changed circumstances, the amount of insurance is greater than needed, will be able to decrease their amount of insurance protection and the monthly deductions for the cost of insurance without decreasing their current cash surrender value. The cash surrender value of the Contract on the date of the decrease will not change, except that an administrative processing fee of up to $25 and a surrender charge may be deducted. If we ask you to, you must send us your Contract to be endorsed. The Contract will be amended to show the new basic insurance amount, charges, values in the appropriate tables and the effective date of the decrease.

If you decrease your basic insurance amount to an amount equal to or greater than the Surrender Charge Threshold shown in your Contract, we will not impose a surrender charge. The Surrender Charge Threshold is the lowest basic insurance amount since issue. If you decrease your basic insurance amount below this threshold, we will subtract the new basic insurance amount from the threshold amount. We will then multiply the surrender charge (see Surrender Charge, page
19) by the lesser of this difference and the amount of the decrease and divide by the threshold amount. The result is the maximum surrender charge we will deduct from the Contract Fund as a result of this transaction.

The minimum permissible decrease for your Contract is shown under Contract Limitations in your Contract data pages. The basic insurance amount after the decrease may not be lower than the minimum basic insurance amount. No reduction will be permitted if it would cause the Contract to fail to qualify as "life insurance" for purposes of Section 7702 of the Internal Revenue Code. The basic insurance amount cannot be restored to any greater amount once a decrease has taken effect.

It is important to note, however, that if the basic insurance amount is decreased at any time during the life of the Contract, there is a possibility that the Contract might be classified as a Modified Endowment Contract. See Tax Treatment of Contract Benefits, page 34. Before requesting any decrease in basic insurance amount, you should consult with your Pruco Life representative.

When Proceeds Are Paid

Pruco Life will generally pay any death benefit, cash surrender value, loan proceeds or withdrawal within seven days after all the documents required for such a payment are received at a Home Office. Other than the death benefit, which is determined as of the date of the second death, the amount will be determined as of the end of the valuation period in which the necessary documents are received at a Home Office. However, Pruco Life may delay payment of proceeds from the variable investment options and the variable portion of the death benefit due under the Contract if the disposal or valuation of the Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists.

With respect to the amount of any cash surrender value allocated to the fixed-rate option, Pruco Life expects to pay the cash surrender value promptly upon request. However, Pruco Life has the right to delay payment of such cash value for up to six months (or a shorter period if required by applicable law). Any payable death benefit will be credited with interest from the date of death in accordance with applicable law.

Illustrations of Cash Surrender Values, Death Benefits, and Accumulated Premiums

The following four tables (pages T1 through T4) show how a Contract's death benefit and cash surrender values change with the investment experience of the Account. They are "hypothetical" because they are based, in part, upon several assumptions, which are described below. All four tables assume the following:

o a Contract with a basic insurance amount of $1,000,000 bought by a 55 year old male Preferred Non-Smoker and a 50 year old female Preferred Best, with no extra risks and no extra benefit riders added to the Contract.

o the Target Premium amount (see Premiums, page 22) is paid on each Contract anniversary and no loans are taken.

o the Contract Fund has been invested in equal amounts in each of the 36 portfolios of the Funds and no portion of the Contract Fund has been allocated to the fixed-rate option.

The first table (page T1) assumes a Type A (fixed) Contract has been purchased and the second table (page T2) assumes a Type B (variable) Contract has been purchased. Both assume the current charges will continue indefinitely. The third and fourth tables (pages T3 and T4) are based upon the same assumptions except it is assumed the maximum contractual charges have been made from the beginning. See Charges and Expenses, page 14.

Under the Type B Contract the death benefit changes to reflect investment returns. Under the Type A Contract, the death benefit increases only if the Contract Fund becomes large enough that an increase in the death benefit is necessary for the Contract to satisfy the Internal Revenue Code's definition of life insurance. See Type of Death Benefit, page 20.

There are four assumptions, shown separately, about the average investment performance of the portfolios. The first is that there will be a uniform 0% gross rate of return with the average value of the Contract Fund uniformly adversely affected by very unfavorable investment performance. The other three assumptions are that investment performance will be at a uniform gross annual rate of 4%, 8% and 12%. Actual returns will fluctuate from year to year. In addition, death benefits and cash surrender values would be different from those shown if investment returns averaged 0%, 4%, 8% and 12% but fluctuated from those averages throughout the years. Nevertheless, these assumptions help show how the Contract values will change with investment experience.

The first column in the following four tables (pages T1 through T4) shows the Contract year. The second column, to provide context, shows what the aggregate amount would be if the premiums had been invested to earn interest, after taxes, at 4% compounded annually. The next four columns show the death benefit payable in each of the years shown for the four different assumed investment returns. The last four columns show the cash surrender value payable in each of the years shown for the four different assumed investment returns.


A gross return (as well as the net return) is shown at the top of each column. The gross return represents the combined effect of investment income and capital gains and losses, realized or unrealized, of the portfolios before any reduction is made for investment advisory fees or other Fund expenses. The net return reflects average total annual expenses of the 36 portfolios of 0.86%, and the daily deduction from the Contract Fund of 0.90% per year. Thus, gross returns of 0%, 4%, 8% and 12% are the equivalent of net returns of -1.78%, 2.22%, 6.22% and 10.22%, respectively. The actual fees and expenses of the portfolios associated with a particular Contract may be more or less than 0.86% and will depend on which variable investment options are selected. The death benefits and cash surrender values shown reflect the deduction of all expenses and charges both from the Funds and under the Contract.


If you are considering the purchase of a variable life insurance contract from another insurance company, you should not rely upon these tables for comparison purposes. A comparison between two tables, each showing values for a 55 year old man and a 50 year old woman, may be useful for a 55 year old man and a 50 year old woman, but would be inaccurate if made for insureds of other ages, sex, or rating classes. Your Pruco Life representative can provide you with a hypothetical illustration for your own age, sex, and rating class.

                                  ILLUSTRATIONS


                      SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                             FIXED INSURANCE AMOUNT
                     MALE ISSUE AGE 55, PREFERRED NONSMOKER
                       FEMALE ISSUE AGE 50, PREFERRED BEST
                       $ 1,000,000 BASIC INSURANCE AMOUNT
                       $ 12,196.33 ANNUAL PREMIUM PAYMENT
                        USING CURRENT CONTRACTUAL CHARGES

                                         Death Benefit (1)
              Cash Surrender Value (1)
                         ----------------------------------------------------
----------------------------------------------------
                                Assuming Hypothetical Gross (and Net)
     Assuming Hypothetical Gross (and Net)
            Premiums                 Annual Investment Return of
         Annual Investment Return of
End of    Accumulated    ----------------------------------------------------
----------------------------------------------------
Policy   at 4% Interest    0% Gross     4% Gross     8% Gross     12% Gross
0% Gross     4% Gross     8% Gross     12% Gross
 Year       Per Year     (-1.78% Net)  (2.22% Net)  (6.22% Net)  (10.22% Net)
(-1.78% Net)  (2.22% Net)  (6.22% Net)  (10.22% Net)
------   --------------  ------------  -----------  -----------  ------------
------------  -----------  -----------  ------------
   1      $   12,684      $1,000,000   $1,000,000   $1,000,000   $ 1,000,000
 $  4,019    $  4,406    $    4,794   $     5,182
   2      $   25,876      $1,000,000   $1,000,000   $1,000,000   $ 1,000,000
 $ 12,864    $ 14,008    $   15,184   $    16,391
   3      $   39,595      $1,000,000   $1,000,000   $1,000,000   $ 1,000,000
 $ 21,533    $ 23,804    $   26,201   $    28,726
   4      $   53,863      $1,000,000   $1,000,000   $1,000,000   $ 1,000,000
 $ 30,022    $ 33,792    $   37,876   $    42,295
   5      $   68,702      $1,000,000   $1,000,000   $1,000,000   $ 1,000,000
 $ 38,327    $ 43,967    $   50,243   $    57,216
   6      $   84,134      $1,000,000   $1,000,000   $1,000,000   $ 1,000,000
 $ 49,235    $ 57,177    $   66,245   $    76,583
   7      $  100,183      $1,000,000   $1,000,000   $1,000,000   $ 1,000,000
 $ 59,921    $ 70,610    $   83,134   $    97,781
   8      $  116,875      $1,000,000   $1,000,000   $1,000,000   $ 1,000,000
 $ 70,374    $ 84,261    $  100,951   $   120,986
   9      $  134,234      $1,000,000   $1,000,000   $1,000,000   $ 1,000,000
 $ 80,577    $ 98,110    $  119,734   $   146,381
  10      $  152,288      $1,000,000   $1,000,000   $1,000,000   $ 1,000,000
 $ 90,519    $112,149    $  139,530   $   174,181
  15      $  253,983      $1,000,000   $1,000,000   $1,000,000   $ 1,000,000
 $132,204    $181,263    $  252,237   $   355,317
  20      $  377,711      $1,000,000   $1,000,000   $1,000,000   $ 1,312,740
 $166,287    $254,477    $  401,238   $   646,670
  25      $  528,244      $1,000,000   $1,000,000   $1,044,817   $ 1,934,920
 $191,852    $331,507    $  600,470   $ 1,112,023
  30      $  711,392      $1,000,000   $1,000,000   $1,305,557   $ 2,796,786
 $197,475    $403,461    $  858,919   $ 1,839,991
  35      $  934,218      $1,000,000   $1,000,000   $1,614,609   $ 4,030,183
 $167,469    $460,382    $1,187,212   $ 2,963,370
  40      $1,205,321      $1,000,000   $1,000,000   $1,977,557   $ 5,785,331
 $ 58,878    $478,983    $1,594,804   $ 4,665,590
  45      $1,535,159      $        0(2)$1,000,000   $2,359,964   $ 8,128,817
 $      0(2) $315,756    $2,052,142   $ 7,068,537
  50      $1,936,457      $        0   $        0(2)$2,723,154   $11,081,794
 $      0    $      0(2) $2,618,418   $10,655,571

(1)  Assumes no Contract loan has been made.

(2) Based on a gross return of 0% the Contract would go into default in policy year 42. Based on a gross return of 4% the Contract would go into default in policy year 48.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 4%, 8%, and 12% over a period of years but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                       T1

                      SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                            VARIABLE INSURANCE AMOUNT
                     MALE ISSUE AGE 55, PREFERRED NONSMOKER
                       FEMALE ISSUE AGE 50, PREFERRED BEST
                       $ 1,000,000 BASIC INSURANCE AMOUNT
                       $ 14,567.25 ANNUAL PREMIUM PAYMENT
                        USING CURRENT CONTRACTUAL CHARGES

                                         Death Benefit (1)
              Cash Surrender Value (1)
                         ----------------------------------------------------
----------------------------------------------------
                                Assuming Hypothetical Gross (and Net)
     Assuming Hypothetical Gross (and Net)
            Premiums                 Annual Investment Return of
         Annual Investment Return of
End of    Accumulated    ----------------------------------------------------
----------------------------------------------------
Policy   at 4% Interest    0% Gross     4% Gross     8% Gross     12% Gross
0% Gross     4% Gross     8% Gross     12% Gross
 Year       Per Year     (-1.78% Net)  (2.22% Net)  (6.22% Net)  (10.22% Net)
(-1.78% Net)  (2.22% Net)  (6.22% Net)  (10.22% Net)
------   --------------  ------------  -----------  -----------  ------------
------------  -----------  -----------  ------------
   1      $   15,150      $1,010,980   $1,011,448   $1,011,916   $ 1,012,384
 $  5,980   $  6,448     $    6,916   $     7,384
   2      $   30,906      $1,021,753   $1,023,137   $1,024,559   $ 1,026,019
 $ 16,753   $ 18,137     $   19,559   $    21,019
   3      $   47,292      $1,032,314   $1,035,065   $1,037,969   $ 1,041,028
 $ 27,314   $ 30,065     $   32,969   $    36,028
   4      $   64,334      $1,042,659   $1,047,231   $1,052,184   $ 1,057,541
 $ 37,659   $ 42,231     $   47,184   $    52,541
   5      $   82,057      $1,052,786   $1,059,630   $1,067,246   $ 1,075,704
 $ 47,786   $ 54,630     $   62,246   $    70,704
   6      $  100,489      $1,064,666   $1,074,304   $1,085,308   $ 1,097,849
 $ 60,666   $ 70,304     $   81,308   $    93,849
   7      $  119,659      $1,076,284   $1,089,251   $1,104,439   $ 1,122,203
 $ 73,284   $ 86,251     $  101,439   $   119,203
   8      $  139,595      $1,087,629   $1,104,461   $1,124,691   $ 1,148,975
 $ 85,629   $102,461     $  122,691   $   146,975
   9      $  160,329      $1,098,680   $1,119,915   $1,146,107   $ 1,178,385
 $ 97,680   $118,915     $  145,107   $   177,385
  10      $  181,892      $1,109,423   $1,135,599   $1,168,739   $ 1,210,683
 $109,423   $135,599     $  168,739   $   210,683
  15      $  303,356      $1,159,540   $1,218,621   $1,304,102   $ 1,428,261
 $159,540   $218,621     $  304,102   $   428,261
  20      $  451,136      $1,200,393   $1,305,792   $1,481,076   $ 1,775,506
 $200,393   $305,792     $  481,076   $   775,506
  25      $  630,933      $1,230,500   $1,395,221   $1,711,852   $ 2,331,130
 $230,500   $395,221     $  711,852   $ 1,331,130
  30      $  849,683      $1,235,431   $1,470,325   $1,996,926   $ 3,347,591
 $235,431   $470,325     $  996,926   $ 2,202,363
  35      $1,115,827      $1,197,103   $1,507,233   $2,331,139   $ 4,824,040
 $197,103   $507,233     $1,331,139   $ 3,547,088
  40      $1,439,631      $1,075,827   $1,454,494   $2,681,092   $ 6,925,042
 $ 75,827   $454,494     $1,681,092   $ 5,584,711
  45      $1,833,588      $        0(2)$1,095,614   $2,829,826   $ 9,730,309
 $      0(2)$ 95,614     $1,829,826   $ 8,461,139
  50      $2,312,897      $        0   $        0(2)$2,117,194   $13,310,762
 $      0   $      0(2)  $1,117,194   $12,310,762

(1)  Assumes no Contract loan has been made.

(2) Based on a gross return of 0% the Contract would go into default in policy year 42. Based on a gross return of 4% the Contract would go into default in policy year 46.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 4%, 8%, and 12% over a period of years but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                       T2

                      SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                             FIXED INSURANCE AMOUNT
                     MALE ISSUE AGE 55, PREFERRED NONSMOKER
                       FEMALE ISSUE AGE 50, PREFERRED BEST
                       $ 1,000,000 BASIC INSURANCE AMOUNT
                       $ 12,196.33 ANNUAL PREMIUM PAYMENT
                        USING MAXIMUM CONTRACTUAL CHARGES

                                         Death Benefit (1)
              Cash Surrender Value (1)
                         ----------------------------------------------------
----------------------------------------------------
                                Assuming Hypothetical Gross (and Net)
     Assuming Hypothetical Gross (and Net)
            Premiums                 Annual Investment Return of
         Annual Investment Return of
End of    Accumulated    ----------------------------------------------------
----------------------------------------------------
Policy   at 4% Interest    0% Gross     4% Gross     8% Gross     12% Gross
0% Gross     4% Gross     8% Gross     12% Gross
 Year       Per Year     (-1.78% Net)  (2.22% Net)  (6.22% Net)  (10.22% Net)
(-1.78% Net)  (2.22% Net)  (6.22% Net)  (10.22% Net)
------   --------------  ------------  -----------  -----------  ------------
------------  -----------  -----------  ------------
   1      $   12,684      $1,000,000   $1,000,000   $1,000,000   $1,000,000
 $    301     $    665     $  1,028    $    1,392
   2      $   25,876      $1,000,000   $1,000,000   $1,000,000   $1,000,000
 $  8,374     $  9,439     $ 10,534    $   11,659
   3      $   39,595      $1,000,000   $1,000,000   $1,000,000   $1,000,000
 $ 16,204     $ 18,308     $ 20,529    $   22,870
   4      $   53,863      $1,000,000   $1,000,000   $1,000,000   $1,000,000
 $ 23,773     $ 27,249     $ 31,019    $   35,100
   5      $   68,702      $1,000,000   $1,000,000   $1,000,000   $1,000,000
 $ 31,061     $ 36,241     $ 42,012    $   48,428
   6      $   84,134      $1,000,000   $1,000,000   $1,000,000   $1,000,000
 $ 41,194     $ 48,458     $ 56,765    $   66,245
   7      $  100,183      $1,000,000   $1,000,000   $1,000,000   $1,000,000
 $ 50,968     $ 60,701     $ 72,126    $   85,511
   8      $  116,875      $1,000,000   $1,000,000   $1,000,000   $1,000,000
 $ 60,349     $ 72,935     $ 88,099    $  106,342
   9      $  134,234      $1,000,000   $1,000,000   $1,000,000   $1,000,000
 $ 69,302     $ 85,117     $104,683    $  128,864
  10      $  152,288      $1,000,000   $1,000,000   $1,000,000   $1,000,000
 $ 77,782     $ 97,196     $121,871    $  153,211
  15      $  253,983      $1,000,000   $1,000,000   $1,000,000   $1,000,000
 $102,561     $145,252     $207,808    $  299,633
  20      $  377,711      $1,000,000   $1,000,000   $1,000,000   $1,055,280
 $ 99,789     $173,523     $300,649    $  519,842
  25      $  528,244      $1,000,000   $1,000,000   $1,000,000   $1,448,914
 $ 39,182     $149,732     $383,697    $  832,709
  30      $  711,392      $        0(2)$        0(2)$1,000,000   $1,874,753
 $      0(2)  $      0(2)  $417,075    $1,233,390
  35      $  934,218      $        0   $        0   $1,000,000   $2,335,332
 $      0     $      0     $297,398    $1,717,156
  40      $1,205,321      $        0   $        0   $        0(2)$2,847,108
 $      0     $      0     $      0(2) $2,296,055
  45      $1,535,159      $        0   $        0   $        0   $3,482,220
 $      0     $      0     $      0    $3,028,017
  50      $1,936,457      $        0   $        0   $        0   $4,266,445
 $      0     $      0     $      0    $4,102,351

(1)  Assumes no Contract loan has been made.

(2) Based on a gross return of 0% the Contract would go into default in policy year 27. Based on a gross return of 4% the Contract would go into default in policy year 30. Based on a gross return of 8% the Contract would go into default in policy year 39.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 4%, 8%, and 12% over a period of years but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                       T3

                      SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                            VARIABLE INSURANCE AMOUNT
                     MALE ISSUE AGE 55, PREFERRED NONSMOKER
                       FEMALE ISSUE AGE 50, PREFERRED BEST
                       $ 1,000,000 BASIC INSURANCE AMOUNT
                       $ 14,567.25 ANNUAL PREMIUM PAYMENT
                        USING MAXIMUM CONTRACTUAL CHARGES

                                         Death Benefit (1)
              Cash Surrender Value (1)
                         ----------------------------------------------------
----------------------------------------------------
                                Assuming Hypothetical Gross (and Net)
     Assuming Hypothetical Gross (and Net)
            Premiums                 Annual Investment Return of
         Annual Investment Return of
End of    Accumulated    ----------------------------------------------------
----------------------------------------------------
Policy   at 4% Interest    0% Gross     4% Gross     8% Gross     12% Gross
0% Gross     4% Gross     8% Gross     12% Gross
 Year       Per Year     (-1.78% Net)  (2.22% Net)  (6.22% Net)  (10.22% Net)
(-1.78% Net)  (2.22% Net)  (6.22% Net)  (10.22% Net)
------   --------------  ------------  -----------  -----------  ------------
------------  -----------  -----------  ------------
   1      $   15,150      $1,010,175   $1,010,615   $1,011,055   $1,011,496
 $  2,175    $  2,615    $  3,055     $    3,496
   2      $   30,906      $1,020,088   $1,021,382   $1,022,712   $1,024,078
 $ 12,088    $ 13,382    $ 14,712     $   16,078
   3      $   47,292      $1,029,721   $1,032,283   $1,034,987   $1,037,838
 $ 21,721    $ 24,283    $ 26,987     $   29,838
   4      $   64,334      $1,039,055   $1,043,296   $1,047,893   $1,052,868
 $ 31,055    $ 35,296    $ 39,893     $   44,868
   5      $   82,057      $1,048,067   $1,054,394   $1,061,439   $1,069,269
 $ 40,067    $ 46,394    $ 53,439     $   61,269
   6      $  100,489      $1,058,467   $1,067,342   $1,077,487   $1,089,060
 $ 52,067    $ 60,942    $ 71,087     $   82,660
   7      $  119,659      $1,068,455   $1,080,346   $1,094,295   $1,110,632
 $ 63,655    $ 75,546    $ 89,495     $  105,832
   8      $  139,595      $1,077,994   $1,093,361   $1,111,866   $1,134,119
 $ 74,794    $ 90,161    $108,666     $  130,919
   9      $  160,329      $1,087,041   $1,106,336   $1,130,194   $1,159,665
 $ 85,441    $104,736    $128,594     $  158,065
  10      $  181,892      $1,095,543   $1,119,207   $1,149,262   $1,187,412
 $ 95,543    $119,207    $149,262     $  187,412
  15      $  303,356      $1,126,947   $1,178,455   $1,253,745   $1,364,039
 $126,947    $178,455    $253,745     $  364,039
  20      $  451,136      $1,126,886   $1,213,146   $1,360,697   $1,613,896
 $126,886    $213,146    $360,697     $  613,896
  25      $  630,933      $1,065,435   $1,184,733   $1,431,975   $1,940,312
 $ 65,435    $184,733    $431,975     $  940,312
  30      $  849,683      $        0(2)$1,017,599   $1,380,167   $2,309,527
 $      0(2) $ 17,599    $380,167     $1,309,527
  35      $1,115,827      $        0   $        0(2)$1,056,661   $2,633,671
 $      0    $      0(2) $ 56,661     $1,633,671
  40      $1,439,631      $        0   $        0   $        0(2)$2,741,557
 $      0    $      0    $      0(2)  $1,741,557
  45      $1,833,588      $        0   $        0   $        0   $2,303,788
 $      0    $      0    $      0     $1,303,788
  50      $2,312,897      $        0   $        0   $        0   $        0(2)
 $      0    $      0    $      0     $        0(2)

(1)  Assumes no Contract loan has been made.

(2) Based on a gross return of 0% the Contract would go into default in policy year 28. Based on a gross return of 4% the Contract would go into default in policy year 31. Based on a gross return of 8% the Contract would go into default in policy year 36. Based on a gross return of 12% the Contract would go into default in policy year 49.

   The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 4%, 8%, and 12% over a period of years but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                       T4

Contract Loans

You may borrow from Pruco Life an amount up to the current "loan value" of your Contract less any existing Contract debt using the Contract as the only security for the loan. The loan value at any time will equal the sum of (a) 90% of the cash value attributable to the variable investment options, and (b) the balance of the cash value, provided the Contract is not in default. A Contract in default has no loan value. The minimum loan amount you may borrow is $500.

Interest charged on a loan accrues daily. Interest is due on each Contract anniversary or when the loan is paid back, whichever comes first. If interest is not paid when due, it becomes part of the loan and we will charge interest on it, too. Except in the case of preferred loans, we charge interest at an effective annual rate of 5%.

Unless you ask us otherwise, a portion of the amount you may borrow on or after the 10th Contract anniversary will be considered a preferred loan up to an amount equal to the maximum preferred loan amount. The maximum preferred loan amount is the total amount you may borrow minus the total net premiums paid (net premiums equal premiums paid less total withdrawals, if any). If the net premium amount is less than zero, we will, for purposes of this calculation, consider it to be zero. Only new loans borrowed after the 10th Contract anniversary may be considered preferred loans; standard loans will not automatically be converted into preferred loans. Preferred loans are charged interest at an effective annual rate of 4.25%.

The Contract debt is the amount of all outstanding loans plus any interest accrued but not yet due. If at any time the Contract debt equals or exceeds the cash value, the Contract will go into default. We will notify you of a 61-day grace period, within which time you may repay all or enough of the loan to obtain a positive cash surrender value and thus keep the Contract in-force for a limited time. If the Contract debt equals or exceeds the cash value and you fail to keep the Contract in-force, the amount of unpaid Contract debt will be treated as a distribution and will be immediately taxable to the extent of gain in the contract. Reinstatement of the contract after lapse will not eliminate the taxable income which we are required to report to the Internal Revenue Service. See Tax Treatment of Contract Benefits, page 34 and Lapse and Reinstatement, page 37.

When a loan is made, an amount equal to the loan proceeds is transferred out of the Account and/or the fixed-rate option, as applicable. Unless you ask us to take the loan amount from specific investment options and we agree, the reduction will be made in the same proportions as the loanable amount in each variable investment option and the fixed-rate option bears to the total loanable amount of the Contract. When you take a loan, the amount of the loan continues to be a part of the Contract Fund and is credited with interest at an effective annual rate of 4%. Therefore, the net cost of a standard loan is 1% and the net cost of a preferred loan is 1/4%.

Loans you take against the Contract are ordinarily treated as debt and are not considered distributions subject to tax. However, you should know that the Internal Revenue Service may take the position that the loan should be treated as a distribution for tax purposes because of the relatively low differential between the loan interest rate and the Contract's crediting rate. Distributions are subject to income tax. Were the Internal Revenue Service to take this position, Prudential would take reasonable steps to attempt to avoid this result, including modifying the Contract's loan provisions, but cannot guarantee that such efforts would be successful.

Any Contract debt will be deducted from the death benefit should the death benefit become payable while a loan is outstanding. Loans from Modified Endowment Contracts may be treated for tax purposes as distributions of income. See Tax Treatment of Contract Benefits, page 34.

Any Contract debt will be deducted from the cash value to calculate the cash surrender value should the Contract be surrendered.

In addition, even if the loan is fully repaid, it may have an effect on future death benefits, because the investment results of the selected investment options will apply only to the amount remaining invested under those options. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited upon the amount of the loan while the loan is outstanding, values under the Contract will not increase as rapidly as they would have if no loan had been made. If investment results are below that rate, Contract values will be higher than they would have been had no loan been made.

When you repay all or part of a loan, we will increase the portion of the Contract Fund in the variable investment options by the amount of that repayment, plus the interest credits accrued on the loan since the last transaction date. To do this, we will use your investment allocation for future premium payments as of the loan payment date. We will also decrease the portion of the Contract Fund on which we credit the guaranteed annual interest rate of 4% by the amount of loan you repay.

Sale of the Contract and Sales Commissions

Pruco Securities Corporation ("Prusec"), an indirect wholly-owned subsidiary of Prudential, acts as the principal underwriter of the Contract. Prusec, organized in 1971 under New Jersey law, is registered as a broker and dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Prusec's principal business address is 751 Broad Street, Newark, New Jersey 07102-3777. The Contract is sold by registered representatives of Prusec who are also authorized by state insurance departments to do so. The Contract may also be sold through other broker-dealers authorized by Prusec and applicable law to do so. Registered representatives of such other broker-dealers may be paid on a different basis than described below.

Commissions are based on a premium value referred to as the commissionable Target Premium. The commissionable Target Premium may vary from the Target Premium, depending on the rating class of the insureds, any extra risk charges, or additional riders. For contracts with unrated lives, the commissionable Target Premium is equal to what the Target Premium would be if both lives were in either the Nonsmoker or Smoker rating class, and there were no extra risk charges or riders on the contracts. For contracts with unrated lives in more favorable rating classes, the commissionable Target Premium will be greater than the Target Premium, if there are no extra risk charges or riders on the contracts. For contracts with substandard ratings, the commissionable Target Premium will generally be less than the Target Premium.

Generally, representatives will receive a commission of no more than: (1) 50% of the premiums received in the first year on premiums up to the commissionable Target Premium amount (see Premiums, page 22); (2) 3% commission on premiums received in the first year in excess of the commissionable Target Premium amount; (3) 4% of premiums received in years two through 10; and (4) a trail commission of 0.0375% of the Contract Fund as of the end of each calendar quarter starting with the second Contract year. Representatives with less than four years of service may receive compensation on a different basis. Representatives who meet certain productivity or persistency standards may be eligible for additional compensation.

Tax Treatment of Contract Benefits

This summary provides general information on the federal income tax treatment of the Contract. It is not a complete statement of what the federal income taxes will be in all circumstances. It is based on current law and interpretations, which may change. It does not cover state taxes or other taxes. It is not intended as tax advice. You should consult your own qualified tax adviser for complete information and advice.

Treatment as Life Insurance. The Contract must meet certain requirements to qualify as life insurance for tax purposes. These requirements include certain definitional tests and rules for diversification of the Contract's investments. For further information on the diversification requirements, see Taxation of the Fund in the statement of additional information for the Series Fund.

We believe we have taken adequate steps to insure that the Contract qualifies as life insurance for tax purposes. Generally speaking, this means that:

o you will not be taxed on the growth of the funds in the Contract, unless you receive a distribution from the Contract,

o    the Contract's death benefit will be income tax free to your beneficiary.

Although we believe that the Contract should qualify as life insurance for tax purposes, there are some uncertainties, particularly because the Secretary of Treasury has not yet issued permanent regulations that bear on this question. Accordingly, we reserve the right to make changes -- which will be applied uniformly to all Contract owners after advance written notice -- that we deem necessary to insure that the Contract will qualify as life insurance.

Pre-Death Distributions . The tax treatment of any distribution you receive before the insured's death depends on whether the Contract is classified as a Modified Endowment Contract.

     Contracts Not Classified as Modified Endowment Contracts.

          o If you surrender the Contract or allow it to lapse, you will be taxed on the amount you receive in excess of the premiums you paid less the untaxed portion of any prior withdrawals. For this purpose, you will be treated as receiving any portion of the cash surrender value used to repay Contract debt. In other words, you will immediately have taxable income to the extent of gain in the Contract. Reinstatement of the contract after lapse will not eliminate the taxable income which we are required to report to the Internal Revenue Service. The tax consequences of a surrender may differ if you take the proceeds under an income payment settlement option.

          o Generally, you will be taxed on a withdrawal to the extent the amount you receive exceeds the premiums you paid for the Contract less the untaxed portion of any prior withdrawals. However, under some limited circumstances, in the first 15 Contract years, all or a portion of a withdrawal may be taxed if the Contract Fund exceeds the total premiums paid less the untaxed portions of any prior withdrawals, even if total withdrawals do not exceed total premiums paid.

          o Extra premiums for optional benefits and riders generally do not count in computing the premiums paid for the Contract for the purposes of determining whether a withdrawal is taxable.

          o Loans you take against the Contract are ordinarily treated as debt and are not considered distributions subject to tax. However, there is some risk the Internal Revenue Service might assert that the preferred loan should be treated as a distribution for tax purposes because of the relatively low differential between the loan interest rate and Contract's crediting rate. Were the Internal Revenue Service to take this position, Pruco Life would take reasonable steps to avoid this result, including modifying the Contract's loan provisions.

     Modified Endowment Contracts.

          o The rules change if the Contract is classified as a Modified Endowment Contract. The Contract could be classified as a Modified Endowment Contract if premiums in amounts that are too large are paid or a decrease in the face amount of insurance is made (or a rider removed). The addition of a rider or an increase in the face amount of insurance may also cause the Contract to be classified as a Modified Endowment Contract. You should first consult a qualified tax adviser and your Pruco Life representative if you are contemplating any of these steps.

          o If the Contract is classified as a Modified Endowment Contract, then amounts you receive under the Contract before the insured's death, including loans and withdrawals, are included in income to the extent that the Contract Fund before surrender charges exceeds the premiums paid for the Contract increased by the amount of any loans previously included in income and reduced by any untaxed amounts previously received other than the amount of any loans excludible from income. An assignment of a Modified Endowment Contract is taxable in the same way. These rules also apply to pre-death distributions, including loans and assignments, made during the two-year period before the time that the Contract became a Modified Endowment Contract.

          o Any taxable income on pre-death distributions (including full surrenders) is subject to a penalty of 10 percent unless the amount is received on or after age 59 1/2, on account of your becoming disabled or as a life annuity. It is presently unclear how the penalty tax provisions apply to Contracts owned by businesses.

          o All Modified Endowment Contracts issued by us to you during the same calendar year are treated as a single Contract for purposes of applying these rules.


Investor Control. Treasury Department regulations do not provide guidance concerning the extent to which you may direct your investment in the particular variable investment options without causing you, instead of Pruco Life, to be considered the owner of the underlying assets. Because of this uncertainty, Pruco Life reserves the right to make such changes as it deems necessary to assure that the Contract qualifies as life insurance for tax purposes. Any such changes will apply uniformly to affected Contract owners and will be made with such notice to affected Contract owners as is feasible under the circumstances.


Withholding. You must affirmatively elect that no taxes be withheld from a pre-death distribution. Otherwise, the taxable portion of any amounts you receive will be subject to withholding. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. You may be subject to penalties under the estimated tax payment rules if your withholding and estimated tax payments are insufficient to cover the tax due.

Other Tax Considerations. If you transfer or assign the Contract to someone else, there may be gift, estate and/or income tax consequences. If you transfer the Contract to a person two or more generations younger than you (or designate such a younger person as a beneficiary), there may be Generation Skipping Transfer tax consequences. Deductions for interest paid or accrued on Contract debt or on other loans that are incurred or continued to purchase or carry the Contract may be denied. Your individual situation or that of your beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if you or the insured dies.

Business-Owned Life Insurance. If a business, rather than an individual, is the owner of the Contract, there are some additional rules. Business Contract owners generally cannot deduct premium payments. Business Contract owners generally cannot take tax deductions for interest on Contract debt paid or accrued after October 13, 1995. An exception permits the deduction of interest on policy loans on Contracts for up to 20 key persons. The interest deduction for Contract debt on these loans is limited to a prescribed interest rate and a maximum aggregate loan amount of $50,000 per key insured person. The corporate alternative minimum tax also applies to business-owned life insurance. This is an indirect tax on additions to the Contract Fund or death benefits received under business-owned life insurance policies.

Lapse and Reinstatement

Pruco Life will determine the value of the cash surrender value on each Monthly date. If the cash surrender value is zero or less, the Contract is in default unless it remains in-force under the Death Benefit Guarantee. See Death Benefit Guarantee, page 23. If the Contract debt ever grows to be equal to or more than the cash surrender value, the Contract will be in default. Should this happen, Pruco Life will send you a notice of default setting forth the payment which we estimate will keep the Contract in-force for three months from the date of default. This payment must be received at a Home Office within the 61-day grace period after the notice of default is mailed or the Contract will end and have no value. If the second death occurs past the grace period, no death benefit is payable. A Contract that lapses with an outstanding Contract loan may have tax consequences. See Tax Treatment of Contract Benefits, page 34.

A Contract that ended in default may be reinstated within five years after the date of default if all the following conditions are met:

     (1) both insureds are alive or one insured is alive and the Contract ended without value after the death of the other insured;
     (2) you must provide renewed evidence of insurability on any insured who was living when the Contract went into default;
     (3) submission of certain payments sufficient to bring the Contract up to date and cover all charges and deductions for the next three months; and
     (4) any Contract debt with interest to date must be restored or paid back. If the Contract debt is restored and the debt with interest would exceed the loan value of the reinstated Contract, the excess must be paid to us before reinstatement.

The reinstatement date will be the date we approve your request. We will deduct all required charges from your payment and the balance will be placed into your Contract Fund. If we approve the reinstatement, we will credit the Contract Fund with a refund of that part of any surrender charge deducted at the time of default which would have been charged if the Contract were surrendered immediately after reinstatement.

Legal Considerations Relating to Sex-Distinct Premiums and Benefits

The Contract generally employs mortality tables that distinguish between males and females. Thus, premiums and benefits under Contracts issued on males and females of the same age will generally differ. However, in those states that have adopted regulations prohibiting sex-distinct insurance rates, premiums and cost of insurance charges will be based on male rates, whether the insureds are male or female. In addition, employers and employee organizations considering purchase of a Contract should consult their legal advisers to determine whether purchase of a Contract based on sex-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law.

Other General Contract Provisions

Assignment. This Contract may not be assigned if the assignment would violate any federal, state or local law or regulation prohibiting sex distinct rates for insurance. Generally, the Contract may not be assigned to an employee benefit plan or program without Pruco Life's consent. Pruco Life assumes no responsibility for the validity or sufficiency of any assignment, and we will not be obligated to comply with any assignment unless we receive a copy at a Home Office.

Beneficiary. You designate and name your beneficiary in the application. Thereafter, you may change the beneficiary, provided it is in accordance with the terms of the Contract. Should the second insured to die do so with no surviving beneficiary, that insured's estate will become the beneficiary, unless someone other than the insureds owned the Contract. In that case, we will make the Contract owner or the Contract owner's estate the beneficiary.

Incontestability. We will not contest the Contract after it has been in-force during the lifetime of both insureds for two years from the issue date. The exceptions are: (1) non-payment of enough premium to pay the required charges; and (2) when any change is made in the Contract that requires Pruco Life's approval and would increase our liability. We will not contest such change after it has been in effect for two years during the lifetime of at least one insured. At the end of the second Contract year we will mail you a notice requesting that you tell us if either insured has died. Failure to tell us of the death of an insured will not avoid a contest, if we have a basis for one, even if premium payments continue to be made.

Misstatement of Age or Sex. If an insured's stated age or sex or both are incorrect in the Contract, Pruco Life will adjust each benefit and any amount to be paid, as required by law, to reflect the correct age and sex. Any such benefit will be based on what the most recent deductions from the Contract Fund would have provided at the insured's correct age and sex.

Settlement Options. The Contract grants to most owners, or to the beneficiary, a variety of optional ways of receiving Contract proceeds, other than in a lump sum. Any Pruco Life representative authorized to sell this Contract can explain these options upon request.

Simultaneous  Death.  If both insureds die while the Contract is in-force and we
find  there  is  lack  of   sufficient   evidence  that  they  died  other  than
simultaneously, we will assume that the older insured died first.

Suicide Exclusion. If either insured, whether sane or insane, dies by suicide within two years from the issue date, the Contract will end and we will return the premiums paid. If there is a surviving insured, we will make a new contract available on the life of that insured. The issue age, Contract date, and the insured's underwriting classification will be the same as they are in the Contract. The amount of coverage will be the lesser of (1) the contract's basic insurance amount, and (2) the maximum amount we allow on the Contract date for single life contracts. The new contract will not take effect unless all premiums due since the Contract date are paid within 31 days after we notify you of the availability of the new contract.

Riders

Contract owners may be able to obtain extra fixed benefits which may require an additional premium. These optional insurance benefits will be described in what is known as a "rider" to the Contract. Charges applicable to the riders will be deducted from the Contract Fund on each Monthly date.

One rider gives insureds the option to exchange the Contract for two new life insurance contracts, one on the life of each insured, in the event of a divorce or if certain changes in tax law occur. Exercise of this option may give rise to taxable income. Another pays an additional amount if both insureds die within a specified number of years. See Tax Treatment of Contract Benefits, page 34. Certain restrictions may apply; they are clearly described in the applicable rider. Any Pruco Life representative authorized to sell the Contract can explain these extra benefits further. Samples of the provisions are available from Pruco Life upon written request.

Substitution of Fund Shares

Although Pruco Life believes it to be unlikely, it is possible that in the judgment of its management, one or more of the portfolios of the Funds may become unsuitable for investment by Contract owners because of investment policy changes, tax law changes, or the unavailability of shares for investment. In that event,

Pruco Life may seek to substitute the shares of another portfolio or of an entirely different mutual fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, may be required. Contract owners will be notified of any such substitution.

Reports to Contract Owners

Once each year, Pruco Life will send you a statement that provides certain information pertinent to your own Contract. This statement will detail values, transactions made, and specific Contract data that apply only to your particular Contract.

You will also be sent annual and semi-annual reports of the Funds showing the financial condition of the portfolios and the investments held in each portfolio.

State Regulation

Pruco Life is subject to regulation and supervision by the Department of Insurance of the State of Arizona, which periodically examines its operations and financial condition. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business.

Pruco Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business to determine solvency and compliance with local insurance laws and regulations.

In addition to the annual statements referred to above, Pruco Life is required to file with Arizona and other jurisdictions a separate statement with respect to the operations of all its variable contract accounts, in a form promulgated by the National Association of Insurance Commissioners.

Experts

The consolidated financial statements of Pruco Life and its subsidiaries as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and the financial statements of the Account as of December 31, 2000 and for each of the three years in the period then ended included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 1177 Avenue of the Americas, New York, New York 10036.

Actuarial matters included in this prospectus have been examined by Ching Ng, MAAA, FSA, Director and Actuary of Prudential, whose opinion is filed as an exhibit to the registration statement.

Litigation and Regulatory Proceedings

We are subject to legal and regulatory actions in the ordinary course of our businesses, including class actions. Pending legal and regulatory actions include proceedings specific to our practices and proceedings generally applicable to business practices in the industries in which we operate. In certain of these lawsuits, large and/or indeterminate amounts are sought, including punitive or exemplary damages.

Beginning in 1995, regulatory authorities and customers brought significant regulatory actions and civil litigation against Pruco Life and Prudential involving individual life insurance sales practices. In 1996, Prudential, on behalf of itself and many of its life insurance subsidiaries, including Pruco Life, entered into settlement agreements with relevant insurance regulatory authorities and plaintiffs in the principal life insurance sales practices class action lawsuit covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995. Pursuant to the settlements, the companies agreed to various changes to their sales and business practices controls, to a series of fines, and to provide specific forms of relief to eligible class members. Virtually all claims by class members filed in connection with the settlements have been resolved and virtually all aspects of the remediation program have been satisfied.


As of March 31, 2001, Prudential and/or Pruco Life remained a party to approximately 61 individual sales practices actions filed by policyholders who "opted out" of the class action settlement relating to permanent life insurance policies issued in the United States between 1982 and 1995. In addition, there were 48 sales practices actions pending that were filed by policyholders who were members of the class and who failed to "opt out" of the class action settlement. Prudential and Pruco Life believed that those actions are governed by the class settlement release and expects them to be enjoined and/or dismissed. Additional suits may be filed by class members who "opted out" of the class settlements or who failed to "opt out" but nevertheless seek to proceed against Prudential and/or Pruco Life. A number of the plaintiffs in these cases seek large and/or indeterminate amounts, including punitive or exemplary damages. Some of these actions are brought on behalf of multiple plaintiffs. It is possible that substantial punitive damages might be awarded in any of these actions and particularly in an action involving multiple plaintiffs.


Prudential has indemnified Pruco Life for any liabilities incurred in connection with sales practices litigation covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995.

As of December 31, 2000 Prudential has paid or reserved for payment of $4.405 billion before tax, equivalent to $2.850 billion after tax, to provide for remediation costs, and additional sales practices costs including related administrative costs, regulatory fines, penalties and related payments, litigation costs and settlements, including settlements associated with the resolution of claims of deceptive sales practices asserted by policyholders who elected to "opt-out" of the class action settlement and litigate their claims against Prudential separately, and other fees and expenses associated with the resolution of sales practices issues.

Additional Information

Pruco Life has filed a registration statement with the SEC under the Securities Act of 1933, relating to the offering described in this prospectus. This prospectus does not include all of the information set forth in the registration statement. Certain portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may, however, be obtained from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549, or by telephoning (800) SEC-0330, upon payment of a prescribed fee.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household ("householding"), in lieu of sending a copy to each contract owner that resides in the household. You should be aware that you can revoke or "opt out" of householding at any time by calling 1-877-778-5008.

Further information may also be obtained from Pruco Life. The address and telephone number are set forth on the inside front cover of this prospectus.

Financial Statements

The financial statements of the Account should be distinguished from the consolidated financial statements of Pruco Life and its subsidiaries, which should be considered only as bearing upon the ability of Pruco Life to meet its obligations under the Contracts.

                             DIRECTORS AND OFFICERS

The directors and major officers of Pruco Life, listed with their principal occupations during the past 5 years, are shown below.

                             DIRECTORS OF PRUCO LIFE

JAMES J. AVERY, JR., Vice Chairman and Director - President, Prudential Individual Life Insurance since 1998; 1997 to 1998: Senior Vice President, Chief Actuary and CFO, Prudential Individual Insurance Group; prior to 1997:
President, Prudential Select.

VIVIAN L. BANTA, President, Chairman, and Director - Executive Vice President, Individual Financial Services, U.S. Consumer Group since 2000; 1998 to 1999:
Consultant, Individual Financial Services; 1997 to 1998: Consultant, Morgan Stanley; prior to 1997: Executive Vice President, Global Investor Service, The Chase Manhattan Bank.

RICHARD J. CARBONE, Director - Senior Vice President and Chief Financial Officer since 1997; prior to 1997: Controller, Salomon Brothers.

HELEN M. GALT, Director - Company Actuary, Prudential since 1993.

JEAN D. HAMILTON, Director - Executive Vice President, Prudential Institutional since 1998; prior to 1998: President, Diversified Group.

RONALD P. JOELSON, Director - Senior Vice President, Prudential Asset, Liability and Risk Management since 1999; 1996 to 1999: President, Guaranteed Products, Prudential Institutional.

DAVID R. ODENATH, JR., Director - President, Prudential Investments since 1999; prior to 1999: Senior Vice President and Director of Sales, Investment Consulting Group, PaineWebber.

                         OFFICERS WHO ARE NOT DIRECTORS

C. EDWARD CHAPLIN, Treasurer - Senior Vice President and Treasurer, Prudential since 2000; prior to 2000: Vice President and Treasurer, Prudential.

JAMES C. DROZANOWSKI, Senior Vice President - Vice President, Operations and Systems, Prudential Individual Financial Services since 1998; prior to 1998:
Vice President and Operations Executive, Prudential Individual Insurance Group.

THOMAS F. HIGGINS, Senior Vice President - Vice President, Annuity Services, Prudential Individual Financial Services since 1999; 1998 to 1999: Vice President, Mutual Funds, Prudential Individual Financial Services; prior to 1998: Principal, Mutual Fund Operations, The Vanguard Group.

CLIFFORD E. KIRSCH, Chief Legal Officer and Secretary - Chief Counsel, Variable Products, Prudential Law Department.

ANDREW J. MAKO, Executive Vice President - Vice President, Finance, U.S. Consumer Group since 1999; prior to 1999: Vice President, Business Performance Management Group.

ESTHER H. MILNES, Senior Vice President - Vice President and Chief Actuary, Prudential Individual Life Insurance since 1999; prior to 1999: Vice President and Actuary, Prudential Individual Insurance Group.

JAMES  B.  O'CONNOR,  Senior  Vice  President  and  Actuary  -  Vice  President,
Guaranteed Products since 2001; 1998 to 2000: Corporate Vice President, Guaranteed Products; prior to 1998: Corporate Actuary, Prudential Investments.

GERALD W. PATTERSON, Senior Vice President - Senior Vice President, Annuities, Prudential Investments since 1999; 1999: Senior Vice President, Product and Planning, SunAmerica; prior to 1999: Vice President, Marketing, Manulife Financial.

SHIRLEY H. SHAO, Senior Vice President and Chief Actuary - Vice President and Associate Actuary, Prudential since 1996.

WILLIAM J. ECKERT, IV, Vice President and Chief Accounting Officer - Vice President and IFS Controller, Enterprise Financial Management, Prudential since 2000; 1999 to 2000: Vice President and Individual Life Controller, Enterprise Financial Management, Prudential; 1997 to 1999: Vice President, Accounting,
Enterprise Financial Management; prior to 1997: Vice President, Accounting, External Financial Reporting.

The business address of all directors and officers of Pruco Life is 213 Washington Street, Newark, New Jersey 07102-2992.

Pruco Life directors and officers are elected annually.

                             FINANCIAL STATEMENTS OF
                  THE SURVIVORSHIP VARIABLE LIFE SUBACCOUNTS OF
                      PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS (unaudited)
March 31, 2001


      SUBACCOUNTS

------------------------------------------------------------------------
                                                           Prudential
Prudential                     Prudential    Prudential
                                                             Money
Diversified     Prudential      Flexible     Conservative
                                                             Market         Bond
          Equity         Managed       Balanced
                                                           Portfolio
Portfolio      Portfolio       Portfolio     Portfolio
                                                           -----------
-----------    -----------    -----------    -----------
ASSETS
    Investment in The Prudential Series Fund, Inc. ......
       Portfolios and non-Prudential administered
        funds,at net asset value [Note 3] ...............  $44,819,242
$66,483,110    $45,579,134    $ 6,009,002    $44,106,879
                                                           -----------
-----------    -----------    -----------    -----------
    Net Assets ..........................................  $44,819,242
$66,483,110    $45,579,134    $ 6,009,002    $44,106,879
                                                           ===========
===========    ===========    ===========    ===========

NET ASSETS, representing:
     Equity of contract owners [Note 4] .................  $44,819,242
$66,483,110    $45,579,134    $ 6,009,002    $44,106,879
                                                           -----------
-----------    -----------    -----------    -----------
                                                           $44,819,242
$66,483,110    $45,579,134    $ 6,009,002    $44,106,879
                                                           ===========
===========    ===========    ===========    ===========


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A19 THROUGH A28


STATEMENTS OF NET ASSETS (unaudited)
March 31, 2001


      SUBACCOUNTS (Continued)

------------------------------------------------------------------------
                                                           Prudential
Prudential
                                                           High Yield      Stock
         Prudential    Prudential     Prudential
                                                              Bond         Index
            Value      Global          Jennison
                                                            Portfolio
Portfolio         Portfolio   Portfolio        Portfolio
                                                          ------------
------------   ------------   ------------   ------------
ASSETS
                                                          $  4,422,005
$188,108,654   $ 10,477,446   $ 11,835,424   $  7,951,701
    Investment in The Prudential Series Fund, Inc. ...... ------------
------------   ------------   ------------   ------------
       Portfolios and non-Prudential administered         $  4,422,005
$188,108,654   $ 10,477,446   $ 11,835,424   $  7,951,701
        funds,at net asset value [Note 3] ............... ============
============   ============   ============   ============

    Net Assets ..........................................
                                                          $  4,422,005
$188,108,654   $ 10,477,446   $ 11,835,424   $  7,951,701
                                                          ------------
------------   ------------   ------------   ------------
NET ASSETS, representing:                                 $  4,422,005
$188,108,654   $ 10,477,446   $ 11,835,424   $  7,951,701
     Equity of contract owners [Note 4] ................. ============
============   ============   ============   ============



SUBACCOUNTS (Continued)

----------------------------------------------------------
                                                          T. Rowe Price
          Janus           MFS
                                                          International     AIM
V.I.        Aspen        Emerging
                                                              Stock
Value         Growth         Growth
                                                            Portfolio
Fund        Portfolio       Series
                                                           ------------
------------   ------------   ------------
ASSETS
                                                           $  2,118,706   $
1,398,966   $  2,004,263   $  3,411,241
    Investment in The Prudential Series Fund, Inc. ......  ------------
------------   ------------   ------------
       Portfolios and non-Prudential administered          $  2,118,706   $
1,398,966   $  2,004,263   $  3,411,241
        funds,at net asset value [Note 3] ...............  ============
============   ============   ============

    Net Assets ..........................................
                                                           $  2,118,706   $
1,398,966   $  2,004,263   $  3,411,241
                                                           ------------
------------   ------------   ------------
NET ASSETS, representing:                                  $  2,118,706   $
1,398,966   $  2,004,263   $  3,411,241
     Equity of contract owners [Note 4] .................  ============
============   ============   ============


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A19 THROUGH A28

                             FINANCIAL STATEMENTS OF
                  THE SURVIVORSHIP VARIABLE LIFE SUBACCOUNTS OF
                      PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS (unaudited)
March 31, 2001



SUBACCOUNTS

-------------------------------------------------
                                                          American
Franklin        Prudential
                                                           Century
Templeton        SP Alliance
                                                          VP Value         Small
Cap     Large Cap Growth
                                                            Fund
Fund          Portfolio
                                                         ------------
------------   ----------------
ASSETS
    Investment in The Prudential Series Fund, Inc. ....
       Portfolios and non-Prudential administered

        funds,at net asset value [Note 3] .............  $    815,713     $
2,750,334     $  1,342,187
                                                         ------------
------------     ------------
    Net Assets ........................................  $    815,713     $
2,750,334     $  1,342,187
                                                         ============
============     ============

NET ASSETS, representing:
     Equity of contract owners [Note 4] ...............  $    815,713     $
2,750,334     $  1,342,187
                                                         ------------
------------     ------------
                                                         $    815,713     $
2,750,334     $  1,342,187
                                                         ============
============     ============



SUBACCOUNTS (Continued)

---------------------------------------------------------------------
                                                         Prudential
Prudential       Prudential        Prudential
                                                         SP Davis          SP
Invesco Small     SP Pimco          SP Pimco
                                                           Value
Company Growth    Total Return       High Yield
                                                         Portfolio
Portfolio        Portfolio          Portfolio
                                                         ---------------
---------------   ---------------   ---------------
ASSETS
    Investment in The Prudential Series Fund, Inc.
       Portfolios and non-Prudential administered
        funds,at net asset value [Note 3] .............  $        37,208   $
   29,365   $     1,198,072   $         1,456
                                                         ---------------
---------------   ---------------   ---------------
    Net Assets ........................................  $        37,208   $
   29,365   $     1,198,072   $         1,456
                                                         ===============
===============   ===============   ===============

NET ASSETS, representing:
     Equity of contract owners [Note 4] ...............  $        37,208   $
   29,365   $     1,198,072   $         1,456
                                                         ---------------
---------------   ---------------   ---------------
                                                         $        37,208   $
   29,365   $     1,198,072   $         1,456
                                                         ===============
===============   ===============   ===============


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A19 THROUGH A28

                             FINANCIAL STATEMENTS OF
                  THE SURVIVORSHIP VARIABLE LIFE SUBACCOUNTS OF
                      PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT


STATEMENTS OF OPERATIONS

For the three months ended March 31, 2001 and for the years ended December 31, 2000, and 1999


    SUBACCOUNTS

--------------------------------------------------------------------------------
-
                                                                Prudential
                        Prudential
                                                               Money Market
                      Diversified Bond
                                                                Portfolio
                        Portfolio


--------------------------------------
----------------------------------------
                                                 01/10/2001    01/10/2000
01/10/1999    01/01/2001     01/01/2000    01/01/1999
                                                     to            to
to           to              to            to
                                                 03/31/2001    12/31/2000
12/31/1999    03/31/2001     12/31/2000    12/31/1999
                                                 (unaudited)
         (unaudited)
                                                 -----------   -----------
-----------   -----------    -----------   -----------
INVESTMENT INCOME

   Dividend income ............................  $   630,462   $ 1,271,067   $
835,985   $         0    $ 2,992,796   $         0
                                                 -----------   -----------
-----------   -----------    -----------   -----------

EXPENSES

   Charges to contract owners for assuming
       mortality risk and expense risk
       [Notes 5A] .............................       61,407       118,314
102,057        82,163        275,864       253,044
                                                 -----------   -----------
-----------   -----------    -----------   -----------
NET EXPENSES ..................................       61,407       118,314
102,057        82,163        275,864       253,044
                                                 -----------   -----------
-----------   -----------    -----------   -----------

NET INVESTMENT INCOME (LOSS) ..................      569,055     1,152,753
733,928       (82,163)     2,716,932      (253,044)
                                                 -----------   -----------
-----------   -----------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS

  Capital gains distributions received ........            0             0
      0             0          5,872       114,761
  Realized gain (loss) on shares redeemed .....            0             0
      0       113,027         23,979       (24,825)
  Net change in unrealized gain (loss) on
     investments...............................            0             0
      0     2,161,582      1,433,451      (406,752)
                                                 -----------   -----------
-----------   -----------    -----------   -----------

NET GAIN (LOSS) ON INVESTMENTS ................            0             0
      0     2,274,609      1,463,302      (316,816)
                                                 -----------   -----------
-----------   -----------    -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS .................  $   569,055   $ 1,152,753   $
733,928   $ 2,192,446    $ 4,180,234      (569,860)
                                                 ===========   ===========
===========   ===========    ===========   ===========


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A19 THROUGH A28


SUBACCOUNTS (Continued)

--------------------------------------------------------------------------
                                                                 Prudential
                    Prudential
                                                                   Equity
                 Flexible Managed
                                                                  Portfolio
                     Portfolio

-----------------------------------------    --------------------------
                                                 01/01/2001      01/01/2000
01/01/1999    01/01/2001      01/01/2000
                                                     to              to
   to            to              to
                                                 03/31/2001      12/31/2000
12/31/1999    03/31/2001      12/31/2000
                                                 (unaudited)
            (unaudited)
                                                 -----------    -----------
-----------    -----------    -----------
INVESTMENT INCOME

   Dividend income ............................  $         0    $   881,331    $
  716,887    $         0    $   320,218
                                                 -----------    -----------
-----------    -----------    -----------

EXPENSES

   Charges to contract owners for assuming
       mortality risk and expense risk
       [Notes 5A] .............................       68,024        268,208
  263,130         12,099         53,834
                                                 -----------    -----------
-----------    -----------    -----------
NET EXPENSES ..................................       68,024        268,208
  263,130         12,099         53,834
                                                 -----------    -----------
-----------    -----------    -----------

NET INVESTMENT INCOME (LOSS) ..................      (68,024)       613,123
  453,757        (12,099)       266,384
                                                 -----------    -----------
-----------    -----------    -----------

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS

  Capital gains distributions received ........            0      7,809,669
5,076,635              0        125,023
  Realized gain (loss) on shares redeemed .....     (404,360)      (640,258)
1,953,344       (310,542)       (65,199)
  Net change in unrealized gain (loss) on
     investments...............................   (4,618,461)    (6,091,333)
(1,836,843)      (234,567)      (540,683)
                                                 -----------    -----------
-----------    -----------    -----------

NET GAIN (LOSS) ON INVESTMENTS ................   (5,022,821)     1,078,078
5,193,136       (545,109)      (480,859)
                                                 -----------    -----------
-----------    -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS .................  $(5,090,845)   $ 1,691,201    $
5,646,893    $  (557,208)   $  (214,475)
                                                 ===========    ===========
===========    ===========    ===========

                                                                SUBACCOUNTS
(Continued)

----------------------------------------------------------
                                                 Prudential
Prudential
                                              Flexible Managed
Conservative Balanced
                                                 Portfolio
Portfolio
                                                 ---------
-----------------------------------------
                                                01/01/1999     01/01/2001
01/01/2000     01/01/1999
                                                    to             to
  to             to
                                                12/31/1999     03/31/2001
12/31/2000     12/31/1999
                                                              (unaudited)
                                                -----------    -----------
-----------    -----------
INVESTMENT INCOME

   Dividend income ............................ $     1,508    $         0    $
1,841,778    $ 2,010,476
                                                -----------    -----------
-----------    -----------

EXPENSES

   Charges to contract owners for assuming
       mortality risk and expense risk
       [Notes 5A] .............................     111,448         69,326
 298,161        289,895
                                                -----------    -----------
-----------    -----------
NET EXPENSES ..................................     111,448         69,326
 298,161        289,895
                                                -----------    -----------
-----------    -----------

NET INVESTMENT INCOME (LOSS) ..................    (109,940)       (69,326)
1,543,617      1,720,581
                                                -----------    -----------
-----------    -----------

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS

  Capital gains distributions received ........     382,730              0
 375,291        270,329
  Realized gain (loss) on shares redeemed .....    (650,961)      (243,990)
(105,800)       (17,659)
  Net change in unrealized gain (loss) on
     investments...............................   2,299,575     (1,895,381)
(2,348,399)       959,440
                                                -----------    -----------
-----------    -----------

NET GAIN (LOSS) ON INVESTMENTS ................   2,031,344     (2,139,371)
(2,078,908)     1,212,110
                                                -----------    -----------
-----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ................. $ 1,921,404    $(2,208,697)   $
(535,291)   $ 2,932,691
                                                ===========    ===========
===========    ===========


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A19 THROUGH A28

                             FINANCIAL STATEMENTS OF
                  THE SURVIVORSHIP VARIABLE LIFE SUBACCOUNTS OF
                      PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF OPERATIONS

For the three months ended March 31, 2001 and for the years ended December 31, 2000, and 1999

   SUBACCOUNTS

--------------------------------------------------------------------------------
-
                                                            Prudential
                      Prudential
                                                          High Yield Bond
                      Stock Index
                                                             Portfolio
                       Portfolio



--------------------------------------------------------------------------------
--
                                                 01/01/2001    01/01/2000
01/01/1999    01/01/2001    01/01/2000     01/01/1999
                                                     to            to
to            to            to             to
                                                 03/31/2001    12/31/2000
12/31/1999    03/31/2001    12/31/2000     12/31/1999
                                                 (unaudited)
         (unaudited)
                                                ------------  ------------
------------  ------------  ------------  ------------
INVESTMENT INCOME

   Dividend income ..........................   $          0  $    340,268  $
  8,128  $          0  $  1,798,252  $  1,908,245
                                                ------------  ------------
------------  ------------  ------------  ------------

EXPENSES

   Charges to contract owners for assuming
       mortality risk and expense risk
        [Notes 5A] ..........................          4,594        16,723
 16,950       291,646     1,219,165     1,068,971
                                                ------------  ------------
------------  ------------  ------------  ------------
NET EXPENSES ................................          4,594        16,723
 16,950       291,646     1,219,165     1,068,971
                                                ------------  ------------
------------  ------------  ------------  ------------

NET INVESTMENT INCOME (LOSS) ................         (4,594)      323,545
 (8,822)     (291,646)      579,087       839,274
                                                ------------  ------------
------------  ------------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS

  Capital gains distributions received ......              0             0
      0             0     7,138,260     2,384,852
  Realized gain (loss) on shares redeemed ...        (32,676)      (76,032)
(58,390)      850,952     6,533,279     5,878,374
  Net change in unrealized gain (loss) on
    investments                                      116,800      (498,772)
181,106   (27,126,015)  (34,812,832)   24,251,918
                                                ------------  ------------
------------  ------------  ------------  ------------

NET GAIN (LOSS) ON INVESTMENTS ..............         84,124      (574,804)
122,716   (26,275,063)  (21,141,293)   32,515,144
                                                ------------  ------------
------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ...............   $     79,530  $   (251,259) $
113,894  $(26,566,709) $(20,562,206) $ 33,354,418
                                                ============  ============
============  ============  ============  ============


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A19 THROUGH A28


SUBACCOUNTS (Continued)

--------------------------------------------------------------------------------
-
                                                               Prudential
                     Prudential
                                                                 Value
                       Global
                                                               Portfolio
                      Portfolio

-------------------------------------    -------------------------------------
                                                 01/01/2001   01/01/2000
01/01/1999    01/01/2001    01/01/2000   01/01/1999
                                                     to           to
to            to            to           to
                                                 03/31/2001   12/31/2000
12/31/1999    03/31/2001    12/31/2000   12/31/1999
                                                (unaudited)
        (unaudited)
                                                -----------  -----------
-----------    -----------  -----------  -----------
INVESTMENT INCOME
   Dividend income ..........................   $         0  $   249,584  $
334,015    $         0  $   159,024  $    65,033
                                                -----------  -----------
-----------    -----------  -----------  -----------

EXPENSES

   Charges to contract owners for assuming
       mortality risk and expense risk
        [Notes 5A] ..........................        10,880       64,262
87,421         19,774      129,743       93,204
                                                -----------  -----------
-----------    -----------  -----------  -----------
NET EXPENSES ................................        10,880       64,262
87,421         19,774      129,743       93,204
                                                -----------  -----------
-----------    -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS) ................       (10,880)     185,322
246,594        (19,774)      29,281      (28,171)
                                                -----------  -----------
-----------    -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS

  Capital gains distributions received ......             0      725,037
1,617,066              0    1,430,049      114,030
  Realized gain (loss) on shares redeemed ...         3,083   (1,114,620)
87,899      1,289,791      608,912      472,274
  Net change in unrealized gain (loss) on
    investments                                    (376,989)     958,713
(246,900)    (2,846,881)  (6,407,573)   6,341,128
                                                -----------  -----------
-----------    -----------  -----------  -----------

NET GAIN (LOSS) ON INVESTMENTS ..............      (373,906)     569,130
1,458,065     (1,557,090)  (4,368,612)   6,927,432
                                                -----------  -----------
-----------    -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ...............   $  (384,786) $   754,452  $
1,704,659    $(1,576,864) $(4,339,331) $ 6,899,261
                                                ===========  ===========
===========    ===========  ===========  ===========



                                                              SUBACCOUNTS
(Continued)

-----------------------------------------


                                                               Prudential
Jennison
                                                                    Portfolio

-----------------------------------------
                                                      01/01/2001     01/01/2000
  01/01/1999
                                                          to             to
      to
                                                      03/31/2001     12/31/2000
  12/31/1999
                                                     (unaudited)
                                                     -----------    -----------
  -----------
INVESTMENT INCOME

   Dividend income ..........................        $         0    $     5,000
  $     8,827
                                                     -----------    -----------
  -----------

EXPENSES

   Charges to contract owners for assuming
       mortality risk and expense risk
        [Notes 5A] ..........................             11,508         41,065
       28,413
                                                     -----------    -----------
  -----------
NET EXPENSES ................................             11,508         41,065
       28,413
                                                     -----------    -----------
  -----------

NET INVESTMENT INCOME (LOSS) ................            (11,508)       (36,065)
      (19,586)
                                                     -----------    -----------
  -----------

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS

  Capital gains distributions received ......                  0      1,146,896
      273,783
  Realized gain (loss) on shares redeemed ...         (1,017,252)       690,399
       65,721
  Net change in unrealized gain (loss) on
    investments                                         (934,949)    (3,264,936)
    1,513,045
                                                     -----------    -----------
  -----------

NET GAIN (LOSS) ON INVESTMENTS ..............         (1,952,201)    (1,427,641)
    1,852,549
                                                     -----------    -----------
  -----------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ...............        $(1,963,709)   $(1,463,706)
  $ 1,832,963
                                                     ===========    ===========
  ===========



           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A19 THROUGH A28

                             FINANCIAL STATEMENTS OF
                  THE SURVIVORSHIP VARIABLE LIFE SUBACCOUNTS OF

                      PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF OPERATIONS

For the three months ended March 31, 2001 and for the years ended December 31, 2000, and 1999


        SUBACCOUNTS

-------------------------------------------------------------------------

                                                                      T.Rowe
Price                             AIM
                                                                  International
Stock                       V.I. Value

Portfolio*                              Fund*

------------------------------------  -----------------------------------
                                                          01/01/2001
01/01/2000   01/01/1999  01/01/2001   01/01/2000   01/01/1999
                                                              to           to
       to          to           to           to
                                                          03/31/2001
12/31/2000   12/31/1999  03/31/2001   12/31/2000   12/31/1999
                                                         (unaudited)
              (unaudited)
                                                          ---------    ---------
   ----------  ---------    ---------    ---------
INVESTMENT INCOME

   Dividend income ....................................   $       0    $   8,160
   $      68   $       0    $   1,438    $     141
                                                          ---------    ---------
   ---------   ---------    ---------    ---------

EXPENSES

   Charges to contract owners for assuming
       mortality risk and expense risk [Notes 5A] .....       2,001        1,679
          33       2,126        1,797           60
                                                          ---------    ---------
   ---------   ---------    ---------    ---------
NET EXPENSES ..........................................       2,001        1,679
          33       2,126        1,797           60
                                                          ---------    ---------
   ---------   ---------    ---------    ---------

NET INVESTMENT INCOME (LOSS) ..........................      (2,001)       6,481
          35      (2,126)        (359)          81
                                                          ---------    ---------
   ---------   ---------    ---------    ---------

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS

  Capital gains distributions received ................           0       39,170
         214           0       50,111          738
  Realized gain (loss) on shares redeemed .............      (6,733)
(28,712)           0      (6,436)      (8,293)         (17)
  Net change in unrealized gain (loss) on investments .    (305,274)
(69,108)       3,329    (155,769)    (127,845)       4,894
                                                          ---------    ---------
   ---------   ---------    ---------    ---------

NET GAIN (LOSS) ON INVESTMENTS ........................    (312,007)
(58,650)       3,543    (162,205)     (86,027)       5,615
                                                          ---------    ---------
   ---------   ---------    ---------    ---------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS .........................   $(314,008)   $
(52,169)   $   3,578   $(164,331)   $ (86,386)   $   5,696
                                                          =========    =========
   =========   =========    =========    =========


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A19 THROUGH A28


 SUBACCOUNTS (Continued)

----------------------------------------------------------------------------

                                                                       Janus
                             MFS
                                                                    Aspen Growth
                       Emerging Growth
                                                                     Portfolio*
                            Series*

-----------------------------------    -------------------------------------
                                                        01/01/2001   01/01/2000
 01/01/1999   01/01/2001   01/01/2000   01/01/1999
                                                            to           to
     to           to           to           to
                                                        03/31/2001   12/31/2000
 12/31/1999   03/31/2001   12/31/2000   12/31/1999
                                                        (unaudited)
             (unaudited)
                                                        ---------    ---------
 ---------    ---------    ---------    ---------
INVESTMENT INCOME

   Dividend income .................................... $       0    $  19,398
 $      20    $       0    $       0    $       0
                                                        ---------    ---------
 ---------    ---------    ---------    ---------
EXPENSES

   Charges to contract owners for assuming
       mortality risk and expense risk [Notes 5A] .....     2,401        2,653
        30        2,523        2,330            2
                                                        ---------    ---------
 ---------    ---------    ---------    ---------
NET EXPENSES ..........................................     2,401        2,653
        30        2,523        2,330            2
                                                        ---------    ---------
 ---------    ---------    ---------    ---------

NET INVESTMENT INCOME (LOSS) ..........................    (2,401)      16,745
       (10)      (2,523)      (2,330)          (2)
                                                        ---------    ---------
 ---------    ---------    ---------    ---------

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS

  Capital gains distributions received ................         0       44,267
         0            0       33,878            0
  Realized gain (loss) on shares redeemed .............   (40,854)     (88,235)
       (28)     (56,947)     (37,087)         (29)
  Net change in unrealized gain (loss) on investments .   328,919)    (258,009)
     3,357     (811,363)    (216,856)         800
                                                        ---------    ---------
 ---------    ---------    ---------    ---------

NET GAIN (LOSS) ON INVESTMENTS ........................   369,773)    (301,977)
     3,329     (868,310)    (220,065)         771
                                                        ---------    ---------
 ---------    ---------    ---------    ---------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ......................... $ 372,174)   $(285,232)
 $   3,319    $(870,833)   $(222,395)   $     769
                                                        =========    =========
 =========    =========    =========    =========


SUBACCOUNTS (Continued)

----------------------------------------------------

                                                                 American
      Franklin Templeton
                                                             Century VP Value
          Small Cap
                                                                  Fund**
           Fund***

----------------------    ----------------------
                                                          01/01/2001
01/01/2000   01/01/2001   01/01/2000
                                                              to            to
        to           to
                                                          03/31/2001
12/31/2000   03/31/2001   12/31/2000
                                                          (unaudited)
   (unaudited)
                                                           ---------
---------    ---------    ---------
INVESTMENT INCOME

   Dividend income ....................................    $   8,715    $
25    $       0    $       0
                                                           ---------
---------    ---------    ---------
EXPENSES

   Charges to contract owners for assuming
       mortality risk and expense risk [Notes 5A] .....        1,365
416        2,374        1,288
                                                           ---------
---------    ---------    ---------
NET EXPENSES ..........................................        1,365
416        2,374        1,288
                                                           ---------
---------    ---------    ---------

NET INVESTMENT INCOME (LOSS) ..........................        7,350
(391)      (2,374)      (1,288)
                                                           ---------
---------    ---------    ---------

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS

  Capital gains distributions received ................            0
65            0            0
  Realized gain (loss) on shares redeemed .............           81
139     (106,233)     (31,514)
  Net change in unrealized gain (loss) on investments .      (24,012)
33,461     (625,044)    (283,918)
                                                           ---------
---------    ---------    ---------

NET GAIN (LOSS) ON INVESTMENTS ........................      (23,931)
33,665     (731,277)    (315,432)
                                                           ---------
---------    ---------    ---------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS .........................    $ (16,581)   $
33,274    $(733,651)   $(316,720)
                                                           =========
=========    =========    =========



           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A19 THROUGH A28

                             FINANCIAL STATEMENTS OF
                  THE SURVIVORSHIP VARIABLE LIFE SUBACCOUNTS OF
                      PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF OPERATIONS

For the three months ended March 31, 2001 and for the years ended December 31, 2000, and 1999


 SUBACCOUNTS (Continued)

-------------------------------------------------------------------------
                                                            Prudential
Prudential    Prudential      Prudential    Prudential
                                                           SP Alliance     SP
Davis    SP Invesco Small   SP Pimco      SP Pimco
                                                         Large Cap Growth
Value        Company Growth  Total Return  High Yield
                                                           Portfolio****
Portfolio**** Portfolio****   Portfolio**** Portfolio****
                                                           -----------
-----------    -----------    -----------    -----------
                                                            01/01/2001
01/01/2001      01/01/2001     01/01/2001      01/01/2001
                                                                to            to
            to              to             to
                                                            03/31/2001
03/31/2001      03/31/2001     03/31/2001     03/31/2001
                                                           (unaudited)
(unaudited)    (unaudited)    (unaudited)     (unaudited)
                                                           -----------
-----------    -----------    -----------    -----------
INVESTMENT INCOME

   Dividend income .....................................   $         0    $
   0    $         0    $         0    $         0
                                                           -----------
-----------    -----------    -----------    -----------

EXPENSES

   Charges to contract owners for assuming
       mortality risk and expense risk [Notes 5A] ......           556
  10             10            491              0
                                                           -----------
-----------    -----------    -----------    -----------
NET EXPENSES ...........................................           556
  10             10            491              0
                                                           -----------
-----------    -----------    -----------    -----------

NET INVESTMENT INCOME (LOSS) ...........................          (556)
 (10)           (10)          (491)             0
                                                           -----------
-----------    -----------    -----------    -----------

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS

  Capital gains distributions received .................             0
   0              0              0              0
  Realized gain (loss) on shares redeemed ..............          (363)
  (1)           (13)             9              0
  Net change in unrealized gain (loss) on investments ..      (402,541)
(2,538)        (6,628)        30,042            (36)
                                                           -----------
-----------    -----------    -----------    -----------

NET GAIN (LOSS) ON INVESTMENTS .........................      (402,904)
(2,539)        (6,641)        30,051            (36)
                                                           -----------
-----------    -----------    -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS

    RESULTING FROM OPERATIONS ..........................   $  (403,460)   $
(2,549)   $    (6,651)   $    29,560    $       (36)
                                                           ===========
===========    ===========    ===========    ===========


****  Became available on October 16, 2000 (Note 1)


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A19 THROUGH A28

                             FINANCIAL STATEMENTS OF
                  THE SURVIVORSHIP VARIABLE LIFE SUBACCOUNTS OF

                      PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the three months ended March 31, 2001 and for the years ended December 31, 2000, and 1999


    SUBACCOUNTS


--------------------------------------------------------------------------------
----

                                                             Prudential
                      Prudential
                                                            Money Market
                    Diversified Bond
                                                              Portfolio
                       Portfolio


----------------------------------------
-----------------------------------------
                                                 01/01/2001   01/01/2000
01/01/1999     01/01/2001    01/01/2000    01/01/1999
                                                     to           to
to             to            to            to
                                                 03/31/2001   12/31/2000
12/31/1999     03/31/2001    12/31/2000    12/31/1999
                                                (unaudited)
         (unaudited)
                                               ------------  ------------
------------   ------------  ------------  ------------
OPERATIONS
  Net investment income (loss) ..............  $    569,055  $  1,152,753  $
733,928   $    (82,163) $  2,716,932  $   (253,044)
  Capital gains distributions received ......             0             0
     0              0         5,872       114,761
  Realized gain (loss) on shares redeemed ...             0             0
     0        113,027        23,979       (24,825)
  Net change in unrealized gain (loss) on
    investments..............................             0             0
     0      2,161,582     1,433,451      (406,752)
                                               ------------  ------------
------------   ------------  ------------  ------------

NET  INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .................       569,055     1,152,753
733,928      2,192,446     4,180,234      (569,860)
                                               ------------  ------------
------------   ------------  ------------  ------------

PREMIUM PAYMENTS AND
  OTHER OPERATING TRANSFERS

  Contract Owner Net Payments ...............    40,770,173    44,459,867
14,681,912        589,120     4,263,006     4,403,759
  Policy Loans ..............................      (350,000)            0
     0           (631)         (527)         (153)
  Policy Loan Repayments and Interest .......           828             0
     0            115           409           399
  Surrenders, Withdrawals and Death Benefits     (3,330,872)     (602,015)
(487,668)    (1,304,907)   (3,637,754)     (525,927)
  Net Transfers From (To) Other Subaccounts
     or Fixed Rate Option ...................   (39,593,984)  (18,533,813)
(6,419,780)    10,250,723     5,408,010     1,276,029
  Withdrawal and Other Charges ..............      (231,952)     (511,219)
(442,288)      (165,247)     (546,647)     (461,017)
                                               ------------  ------------
------------   ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM PREMIUM PAYMENTS

  AND OTHER OPERATING TRANSFERS .............    (2,735,807)   24,812,820
7,332,176      9,369,173     5,486,497     4,693,090
                                               ------------  ------------
------------   ------------  ------------  ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .....    (2,166,752)   25,965,573
8,066,104     11,561,619     9,666,731     4,123,230

NET ASSETS:

   Beginning of period ......................    46,985,994    21,020,421
12,954,317     54,921,491    45,254,760    41,131,530
                                               ------------  ------------
------------   ------------  ------------  ------------
   End of period ............................  $ 44,819,242  $ 46,985,994  $
21,020,421   $ 66,483,110  $ 54,921,491  $ 45,254,760
                                               ============  ============
============   ============  ============  ============



           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A19 THROUGH A28



SUBACCOUNTS (Continued)

--------------------------------------------------------------------------------
----
                                                             Prudential
                      Prudential
                                                               Equity
                   Flexible Managed
                                                             Portfolio
                      Portfolio



---------------------------------------
------------------------------------------
                                                01/01/2001    01/01/2000
01/01/1999    01/01/2001     01/01/2000     01/01/1999
                                                    to            to
to            to             to             to
                                                03/31/2001    12/31/2000
12/31/1999    03/31/2001     12/31/2000     12/31/1999
                                                (unaudited)
       (unaudited)
                                               ------------  ------------
------------  ------------   ------------   ------------
OPERATIONS
  Net investment income (loss) ..............  $    (68,024) $    613,123 $
453,757  $    (12,099)  $    266,384   $   (109,940)
  Capital gains distributions received ......             0     7,809,669
5,076,635             0        125,023        382,730
  Realized gain (loss) on shares redeemed ...      (404,360)     (640,258)
1,953,344      (310,542)       (65,199)      (650,961)
  Net change in unrealized gain (loss) on
    investments..............................    (4,618,461)   (6,091,333)
(1,836,843)     (234,567)      (540,683)     2,299,575
                                               ------------  ------------
------------  ------------   ------------   ------------

NET  INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .................    (5,090,845)    1,691,201
5,646,893      (557,208)      (214,475)     1,921,404
                                               ------------  ------------
------------  ------------   ------------   ------------

PREMIUM PAYMENTS AND
  OTHER OPERATING TRANSFERS

  Contract Owner Net Payments ...............       656,670     9,193,270
4,684,781       726,728        546,487        641,303
  Policy Loans ..............................        (1,318)       (1,004)
(6,740)         (757)          (718)          (200)
  Policy Loan Repayments and Interest .......           241         1,158
1,776           138            765          1,440
  Surrenders, Withdrawals and Death Benefits     (2,279,171)   (2,266,921)
(4,842,312)   (3,289,982)      (443,137)   (22,131,312)
  Net Transfers From (To) Other Subaccounts
     or Fixed Rate Option ...................     4,132,943    (4,718,266)
(6,140,793)      363,884       (387,303)    (3,703,401)
  Withdrawal and Other Charges ..............      (141,040)     (529,082)
(570,661)      (32,013)      (110,137)      (167,745)
                                               ------------  ------------
------------  ------------   ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM PREMIUM PAYMENTS

  AND OTHER OPERATING TRANSFERS .............     2,368,325     1,679,155
(6,873,949)   (2,232,002)      (394,043)   (25,359,915)
                                               ------------  ------------
------------  ------------   ------------   ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .....    (2,722,520)    3,370,356
(1,227,056)   (2,789,210)      (608,518)   (23,438,511)

NET ASSETS:

   Beginning of period ......................    48,301,654    44,931,298
46,158,354     8,798,212      9,406,730     32,845,241
                                               ------------  ------------
------------  ------------   ------------   ------------
   End of period ............................  $ 45,579,134  $ 48,301,654 $
44,931,298  $  6,009,002   $  8,798,212   $  9,406,730
                                               ============  ============
============  ============   ============   ============


                                                         SUBACCOUNTS (Continued)

------------------------------------------
                                                               Prudential
                                                         Conservative Balanced
                                                                Portfolio



------------------------------------------
                                                 01/01/2001     01/01/2000
01/01/1999
                                                    to              to
 to
                                                 03/31/2001     12/31/2000
12/31/1999
                                                (unaudited)
                                                ------------   ------------
------------
OPERATIONS
  Net investment income (loss) ..............   $    (69,326)  $  1,543,617  $
1,720,581
  Capital gains distributions received ......              0        375,291
 270,329
  Realized gain (loss) on shares redeemed ...       (243,990)      (105,800)
 (17,659)
  Net change in unrealized gain (loss) on
    investments..............................     (1,895,381)    (2,348,399)
 959,440
                                                ------------   ------------
------------

NET  INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .................     (2,208,697)      (535,291)
2,932,691
                                                ------------   ------------
------------

PREMIUM PAYMENTS AND
  OTHER OPERATING TRANSFERS

  Contract Owner Net Payments ...............        379,321      3,499,380
1,545,758
  Policy Loans ..............................       (212,852)             0
       0
  Policy Loan Repayments and Interest .......            732              0
       0
  Surrenders, Withdrawals and Death Benefits      (3,524,113)    (5,864,906)
(2,737,605)
  Net Transfers From (To) Other Subaccounts
     or Fixed Rate Option ...................        927,404        879,974
3,457,685
  Withdrawal and Other Charges ..............       (169,704)      (656,935)
(630,939)
                                                ------------   ------------
------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM PREMIUM PAYMENTS

  AND OTHER OPERATING TRANSFERS .............     (2,599,212)    (2,142,487)
1,634,899
                                                ------------   ------------
------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .....     (4,807,909)    (2,677,778)
4,567,590

NET ASSETS:

   Beginning of period ......................     48,914,788     51,592,566
47,024,976
                                                ------------   ------------
------------
   End of period ............................   $ 44,106,879   $ 48,914,788  $
51,592,566
                                                ============   ============
============



           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A19 THROUGH A28

                             FINANCIAL STATEMENTS OF
                  THE SURVIVORSHIP VARIABLE LIFE SUBACCOUNTS OF
                      PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS

For the three months ended March 31, 2001 and for the years ended December 31, 2000, and 1999


SUBACCOUNTS

-----------------------------------------------

Prudential
                                                                         High
Yield Bond

Portfolio

-----------------------------------------------

                                                           01/01/2001
01/01/2000       01/01/1999
                                                               to
to               to
                                                           03/31/2001
12/31/2000        12/31/99
                                                          (unaudited)
                                                         -------------
-------------    -------------
OPERATIONS
   Net investment income (loss) ......................   $      (4,594)   $
323,545    $      (8,822)
   Capital gains distributions received ..............               0
     0                0
   Realized gain (loss) on shares redeemed ...........         (32,676)
(76,032)         (58,390)
   Net change in unrealized gain (loss) on
     investments......................................         116,800
(498,772)         181,106
                                                         -------------
-------------    -------------

NET  INCREASE (DECREASE) IN NET ASSETS

   RESULTING FROM OPERATIONS .........................          79,530
(251,259)         113,894
                                                         -------------
-------------    -------------

PREMIUM PAYMENTS AND
   OTHER OPERATING TRANSFERS

   Contract Owner Net Payments .......................         270,176
250,497          245,021
   Policy Loans ......................................               0
     0                0
   Policy Loan Repayments and Interest ...............               0
     0                0
   Surrenders, Withdrawals and Death Benefits ........        (151,997)
(477,910)        (307,785)
   Net Transfers From (To) Other Subaccounts
      or Fixed Rate Option ...........................       1,560,739
552,605         (466,171)
   Withdrawal and Other Charges ......................         (17,777)
(46,531)         (51,266)
                                                         -------------
-------------    -------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM PREMIUM PAYMENTS

   AND OTHER OPERATING TRANSFERS .....................       1,661,141
278,661         (580,201)
                                                         -------------
-------------    -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..............       1,740,671
27,402         (466,307)

NET ASSETS:

   Beginning of period ...............................       2,681,334
2,653,932        3,120,239
                                                         -------------
-------------    -------------
   End of period .....................................   $   4,422,005    $
2,681,334    $   2,653,932
                                                         =============
=============    =============


SUBACCOUNTS

--------------------------------------------------


Prudential

Stock Index

Portfolio

--------------------------------------------------

                                                              01/01/2001
01/01/2000        01/01/1999
                                                                  to
  to                to
                                                              03/31/2001
12/31/2000        12/31/1999
                                                             (unaudited)
                                                            -------------
-------------    -------------
OPERATIONS
   Net investment income (loss) ......................      $    (291,646)   $
  579,087    $     839,274
   Capital gains distributions received ..............                  0
7,138,260        2,384,852
   Realized gain (loss) on shares redeemed ...........            850,952
6,533,279        5,878,374
   Net change in unrealized gain (loss) on
     investments......................................        (27,126,015)
(34,812,832)      24,251,918
                                                            -------------
-------------    -------------

NET  INCREASE (DECREASE) IN NET ASSETS

   RESULTING FROM OPERATIONS .........................        (26,566,709)
(20,562,206)      33,354,418
                                                            -------------
-------------    -------------

PREMIUM PAYMENTS AND
   OTHER OPERATING TRANSFERS

   Contract Owner Net Payments .......................          1,309,452
15,165,260       13,998,881
   Policy Loans ......................................           (205,143)
   (1,602)         (16,721)
   Policy Loan Repayments and Interest ...............              1,106
    1,607            1,041
   Surrenders, Withdrawals and Death Benefits ........         (4,929,540)
(16,632,045)     (10,598,966)
   Net Transfers From (To) Other Subaccounts
      or Fixed Rate Option ...........................         13,839,708
20,039,370        6,749,174
   Withdrawal and Other Charges ......................           (462,547)
(1,794,353)      (1,633,867)
                                                            -------------
-------------    -------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM PREMIUM PAYMENTS

   AND OTHER OPERATING TRANSFERS .....................          9,553,036
16,778,237        8,499,542
                                                            -------------
-------------    -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..............        (17,013,673)
(3,783,969)      41,853,960

NET ASSETS:

   Beginning of period ...............................        205,122,327
208,906,296      167,052,336
                                                            -------------
-------------    -------------
   End of period .....................................      $ 188,108,654    $
205,122,327    $ 208,906,296
                                                            =============
=============    =============


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A19 THROUGH A28



SUBACCOUNTS (Continued)

----------------------------------------------------------------------------
                                                                 Prudential
                       Prudential
                                                                   Value
                         Global
                                                                 Portfolio
                        Portfolio

--------------------------------------------    ----------------------------
                                                 01/01/2001      01/01/2000
01/01/1999      01/01/2001      01/01/2000
                                                     to              to
    to              to              to
                                                 03/31/2001      12/31/2000
12/31/1999      03/31/2001      12/31/2000
                                                (unaudited)
               (unaudited)
                                                ------------    ------------
------------    ------------    ------------
OPERATIONS
   Net investment income (loss) .............   $    (10,880)   $    185,322
$    246,594    $    (19,774)   $     29,281
   Capital gains distributions received .....              0         725,037
  1,617,066               0       1,430,049
   Realized gain (loss) on shares redeemed ..          3,083      (1,114,620)
     87,899       1,289,791         608,912
   Net change in unrealized gain (loss) on
     investments ............................       (376,989)        958,713
   (246,900)     (2,846,881)     (6,407,573)
                                                ------------    ------------
------------    ------------    ------------

NET  INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ................       (384,786)        754,452
  1,704,659      (1,576,864)     (4,339,331)
                                                ------------    ------------
------------    ------------    ------------

PREMIUM PAYMENTS AND
   OTHER OPERATING TRANSFERS

   Contract Owner Net Payments ..............        212,084         692,081
    355,583         461,502       3,240,926
   Policy Loans .............................           (737)           (240)
    (12,069)       (100,877)              0
   Policy Loan Repayments and Interest ......            135             459
        139             366               0
   Surrenders, Withdrawals and Death Benefits              0      (9,281,673)
   (497,594)     (1,277,028)       (361,885)
   Net Transfers From (To) Other Subaccounts
      or Fixed Rate Option ..................        170,708       3,930,744
 (1,279,058)     (5,599,563)       (713,479)
   Withdrawal and Other Charges .............        (26,559)       (114,552)
   (175,220)        (37,985)       (176,007)
                                                ------------    ------------
------------    ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM PREMIUM PAYMENTS

   AND OTHER OPERATING TRANSFERS ............        355,631      (4,773,181)
 (1,608,219)     (6,553,585)      1,989,555
                                                ------------    ------------
------------    ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .....        (29,155)     (4,018,729)
     96,440      (8,130,449)     (2,349,776)

NET ASSETS:
   Beginning of period ......................     10,506,601      14,525,330
 14,428,890      19,965,873      22,315,649
                                                ------------    ------------
------------    ------------    ------------
   End of period ............................   $ 10,477,446    $ 10,506,601
$ 14,525,330    $ 11,835,424    $ 19,965,873
                                                ============    ============
============    ============    ============

                                                                     SUBACCOUNTS
(Continued)

------------------------------------------------------------
                                                  Prudential
                                                    Global
Prudential Jennison
                                                   Portfolio
  Portfolio
                                                  ------------
--------------------------------------------
                                                   01/01/1999      01/01/2001
  01/01/2000      01/01/1999
                                                       to              to
      to              to
                                                   12/31/1999      03/31/2001
  12/31/2000      12/31/1099

 (unaudited)
                                                  ------------    ------------
 ------------    ------------
OPERATIONS
   Net investment income (loss) .............     $    (28,171)   $    (11,508)
 $    (36,065)   $    (19,586)
   Capital gains distributions received .....          114,030               0
    1,146,896         273,783
   Realized gain (loss) on shares redeemed ..          472,274      (1,017,252)
      690,399          65,721
   Net change in unrealized gain (loss) on
     investments ............................        6,341,128        (934,949)
   (3,264,936)      1,513,045
                                                  ------------    ------------
 ------------    ------------

NET  INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ................        6,899,261      (1,963,709)
   (1,463,706)      1,832,963
                                                  ------------    ------------
 ------------    ------------

PREMIUM PAYMENTS AND
   OTHER OPERATING TRANSFERS

   Contract Owner Net Payments ..............        2,076,557       1,272,262
      629,297         144,235
   Policy Loans .............................                0        (189,699)
      (51,204)              0
   Policy Loan Repayments and Interest ......                0             732
           68               0
   Surrenders, Withdrawals and Death Benefits       (1,963,919)     (3,543,289)
   (3,809,762)        (13,816)
   Net Transfers From (To) Other Subaccounts
      or Fixed Rate Option ..................        2,397,693       3,984,581
    6,436,466       2,170,749
   Withdrawal and Other Charges .............         (134,514)        (58,611)
     (114,674)        (46,761)
                                                  ------------    ------------
 ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM PREMIUM PAYMENTS

   AND OTHER OPERATING TRANSFERS ............        2,375,817       1,465,976
    3,090,191       2,254,407
                                                  ------------    ------------
 ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .....        9,275,078        (497,733)
    1,626,485       4,087,370

NET ASSETS:
   Beginning of period ......................       13,040,571       8,449,434
    6,822,949       2,735,579
                                                  ------------    ------------
 ------------    ------------
   End of period ............................     $ 22,315,649    $  7,951,701
 $  8,449,434    $  6,822,949
                                                  ============    ============
 ============    ============


            SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A19 THROUGH A28

                             FINANCIAL STATEMENTS OF
                  THE SURVIVORSHIP VARIABLE LIFE SUBACCOUNTS OF
                      PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the three months ended March 31, 2001 and for the years ended December 31, 2000, and 1999

    SUBACCOUNTS

--------------------------------------------------------------------------------
-

                                                               T.Rowe Price
                            AIM
                                                            International Stock
                         V.I. Value
                                                                Portfolio *
                            Fund *

---------------------------------------  ---------------------------------------
                                                    01/01/2001  01/01/2000
01/01/1999    01/01/2001    01/01/2000    01/01/1999
                                                        to          to
 to            to            to            to
                                                    03/31/2001  12/31/2000
12/31/1999    03/31/2001    12/31/2000    12/31/1999
                                                   (unaudited)
           (unaudited)
                                                   -----------  -----------
-----------   -----------   -----------  -----------
OPERATIONS

    Net investment income (loss) ...............   $    (2,001)       6,481
      35   $    (2,126)         (359)          81
    Capital gains distributions received .......             0       39,170
     214             0        50,111          738
    Realized gain (loss) on shares redeemed ....        (6,733)     (28,712)
       0        (6,436)       (8,293)         (17)
    Net change in unrealized gain (loss) on
       investments..............................      (305,274)     (69,108)
   3,329      (155,769)     (127,845)       4,894
                                                   -----------  -----------
-----------   -----------   -----------  -----------

NET  INCREASE (DECREASE) IN NET ASSETS

   RESULTING FROM OPERATIONS ..................      (314,008)     (52,169)
  3,578      (164,331)      (86,386)       5,696
                                                  -----------  -----------
-----------   -----------   -----------  -----------

PREMIUM PAYMENTS AND
   OTHER OPERATING TRANSFERS

   Contract Owner Net Payments ................        56,442       42,318
     43       121,073       156,453        3,832
   Policy Loans ...............................      (100,355)           0
      0             0        (8,275)           0
   Policy Loan Repayments and Interest ........           366            0
      0             0            11            0
   Surrenders, Withdrawals and Death Benefits .          (989)     (79,363)
      0       (11,290)      (39,178)           0
   Net Transfers From (To) Other Subaccounts
      or Fixed Rate Option ....................     1,063,289    1,510,628
 15,220       271,370     1,096,265       84,865
   Withdrawal and Other Charges ...............       (14,616)     (11,651)
    (27)      (19,581)      (11,502)         (56)
                                                  -----------  -----------
-----------   -----------   -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM PREMIUM PAYMENTS

   AND OTHER OPERATING TRANSFERS ..............     1,004,137    1,461,932
 15,236       361,572     1,193,774       88,641
                                                  -----------  -----------
-----------   -----------   -----------  -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS .......       690,129    1,409,763
 18,814       197,241     1,107,388       94,337

NET ASSETS:

   Beginning of period ........................     1,428,577       18,814
      0     1,201,725        94,337            0
                                                  -----------  -----------
-----------   -----------   -----------  -----------
   End of period ..............................   $ 2,118,706  $ 1,428,577   $
 18,814   $ 1,398,966   $ 1,201,725  $    94,337
                                                  ===========  ===========
===========   ===========   ===========  ===========


*    Became available on June 7, 1999 (Note 1)
**   Became available on November 10, 1999 (Note 1)
***  Became available on May 1, 2000 (Note 1)


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A19 THROUGH A28


SUBACCOUNTS (Continued)

------------------------------------------------------------------------------
                                                                     Janus
                             MFS
                                                                  Aspen Growth
                       Emerging Growth
                                                                   Portfolio *
                           Series *

--------------------------------------  --------------------------------------
                                                     01/01/2001    01/01/2000
01/01/1999   01/01/2001    01/01/2000   01/01/1999
                                                         to            to
   to           to            to           to
                                                     03/31/2001    12/31/2000
12/31/1999   03/31/2001    12/31/2000   12/31/1999
                                                    (unaudited)
           (unaudited)
                                                    -----------   -----------
-----------  -----------   -----------  -----------
OPERATIONS

    Net investment income (loss) ...............    $    (2,401)       16,745
      (10) $    (2,523)       (2,330)          (2)
    Capital gains distributions received .......              0        44,267
        0            0        33,878            0
    Realized gain (loss) on shares redeemed ....        (40,854)      (88,235)
      (28)     (56,947)      (37,087)         (29)
    Net change in unrealized gain (loss) on
       investments .............................       (328,919)     (258,009)
    3,357     (811,363)     (216,856)         800
                                                    -----------   -----------
-----------  -----------   -----------  -----------

NET  INCREASE (DECREASE) IN NET ASSETS

   RESULTING FROM OPERATIONS ..................       (372,174)     (285,232)
   3,319     (870,833)     (222,395)         769
                                                   -----------   -----------
-----------  -----------   -----------  -----------

PREMIUM PAYMENTS AND
   OTHER OPERATING TRANSFERS

   Contract Owner Net Payments ................        219,832       208,451
   9,107      100,565        87,101        3,779
   Policy Loans ...............................       (193,129)      (80,746)
       0            0             0            0
   Policy Loan Repayments and Interest ........            732           101
       0            0             0            0
   Surrenders, Withdrawals and Death Benefits .        (27,665)     (162,898)
       0      (27,787)      (37,868)           0
   Net Transfers From (To) Other Subaccounts
      or Fixed Rate Option ....................        413,985     2,301,161
  10,000    2,781,871     1,638,385            0
   Withdrawal and Other Charges ...............        (22,249)      (18,306)
     (26)     (21,050)      (21,293)          (3)
                                                   -----------   -----------
-----------  -----------   -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM PREMIUM PAYMENTS

   AND OTHER OPERATING TRANSFERS ..............        391,506     2,247,763
  19,081    2,833,599     1,666,325        3,776
                                                   -----------   -----------
-----------  -----------   -----------  -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS .......         19,332     1,962,531
  22,400    1,962,766     1,443,930        4,545

NET ASSETS:

   Beginning of period ........................      1,984,931        22,400
       0    1,448,475         4,545            0
                                                   -----------   -----------
-----------  -----------   -----------  -----------
   End of period ..............................    $ 2,004,263   $ 1,984,931  $
  22,400  $ 3,411,241   $ 1,448,475  $     4,545
                                                   ===========   ===========
===========  ===========   ===========  ===========





SUBACCOUNTS (Continued)

-------------------------------------------------------
                                                                        American
             Franklin Templeton
                                                                     Century VP
Value              Small Cap
                                                                          Fund
**                    Fund ***

--------------------------    --------------------------
                                                                01/01/2001
01/01/2000     01/01/2001     01/01/2000
                                                                    to
  to             to              to
                                                                03/31/2001
12/31/2000     03/31/2001     12/31/2000
                                                               (unaudited)
            (unaudited)
                                                               -----------
-----------    -----------    -----------
OPERATIONS
    Net investment income (loss) ......................        $     7,350
    (391)   $    (2,374)        (1,288)
    Capital gains distributions received ..............                  0
      65              0              0
    Realized gain (loss) on shares redeemed ...........                 81
     139       (106,233)       (31,514)
    Net change in unrealized gain (loss) on investments            (24,012)
  33,461       (625,044)      (283,918)
                                                               -----------
-----------    -----------    -----------

NET  INCREASE (DECREASE) IN NET ASSETS

   RESULTING FROM OPERATIONS .........................            (16,581)
 33,274       (733,651)      (316,720)
                                                              -----------
-----------    -----------    -----------

PREMIUM PAYMENTS AND
   OTHER OPERATING TRANSFERS
   Contract Owner Net Payments .......................             39,745
 23,465         47,111      2,052,323
   Policy Loans ......................................                  0
      0              0              0
   Policy Loan Repayments and Interest ...............                  0
      0              0              0
   Surrenders, Withdrawals and Death Benefits ........                  0
   (523)             0              0
   Net Transfers From (To) Other Subaccounts
      or Fixed Rate Option ...........................            155,663
589,020      1,261,287        463,935
   Withdrawal and Other Charges ......................             (5,375)
 (2,975)       (14,987)        (8,964)
                                                              -----------
-----------    -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM PREMIUM PAYMENTS

   AND OTHER OPERATING TRANSFERS .....................            190,033
608,987      1,293,411      2,507,294
                                                              -----------
-----------    -----------    -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..............            173,452
642,261        559,760      2,190,574

NET ASSETS:

   Beginning of period ...............................            642,261
      0      2,190,574              0
                                                              -----------
-----------    -----------    -----------
   End of period .....................................        $   815,713    $
642,261    $ 2,750,334    $ 2,190,574
                                                              ===========
===========    ===========    ===========


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A19 THROUGH A28

                             FINANCIAL STATEMENTS OF
                  THE SURVIVORSHIP VARIABLE LIFE SUBACCOUNTS OF
                      PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the three months ended March 31, 2001 and for the years ended December 31, 2000, and 1999

SUBACCOUNTS (Continued)

-----------------------------------------------------------------------
                                                        Prudential    Prudential
     Prudential      Prudential   Prudential
                                                       SP Alliance     SP Davis
   SP Invesco Small   SP Pimco     SP Pimco
                                                      Large Cap Growth  Value
    Company Growth   Total Return  High Yield
                                                       Portfolio****
Portfolio****  Portfolio****   Portfolio****  Portfolio****
                                                        -----------
-----------    -----------    -----------    -----------
                                                         01/01/2001   01/01/2001
    01/01/2001      01/01/2001    01/01/2001
                                                             to           to
        to              to            to
                                                         03/31/2001   03/31/2001
    03/31/2001      03/31/2001    03/31/2001
                                                         (unaudited)  unaudited)
   (unaudited)     (unaudited)    (unaudited)
                                                        -----------
-----------    -----------    -----------    -----------
OPERATIONS
           Net investment income (loss) ..............   $      (556)   $
(10)   $       (10)   $      (491)   $         0
           Capital gains distributions received ......             0
 0              0              0              0
           Realized gain (loss) on shares redeemed ...          (363)
(1)           (13)             9              0
           Net change in unrealized gain (loss) on
              investments.............................      (402,541)
(2,538)        (6,628)        30,042            (36)
                                                         -----------
-----------    -----------    -----------    -----------

NET  INCREASE (DECREASE) IN NET ASSETS

           RESULTING FROM OPERATIONS .................      (403,460)
(2,549)        (6,651)        29,560            (36)
                                                         -----------
-----------    -----------    -----------    -----------

PREMIUM PAYMENTS AND
           OTHER OPERATING TRANSFERS

           Contract Owner Net Payments ...............        75,446
2,746          1,776         (5,657)           495
           Policy Loans ..............................             0
 0              0              0              0
           Policy Loan Repayments and Interest .......             0
 0              0              0              0
           Surrenders, Withdrawals and Death Benefits              0
 0              0              0              0
           Net Transfers From (To) Other Subaccounts
              or Fixed Rate Option ...................     1,673,048
37,065         34,296      1,174,319          1,007
           Withdrawal and Other Charges ..............        (2,847)
(54)           (56)          (150)           (10)
                                                         -----------
-----------    -----------    -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
           RESULTING FROM PREMIUM PAYMENTS

           AND OTHER OPERATING TRANSFERS .............     1,745,647
39,757         36,016      1,168,512          1,492
                                                         -----------
-----------    -----------    -----------    -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..............     1,342,187
37,208         29,365      1,198,072          1,456

NET ASSETS:

           Beginning of period .......................             0
 0              0              0              0
                                                         -----------
-----------    -----------    -----------    -----------
           End of period .............................   $ 1,342,187    $
37,208    $    29,365    $ 1,198,072    $     1,456
                                                         ===========
===========    ===========    ===========    ===========

**** Became available on October 16, 2000 (Note 1)


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A19 THROUGH A28

                        NOTES TO FINANCIAL STATEMENTS OF
                  THE SURVIVORSHIP VARIABLE LIFE SUBACCOUNTS OF
                      PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT
                           March 31, 2001 (unaudited)

Note 1: General

     PrucoLife Variable Universal Account (the "Account") was established on April 17, 1989 under Arizona law as a separate investment account of Pruco Life Insurance Company ("Pruco Life") which is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"). The assets of the Account are segregated from Pruco Life's other assets. Proceeds from sales of the Pruselect I, Pruselect II, effective November 10, 1999 Pruselect III, effective May 1, 2000 Survivorship Variable Universal Life ("SVUL") and effective February 12, 2001 Pruco Life PruLife Custom Premier ("VUL") contracts are invested in the Account as directed by the contract owners.

     The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. There are fifty one subaccounts within the Account, thirty six of which are available to Survivorship Variable Life contract owners. Each subaccount invests in its corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund") or its corresponding non-Prudential administered fund. The Series Fund is a diversified open-end management investment company, and is managed by Prudential.

     Beginning June 7, 1999, the following five additional non-Prudential administered subaccounts became available to the Account: AIM V.I. Value Fund; American Century VP Value Fund; Janus Aspen Growth Portfolio; MFS Emerging Growth Series; and T. Rowe Price International Stock Portfolio.

     Beginning on May 1, 2000 the Franklin Templeton Small Cap Portfolio became available to the Account.

     Beginning on October 16, 2000, the following six additional Series Fund administered subaccounts became available to the Account, and beginning on August 06, 2001 they will be available to SVUL contract owners: SP Alliance Large Cap Growth Portfolio; SP Davis Value Portfolio; SP Small/Mid Cap Value Portfolio; SP Invesco Company Growth Portfolio; SP PIMCO Total Return Portfolio; and SP PIMCO High Yield Portfolio.

     Beginning on February 12, 2001 the following six additional Series Fund administered subaccounts became available to the Account, and beginning on August 06, 2001 they will be available to SVUL contract owners: SP MFS Capital Opportunities Portfolio; SP MFS Cap Growth Portfolio; SP Prudential U.S. Emerging Growth Portfolio; SP AIM Aggressive Growth Portfolio; SP Alliance Technology Portfolio; and SP Deutsche International Growth Portfolio.

     Beginning on August 06, 2001 the following eight additional Series Fund administered subaccounts will be available to SVUL contract owners: SP Large Cap Value Portfolio; SP AIM Growth and Income Portfolio; SP Strategic Partners Focused Growth Portfolio; SP Conservative Asset Allocation Portfolio; SP Balance Asset Allocation Portfolio; SP Growth Asset Allocation Portfolio; SP Aggressive Growth Asset Allocation Portfolio; and SP Jennison International Growth Portfolio.

     At March 31, 2001 there were no balances pertaining to the SP Small/Mid Cap Value Portfolio; SP Large Cap Value Portfolio; SP AIM Growth and Income Portfolio; SP MFS Capital Opportunities Portfolio; SP Stratigic Partners Focused Growth Portfolio; SP MFS Mid Cap Growth Portfolio; SP Prudential U.S. Emerging Growth Portfolio; SP Alliance Technology Portfolio; SP Conservative Asset Allocation Portfolio; SP Balanced Asset Allocation Portfolio; SP Growth Asset Allocation Portfolio; SP Aggressive Growth Allocation Portfolio; SP Jennison International Growth Portfolio; and SP Deutsche International Growth Portfolio.

Note 2: Significant Accounting Policies

     The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

     Investments - The investments in shares of the Series Fund or the non-Prudential administered funds are stated at the net asset value of the respective portfolio.

     Security Transactions - Realized gains and losses on security transactions are reported on an average cost basis. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

     Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Series Fund or the non-Prudential administered funds and are recorded on the ex-dividend date.

Note 3: Investment Information for The Pruco Life Variable Universal Account

     The net asset value per share for each portfolio of the Series Fund, or the non-Prudential administered variable funds, the number of shares (rounded) of each portfolio held by the Account and the aggregate cost of investments in such shares at March 31, 2001 were as follows: (unaudited)

                                                    Prudential     Prudential
                  Prudential      Prudential
                                                      Money        Diversified
  Prudential       Flexible      Conservative
                                                      Market          Bond
    Equity          Managed        Balanced
                                                    Portfolio       Portfolio
   Portfolio       Portfolio      Portfolio
                                                  -------------   -------------
 -------------   -------------   -------------
     Number of shares (rounded):                      4,481,924       5,658,137
     2,068,957         391,466       3,161,783
     Net asset value per share:                   $       10.00   $       11.75
 $       22.03   $       15.35   $       13.95
     Cost:                                        $  44,819,242   $  63,279,430
 $  54,322,441   $   6,788,752   $  48,000,094



                                                    Prudential    Prudential
                                                    High Yield       Stock
 Prudential        Prudential     Prudential
                                                       Bond          Index
    Value            Global        Jennison
                                                    Portfolio      Portfolio
  Portfolio         Portfolio     Portfolio
                                                  -------------   -------------
 -------------   -------------   -------------
     Number of shares (rounded):                        688,786       5,521,240
       530,504         573,978         415,232
     Net asset value per share:                   $        6.42   $       34.07
 $       19.75   $       20.62   $       19.15
     Cost:                                        $   4,898,100   $ 171,315,449
 $  10,517,856   $  12,499,281   $  10,071,722


                                                   T. Rowe Price
    Janus             MFS           American
                                                   International     AIM V.I.
    Aspen          Emerging         Century
                                                       Stock           Value
   Growth           Growth           Value
                                                     Portfolio         Fund
  Portfolio         Series            Fund
                                                  -------------   -------------
 -------------   -------------   -------------
     Number of shares (rounded):                        165,783          57,761
        91,477         166,078         125,494
     Net asset value per share:                   $       12.78   $       24.22
 $       21.91   $       20.54   $        6.50
     Cost:                                        $   2,489,759   $   1,677,687
 $   2,587,834   $   4,438,660   $     806,264


                                                    Franklin        Prudential
  Prudential     Prudential       Prudential
                                                   Templeton        SP Alliance
   SP Davis   SP Invesco Small      SP Pimco
                                                   Small Cap     Large Cap
Growth    Value       Company Growth    Total Return
                                                   Portfolio        Portfolio
  Portfolio       Portfolio        Portfolio
                                                  -------------   -------------
 -------------   -------------   -------------
     Number of shares (rounded):                        164,003         183,861
         4,049           4,624         111,865
     Net asset value per share:                   $       16.77   $        7.30
 $        9.19   $        6.35   $       10.71
     Cost:                                        $   3,659,296   $   1,744,728
 $      39,746   $      35,993   $   1,168,030

                                                    Prudential
                                                    SP Pimco
                                                   High Yield
                                                   Portfolio
                                                  -------------
     Number of shares (rounded):                            143
     Net asset value per share:                   $       10.17
     Cost:                                        $       1,492

Note 4: Contract Owner Unit Information

     Outstanding contract owner units (rounded), unit values and total value of contract owner equity at March 31, 2001 were as follows: (unaudited)

                  SUBACCOUNTS

-----------------------------------------------------

Prudential    Prudential                 Prudential

Money      Diversified   Prudential    Flexible

Market         Bond        Equity       Managed

Portfolio     Portfolio    Portfolio     Portfolio

-----------   -----------  -----------   -----------
     Contract Owner Units Outstanding (Pruselect I - rounded) .
 281,834     4,101,012      573,605        67,550
     Unit Value (Pruselect I) .................................               $
 1.71193   $   2.30803  $   3.58040   $   2.66002

-----------   -----------  -----------   -----------
     Contract Owner Equity (Pruselect I) ......................               $
 482,480   $ 9,465,259  $ 2,053,735   $   179,684

-----------   -----------  -----------   -----------

     Contract Owner Units Outstanding (Pruselect II - rounded)
17,416,744    22,044,405   10,744,085     1,683,210
     Unit Value (Pruselect II) ................................               $
 1.71193   $   2.30803  $   3.58040   $   2.66002

-----------   -----------  -----------   -----------
     Contract Owner Equity (Pruselect II) .....................
$29,816,247   $50,879,148  $38,468,122   $ 4,477,372

-----------   -----------  -----------   -----------

     Contract Owner Units Outstanding (Pruselect III - rounded)
10,068,233     5,220,768    4,888,760       658,299
     Unit Value (Pruselect III) ...............................               $
 1.08288   $   1.13223  $   0.97534   $   0.94646

-----------   -----------  -----------   -----------
     Contract Owner Equity (Pruselect III) ....................
$10,902,688   $ 5,911,110   $ 4,768,203  $   623,054

-----------   -----------  -----------   -----------

     Contract Owner Units Outstanding (VUL - rounded) .........
  75,403             0            0           N/A
     Unit Value (VUL) .........................................               $
 1.00376   $   1.00924  $   0.94408   $       N/A

-----------   -----------  -----------   -----------
     Contract Owner Equity (VUL) ..............................               $
  75,687   $         0  $         0   $       N/A

-----------   -----------  -----------   -----------

     Contract Owner Units Outstanding (SVUL - rounded) ........
3,381,389       200,402      303,362       793,119
     Unit Value (SVUL) ........................................               $
 1.04754   $   1.13568  $   0.95290   $   0.91902

-----------   -----------  -----------   -----------
     Contract Owner Equity (SVUL) .............................               $
3,542,140   $   227,593  $   289,074   $   728,892

-----------   -----------  -----------   -----------
     Total Contract Owner Equity ..............................
$44,819,242   $66,483,110  $45,579,134   $ 6,009,002

===========   ===========  ===========   ===========



 SUBACCOUNTS (Continued)

---------------------------------------------------------
                                                                   Prudential
 Prudential   Prudential
                                                                  Conservative
 High Yield      Stock         Prudential
                                                                    Balanced
    Bond         Index            Value
                                                                   Portfolio
 Portfolio     Portfolio        Portfolio
                                                                  -----------
-----------   ------------     -----------
     Contract Owner Units Outstanding (Pruselect I - rounded) .     4,990,861
     28,068      6,938,447         220,480
     Unit Value (Pruselect I) .................................   $   2.42837
$   2.15867   $    3.87568     $   3.84202
                                                                  -----------
-----------   ------------     -----------
     Contract Owner Equity (Pruselect I) ......................   $12,119,657
$    60,590    $26,891,198     $   847,089
                                                                  -----------
-----------   ------------     -----------

     Contract Owner Units Outstanding (Pruselect II - rounded)     12,045,628
  1,098,182     36,165,496       1,135,906
     Unit Value (Pruselect II) ................................   $   2.42837
$   2.15867   $    3.87568     $   3.84202
                                                                  -----------
-----------   ------------     -----------
     Contract Owner Equity (Pruselect II) .....................   $29,251,242
$ 2,370,613   $140,165,890     $ 4,364,174
                                                                  -----------
-----------    -----------     -----------

     Contract Owner Units Outstanding (Pruselect III - rounded)     2,392,042
  1,776,788     22,255,358       4,177,031
     Unit Value (Pruselect III) ...............................   $   0.97290
$   0.98048   $    0.86129     $   1.19655
                                                                  -----------
-----------   ------------     -----------
     Contract Owner Equity (Pruselect III) ....................   $ 2,327,218
$ 1,742,105   $ 19,168,317     $ 4,998,026
                                                                  -----------
-----------   ------------     -----------

     Contract Owner Units Outstanding (VUL - rounded) .........           N/A
          0            185             N/A
     Unit Value (VUL) .........................................   $       N/A
$   0.97546    $   0.94048     $       N/A
                                                                  -----------
-----------   ------------     -----------
     Contract Owner Equity (VUL) ..............................   $       N/A
$         0    $       174     $       N/A
                                                                  -----------
-----------   ------------     -----------

     Contract Owner Units Outstanding (SVUL - rounded) ........       430,566
    256,072      2,317,118         233,831
     Unit Value (SVUL) ........................................   $   0.94936
$   0.97120    $   0.81268     $   1.14680
                                                                  -----------
-----------   ------------     -----------
     Contract Owner Equity (SVUL) .............................   $   408,762
$   248,697    $ 1,883,075     $   268,157
                                                                  -----------
-----------   ------------     -----------
     Total Contract Owner Equity ..............................   $44,106,879
$ 4,422,005    $188,108,654    $10,477,446
                                                                  ===========
===========   ============     ===========


   SUBACCOUNTS (Continued)

------------------------------------------------------

                    T. Rowe

Prudential    Prudential   International    AIM V.I.
                                                                         Global
     Jennison        Stock         Value

Portfolio     Portfolio    Portfolio        Fund

-----------   -----------   -----------   -----------
     Contract Owner Units Outstanding (Pruselect I - rounded) .
0             0             0             0
     Unit Value (Pruselect I) .................................        $
1.84750   $   2.45840   $   0.90278   $   0.88432

-----------   -----------   -----------   -----------
     Contract Owner Equity (Pruselect I) ......................        $
0   $         0   $         0   $         0

-----------   -----------   -----------   -----------

     Contract Owner Units Outstanding (Pruselect II - rounded)
4,257,605       947,751       562,800       595,387
     Unit Value (Pruselect II) ................................        $
1.84750   $   2.45840   $   0.90278   $   0.88432

-----------   -----------   -----------   -----------
     Contract Owner Equity (Pruselect II) .....................        $
7,865,925   $ 2,329,951   $   508,085   $   526,513

-----------   -----------   -----------   -----------

     Contract Owner Units Outstanding (Pruselect III - rounded)
4,125,056     5,048,640     1,501,914       245,638
     Unit Value (Pruselect III) ...............................        $
0.86590   $   0.79732   $   0.81908   $   0.83297

-----------   -----------   -----------   -----------
     Contract Owner Equity (Pruselect III) ....................        $
3,571,886   $ 4,025,382   $ 1,230,187   $   204,609

-----------   -----------   -----------   -----------

     Contract Owner Units Outstanding (VUL - rounded) .........
N/A           181           N/A           N/A
     Unit Value (VUL) .........................................        $
N/A   $   0.93260   $       N/A   $       N/A

-----------   -----------   -----------   -----------
     Contract Owner Equity (VUL) ..............................        $
N/A   $       168   $       N/A   $       N/A

-----------   -----------   -----------   -----------

     Contract Owner Units Outstanding (SVUL - rounded) ........
548,106     2,400,264       516,655       904,020
     Unit Value (SVUL) ........................................        $
0.72543   $   0.66501   $   0.73634   $   0.73875

-----------   -----------   -----------   -----------
     Contract Owner Equity (SVUL) .............................        $
397,613   $ 1,596,200   $   380,434   $   667,844

-----------   -----------   -----------   -----------
     Total Contract Owner Equity ..............................
$11,835,424   $ 7,951,701   $ 2,118,706   $ 1,398,966

===========   ===========   ===========   ===========


  SUBACCOUNTS (Continued)

-----------------------------------------------------
                                                                        Janus
    MFS          American       Franklin
                                                                        Aspen
  Emerging       Century       Templeton
                                                                       Growth
   Growth         Value        Small Cap
                                                                      Portfolio
   Series          Fund        Portfolio
                                                                    -----------
 -----------   -----------   -----------
     Contract Owner Units Outstanding (Pruselect I - rounded) .               0
           0             0           N/A
     Unit Value (Pruselect I) .................................     $   0.90287
 $   0.93505   $   1.01999   $       N/A
                                                                    -----------
 -----------   -----------   -----------
     Contract Owner Equity (Pruselect I) ......................     $         0
 $         0   $         0   $       N/A
                                                                    -----------
 -----------   -----------   -----------

     Contract Owner Units Outstanding (Pruselect II - rounded)           62,206
      85,996         3,881           N/A
     Unit Value (Pruselect II) ................................     $   0.90287
 $   0.93505   $   1.01999   $       N/A
                                                                    -----------
 -----------   -----------   -----------
     Contract Owner Equity (Pruselect II) .....................     $    56,164
 $    80,411   $     3,959   $       N/A
                                                                    -----------
 -----------   -----------   -----------

     Contract Owner Units Outstanding (Pruselect III - rounded)       1,334,871
   3,283,429       153,910     3,297,277
     Unit Value (Pruselect III) ...............................     $   0.80091
 $   0.79643   $   1.12701   $   0.65887
                                                                    -----------
 -----------   -----------   -----------

     Contract Owner Equity (Pruselect III) ....................     $ 1,069,112
 $ 2,615,021   $   173,458  $ 2,172,477
                                                                    -----------
 -----------   -----------   -----------

     Contract Owner Units Outstanding (VUL - rounded) .........             N/A
         N/A           N/A           N/A
     Unit Value (VUL) .........................................     $       N/A
 $       N/A   $       N/A   $       N/A
                                                                    -----------
 -----------   -----------   -----------
     Contract Owner Equity (VUL) ..............................     $       N/A
 $       N/A   $       N/A   $       N/A
                                                                    -----------
 -----------   -----------   -----------

     Contract Owner Units Outstanding (SVUL - rounded) ........       1,271,591
   1,217,032       540,242       857,329
     Unit Value (SVUL) ........................................     $   0.69125
 $   0.58816   $   1.18150   $   0.67402
                                                                    -----------
 -----------   -----------   -----------
     Contract Owner Equity (SVUL) .............................     $   878,987
 $   715,809   $   638,296   $   577,857
                                                                    -----------
 -----------   -----------   -----------
     Total Contract Owner Equity ..............................     $ 2,004,263
 $ 3,411,241   $   815,713   $ 2,750,334
                                                                    ===========
 ===========   ===========   ===========


          SUBACCOUNTS (Continued)

------------------------------------------------------

Prudential      Prudential    Prudential    Prudential
                                                                           SP
Allince       SP Davis  SP Invesco Small  SP Pimco
                                                                        Large
Cap Growth     Value    Company Growth  Total Return

Portfolio     Portfolio     Portfolio     Portfolio

-----------   -----------   -----------   -----------
      Contract Owner Units Outstanding (Pruselect I - rounded) .
   N/A           N/A           N/A           N/A
     Unit Value (Pruselect I) .................................             $
  N/A    $      N/A    $      N/A    $       N/A

-----------   -----------   -----------   -----------
     Contract Owner Equity (Pruselect I) ......................             $
  N/A    $      N/A    $      N/A    $       N/A

-----------   -----------   -----------   -----------

     Contract Owner Units Outstanding (Pruselect II - rounded)
  N/A           N/A           N/A            N/A
     Unit Value (Pruselect II) ................................             $
  N/A    $      N/A    $      N/A    $       N/A

-----------   -----------   -----------   -----------
     Contract Owner Equity (Pruselect II) .....................             $
  N/A    $      N/A    $      N/A    $       N/A

-----------   -----------   -----------   -----------

     Contract Owner Units Outstanding (Pruselect III - rounded)
1,728,397        38,533        45,313     1,123,716
     Unit Value (Pruselect III) ...............................             $
0.77655   $   0.96124   $   0.64805   $   1.06617

-----------   -----------   -----------   -----------
     Contract Owner Equity (Pruselect III) ....................             $
1,342,187   $    37,039   $    29,365   $ 1,198,072

-----------   -----------   -----------   -----------

     Contract Owner Units Outstanding (VUL - rounded) .........
     0           178             0           N/A
     Unit Value (VUL) .........................................             $
0.93095   $   0.95114   $   0.89545   $       N/A

-----------   -----------   -----------   -----------
     Contract Owner Equity (VUL) ..............................             $
     0   $       169   $         0   $       N/A

-----------   -----------   -----------   -----------

     Contract Owner Units Outstanding (SVUL - rounded) ........
  N/A            N/A           N/A           N/A
     Unit Value (SVUL) ........................................             $
  N/A    $       N/A   $       N/A   $       N/A

-----------   -----------   -----------   -----------
     Contract Owner Equity (SVUL) .............................             $
 N/A     $       N/A   $       N/A   $       N/A

-----------   -----------   -----------   -----------
     Total Contract Owner Equity ..............................             $
1,342,187   $    37,208   $    29,365   $ 1,198,072

===========   ===========   ===========   ===========

                                                                 SUBACCOUNTS
(Continued)

-----------------------

Prudential
                                                                         SP
Pimco
                                                                        High
Yield

Portfolio

-----------

     Contract Owner Units Outstanding (Pruselect I - rounded) .
N/A
     Unit Value (Pruselect I) .................................        $
N/A

-----------
     Contract Owner Equity (Pruselect I) ......................        $
N/A

-----------

     Contract Owner Units Outstanding (Pruselect II - rounded)
N/A
     Unit Value (Pruselect II) ................................        $
N/A

-----------
     Contract Owner Equity (Pruselect II) .....................        $
N/A

-----------

     Contract Owner Units Outstanding (Pruselect III - rounded)
1,404
     Unit Value (Pruselect III) ...............................        $
1.03670

-----------
     Contract Owner Equity (Pruselect III) ....................        $
1,456

-----------

     Contract Owner Units Outstanding (VUL - rounded) .........
N/A
     Unit Value (VUL) .........................................        $
N/A

-----------
     Contract Owner Equity (VUL) ..............................        $
N/A

-----------

     Contract Owner Units Outstanding (SVUL - rounded) ........
N/A
     Unit Value (SVUL) ........................................        $
N/A

-----------
     Contract Owner Equity (SVUL) .............................        $
N/A

-----------
     Total Contract Owner Equity ..............................        $
1,456

===========

Note 5: Charges and Expenses

     A.   Mortality Risk and Expense Risk Charges

     The mortality risk and expense risk charges, at an effective annual rate of up to 0.90% for Pruselect I, Pruselect II and SVUL contracts, 0.50% for Pruselect III contracts, and 0.45% for VUL contracts are applied daily against the net assets representing equity of contract owners held in each subaccount. Mortality risk is that contract owners may not live as long as estimated and expense risk is that the cost of issuing and administering the policies may exceed related charges by Pruco Life. Pruco Life intends to charge only 0.60% on Pruselect I and Pruselect II contracts, but reserves the right to make the full 0.90% charge. Pruco Life intends to charge only 0.20% on Pruselect III contracts but reserves the right to make the full 0.50% charge. For VUL contracts Pruco Life intends to charge only 0.25% but reserves the right to charge 0.45%.

     B.   Partial Withdrawal Charge

     A charge is imposed by Pruco Life on partial withdrawals of the cash surrender value. A charge equal to the lesser of $15 or 2% and $25 or 2% will be made in connection with each partial withdrawal of the cash surrender value of a Pruselect I or Pruselect II and Pruselect III, SVUL or VUL contracts respectively.

     C.   Cost of Insurance and Other Related Charges

     Contract owners contributions are subject to certain deductions prior to being invested in the Account. The deductions are for (1) transaction costs which are deducted from each premium payment to cover premium collection and processing costs; (2) state premium taxes; (3) sales charges which are deducted in order to compensate Pruco Life for the cost of selling the contract. Contracts are also subject to monthly charges for the costs of administering the contract.

Note 6: Taxes

     Pruco Life is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements.

Note 7: Unit Activity

     Transactions in units (including transfers among subaccounts) for the period ended March 31, 2001 2000 and 1999 were as follows:


  SUBACCOUNTS

--------------------------------------------------------------------------------
---------
                                                           Prudential
                          Prudential

                                                          Money Market
                       Diversified Bond

                                                           Portfolio
                          Portfolio

------------------------------------------
---------------------------------------
                                            01/01/2001     01/01/2000
01/01/1999         01/01/2001    01/01/2000    01/01/1999
                                                to             to             to
                to            to            to
                                            03/31/2001     12/31/2000
12/31/1999         03/31/2001    12/31/2000    12/31/1999
                                           (unaudited)
            (unaudited)

------------------------------------------
---------------------------------------
     Contract Owner Contributions:          52,332,967     64,085,060
13,870,279          8,615,703     8,172,817     5,773,771
     Contract Owner Redemptions :          (52,966,733)   (46,189,540)
(8,349,759)        (3,213,362)   (4,232,367)   (3,482,099)



SUBACCOUNTS (Continued)

--------------------------------------------------------------------------------
---------
                                                           Prudential
                          Prudential

                                                             Equity
                       Flexible Managed

                                                           Portfolio
                          Portfolio

-----------------------------------------
---------------------------------------
                                            01/01/2001     01/01/2000
01/01/1999         01/01/2001   01/01/2000    01/01/1999
                                                to             to             to
                to           to            to
                                            03/31/2001     12/31/2000
12/31/1999         03/31/2001   12/31/2000    12/31/1999
                                            (unaudited)
            (unaudited)

-----------------------------------------
---------------------------------------
     Contract Owner Contributions:           5,227,545      8,421,103
3,528,860           1,769,468     874,616      1,991,070
     Contract Owner Redemptions :           (2,173,550)    (6,532,966)
(5,248,863)         (2,003,680)   (650,643)   (10,795,219)



SUBACCOUNTS (Continued)

--------------------------------------------------------------------------------
---------
                                                           Prudential
                        Prudential

                                                      Conservative Balanced
                      High Yield Bond

                                                           Portfolio
                        Portfolio

-----------------------------------------
---------------------------------------
                                            01/01/2001     01/01/2000
01/01/1999          01/01/2001   01/01/2000   01/01/1999
                                                to             to            to
                to           to           to
                                            03/31/2001     12/31/2000
12/31/1999          03/31/2001   12/31/2000   12/31/1999
                                            (unaudited)
            (unaudited)

-----------------------------------------
---------------------------------------
     Contract Owner Contributions:           2,330,265      5,851,301
3,818,833           1,882,207     876,102     232,862
     Contract Owner Redemptions :           (2,587,089)    (5,759,276)
(3,154,189)           (229,316)   (544,754)   (494,213)



SUBACCOUNTS (Continued)

--------------------------------------------------------------------------------
---------
                                                           Prudential
                          Prudential

                                                          Stock Index
                            Value

                                                           Portfolio
                          Portfolio

-----------------------------------------
---------------------------------------
                                            01/01/2001     01/01/2000
01/01/1999           01/01/2001   01/01/2000    01/01/1999
                                                to             to            to
                 to           to            to
                                            03/31/2001     12/31/2000
12/31/1999           03/31/2001   12/31/2000    12/31/1999
                                            (unaudited)
             (unaudited)

-----------------------------------------
---------------------------------------
     Contract Owner Contributions:          19,646,544     21,332,741
10,380,525             261,841     9,681,462     3,603,113
     Contract Owner Redemptions :           (8,836,909)    (7,355,825)
(8,588,993)            (48,463)   (8,313,964)   (4,068,251)



SUBACCOUNTS (Continued)

--------------------------------------------------------------------------------
---------
                                                           Prudential
                           Prudential

                                                             Global
                            Jennison

                                                           Portfolio
                           Portfolio

-----------------------------------------
---------------------------------------
                                            01/01/2001     01/01/2000
01/01/1999           01/01/2001    01/01/2000   01/01/1999
                                                to             to            to
                 to            to           to
                                            03/31/2001     12/31/2000
12/31/1999           03/31/2001    12/31/2000   12/31/1999
                                            (unaudited)
            (unaudited)

-----------------------------------------
---------------------------------------
     Contract Owner Contributions:           3,042,192      4,333,195
2,831,806           8,543,007     5,213,110     1,880,279
     Contract Owner Redemptions :           (5,302,847)    (1,762,380)
(1,636,224)         (4,855,036)   (2,401,833)   (1,058,268)


   SUBACCOUNTS

--------------------------------------------------------------------------------
--------
                                                             T. Rowe
                           AIM V.I.
                                                       International Stock
                            Value
                                                            Portfolio*
                            Fund*

------------------------------------------
---------------------------------------
                                             01/01/2001    01/01/2000
06/07/1999         01/01/2001   01/01/2000    06/07/1999
                                                 to            to
to                 to           to            to
                                             03/31/2001    12/31/2000
12/31/1999         03/31/2001   12/31/2000    12/31/1999
                                            (unaudited)
            (unaudited)

------------------------------------------
---------------------------------------
     Contract Owner Contributions:           1,308,577      1,890,017
29,489            544,434      1,415,785      88,424
     Contract Owner Redemptions :             (177,073)      (454,566)
(15,075)           (94,166)      (201,157)     (8,275)



SUBACCOUNTS (Continued)

--------------------------------------------------------------------------------
--------
                                                             Janus
                             MFS

                                                          Aspen Growth
                       Emerging Growth

                                                           Portfolio*
                           Series*

---------------------------------------
----------------------------------------
                                             01/01/2001    01/01/2000
06/07/1999          01/01/2001    01/01/2000  06/07/1999
                                                 to            to            to
                to            to          to
                                             03/31/2001    12/31/2000
12/31/1999          03/31/2001    12/31/2000  12/31/1999
                                             (unaudited)
           (unaudited)

---------------------------------------
----------------------------------------
     Contract Owner Contributions:           1,007,265      3,594,277
28,034            3,304,646      2,099,061     2,762
     Contract Owner Redemptions :             (480,508)    (1,469,767)
(10,635)            (188,131)      (631,881)        0



SUBACCOUNTS (Continued)

--------------------------------------------------------------------------------
--------
                                                     American
                      Franklin Templeton

                                                 Century VP Value
                           Small Cap

                                                      Fund**
                            Fund***
                                            ---------------------------
           ----------------------------------------
                                             01/01/2001     01/01/2000
           01/01/2001     05/01/2000
                                                 to             to
               to             to
                                             03/31/2001     12/31/2000
           03/31/2001     12/31/2000
                                             (unaudited)
           (unaudited)
                                            ---------------------------
           ----------------------------------------
     Contract Owner Contributions:             224,718        555,211
             2,704,550     2,927,579
     Contract Owner Redemptions :              (65,328)       (16,568)
            (1,173,998)     (303,525)



SUBACCOUNTS (Continued)

--------------------------------------------------------------------------------
--------
                                                    Prudential
                                                    SP Alliance
                      Prudential
                                                 Large Cap Growth
                    SP Davis Value
                                                   Portfolio****
                      Portfolio****
                                            -------------------------
              ---------------------------
                                                    01/01/2001
                      01/01/2001
                                                        to
                          to
                                                    03/31/2001
                      03/31/2001
                                                   (unaudited)
                      (unaudited)
                                            -------------------------
              ---------------------------
     Contract Owner Contributions:                  1,731,450
                         39,828
     Contract Owner Redemptions :                      (3,053)
                         (1,118)



SUBACCOUNTS (Continued)

--------------------------------------------------------------------------------
--------
                                                    Prudential
                      Prudential
                                                 SP Invesco Small
                       SP Pimco
                                                  Company Growth
                     Total Return
                                                  Portfolio****
                     Portfolio****
                                            -------------------------
              ---------------------------
                                                    01/01/2001
                      01/01/2001
                                                        to
                          to
                                                    03/31/2001
                      03/31/2001
                                                   (unaudited)
                      (unaudited)
                                            -------------------------
              ---------------------------
     Contract Owner Contributions:                    50,824
                       1,124,661
     Contract Owner Redemptions :                     (5,511)
                            (946)

                                             SUBACCOUNTS (Continued)
                                            ------------------------
                                                   Prudential
                                                    SP Pimco
                                                   High Yield
                                                 Portfolio****
                                            ------------------------
                                                   01/01/2001
                                                       to
                                                   03/31/2001
                                                  (unaudited)
                                            ------------------------
     Contract Owner Contributions:                   1,413
     Contract Owner Redemptions :                       (9)


*    Became  available on June 7, 1999 (Note 1)
**   Became available on November 10, 1999 (Note 1)
***  Became available on May 1, 2000 (Note 1)
**** Became available on October 16, 2000 (Note 1)

Note 8: Purchases and Sales of Investments

     The aggregate costs of purchases and proceeds from sales of investments in the Series Fund and the non-Prudential administered funds for the period ended March 31, 2001 were as follows: (unaudited)

                                              Prudential             Prudential
                                   Prudential

                                                Money                Diversified
            Prudential              Flexible

                                                Market                  Bond
              Equity                Managed

                                              Portfolio               Portfolio
            Portfolio              Portfolio
                                            ------------            ------------
           -----------            -----------
     Purchases .....................        $ 14,947,667            $ 13,631,101
           $ 6,242,222            $ 1,989,907
     Sales: ........................        $(17,744,882)           $
(4,344,092)           $(3,941,921)           $(4,234,008)


                                             Prudential              Prudential
           Prudential

                                            Conservative             High Yield
             Stock                Prudential

                                              Balanced                  Bond
             Index                  Value

                                             Portfolio               Portfolio
           Portfolio              Portfolio
                                            ------------            ------------
          ------------            ---------
     Purchases .....................        $ 2,476,585             $ 1,976,114
          $ 26,074,675            $ 421,384
     Sales: ........................        $(5,145,123)            $  (319,566)
          $(16,813,285)           $ (76,634)



          T. Rowe Price

                                                                     Prudential
          International            AIM V.I.

                                                                      Jennison
              Stock                 Value

                                                                      Portfolio
            Portfolio               Fund
                                                                    ------------
          ------------            ---------
     Purchases .....................                                $ 7,809,435
           $ 1,158,118              433,813
     Sales: ........................                                $(6,354,967)
           $  (155,982)             (74,365)


                                              Janus                      MFS
             American            Franklin

                                              Aspen                   Emerging
             Century             Templeton

                                              Growth                   Growth
              Value              Small Cap

                                            Portfolio                  Series
              Fund               Portfolio
                                            ----------             -------------
          ------------          -----------
     Purchases .....................        $ 751,577               $ 3,022,573
           $ 251,588            $ 2,252,003
     Sales: ........................        $(362,473)              $  (191,498)
           $ (62,920)           $  (960,967)


                                            Prudential              Prudential
           Prudential            Prudential

                                           SP Alliance               SP Davis
        SP Invesco Small          SP Pimco

                                         Large Cap Growth              Value
         Company Growth         Total Return

                                            Portfolio                Portfolio
           Portfolio              Portfolio
                                         ----------------          ------------
        ----------------        ------------
     Purchases .....................       $1,755,819               $    40,903
           $  40,525            $ 1,169,407
     Sales: ........................       $  (10,728)              $    (1,156)
           $  (4,519)           $    (1,386)


                                           Prudential

                                            SP Pimco

                                           High Yield

                                           Portfolio
                                         ------------

     Purchases .....................       $    1,492
     Sales: ........................       $       (0)

                             FINANCIAL STATEMENTS OF
             THE SURVIVORSHIP VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
                      PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT


STATEMENTS OF NET ASSETS
December 31, 2000



   SUBACCOUNTS

-------------------------------------------------------------------
                                                          Prudential
Prudential                         Prudential
                                                            Money
Diversified        Prudential        Flexible
                                                            Market
Bond             Equity           Managed
                                                          Portfolio
Portfolio         Portfolio         Portfolio
                                                        ------------
-----------       -----------       -----------
ASSETS

    Investment in The Prudential Series Fund, Inc.
       Portfolios and non-Prudential administered
        funds, at net asset value [Note 3] .......       $46,985,994
$54,921,491       $48,301,654       $ 8,798,212
                                                         -----------
-----------       -----------       -----------
    Net Assets ...................................        46,985,994
$54,921,491       $48,301,654       $ 8,798,212
                                                         ===========
===========       ===========       ===========

NET ASSETS, representing:
     Equity of contract owners [Note 4] ..........       $46,985,994
$54,921,491       $48,301,654       $ 8,798,212
                                                         -----------
-----------       -----------       -----------
                                                         $46,985,994
$54,921,491       $48,301,654       $ 8,798,212
                                                         ===========
===========       ===========       ===========



SUBACCOUNTS (Continued)

------------------------------------------------------------------
                                                          Prudential
Prudential         Prudential        Prudential
                                                         Conservative       High
Yield           Stock             Equity
                                                           Balanced
Bond              Index             Income
                                                          Portfolio
Portfolio          Portfolio         Portfolio
                                                         -----------
------------      ------------       -----------
ASSETS

    Investment in The Prudential Series Fund, Inc.
       Portfolios and non-Prudential administered
        funds, at net asset value [Note 3] .......       $48,914,788       $
2,681,334      $205,122,327       $10,506,601
                                                         -----------
------------      ------------       -----------

    Net Assets ...................................       $48,914,788       $
2,681,334      $205,122,327       $10,506,601
                                                         ===========
============      ============       ===========

NET ASSETS, representing:
     Equity of contract owners [Note 4] ..........       $48,914,788       $
2,681,334      $205,122,327       $10,506,601
                                                         -----------
------------      ------------       -----------
                                                         $48,914,788       $
2,681,334      $205,122,327       $10,506,601
                                                         ===========
============      ============       ===========



SUBACCOUNTS (Continued)

----------------------------------------------------------------

            T. Rowe Price
                                                          Prudential
Prudential        International       AIM VI
                                                            Global
Jennison             Stock            Value
                                                          Portfolio
Portfolio          Portfolio          Fund
                                                         -----------
----------         ----------       ----------
ASSETS

    Investment in The Prudential Series Fund, Inc.
       Portfolios and non-Prudential administered
        funds, at net asset value [Note 3] .......       $19,965,873
$8,449,434         $1,428,577       $1,201,725
                                                         -----------
----------         ----------       ----------
    Net Assets ...................................       $19,965,873
$8,449,434         $1,428,577       $1,201,725
                                                         ===========
==========         ==========       ==========

NET ASSETS, representing:
     Equity of contract owners [Note 4] ..........       $19,965,873
$8,449,434         $1,428,577       $1,201,725
                                                         -----------
----------         ----------       ----------
                                                         $19,965,873
$8,449,434         $1,428,577       $1,201,725
                                                         ===========
==========         ==========       ==========



SUBACCOUNTS (Continued)

-----------------------------------------------------------
                                                           Janus
MFS          American         Franklin
                                                           Aspen
Emerging        Century         Templeton
                                                           Growth
Growth         VP Value        Small Cap
                                                         Portfolio
Series           Fund             Fund
                                                         ----------
----------       --------       ----------
ASSETS

    Investment in The Prudential Series Fund, Inc.
       Portfolios and non-Prudential administered
        funds, at net asset value [Note 3] .......       $1,984,931
$1,448,475      $  642,261      $2,190,574
                                                         ----------
----------      ----------      ----------
    Net Assets ...................................       $1,984,931
$1,448,475      $  642,261      $2,190,574
                                                         ==========
==========      ==========      ==========

NET ASSETS, representing:
     Equity of contract owners [Note 4] ..........       $1,984,931
$1,448,475      $  642,261      $2,190,574
                                                         ----------
----------      ----------      ----------
                                                         $1,984,931
$1,448,475      $  642,261      $2,190,574
                                                         ==========
==========      ==========      ==========


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A43 TRHOUGH A50

                             FINANCIAL STATEMENTS OF
             THE SURVIVORSHIP VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
                      PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT


STATEMENTS OF OPERATIONS
For the period ended December 31, 2000, 1999 and 1998


  SUBACCOUNTS

-------------------------------------------------------------

Prudential                     Prudential
                                                                      Money
Market                 Diversified Bond
                                                                       Portfolio
                     Portfolio

----------------------------------    -----------------------
                                                            2000         1999
    1998         2000          1999
                                                         ----------    --------
  --------    ----------    ---------
INVESTMENT INCOME
   Dividend income ..................................    $1,271,067    $835,985
  $461,945    $2,992,796    $       0
                                                         ----------    --------
  --------    ----------    ---------

EXPENSES

   Charges to contract owners for assuming
       mortality risk and expense risk [Notes 5A] ...       118,314     102,057
    53,117       275,864      253,044
   Reimbursement for excess expenses
      [Note 5C] .....................................             0           0
         0             0            0
                                                         ----------    --------
  --------    ----------    ---------
NET EXPENSES ........................................       118,314     102,057
    53,117       275,864      253,044
                                                         ----------    --------
  --------    ----------    ---------

NET INVESTMENT INCOME (LOSS) ........................     1,152,753     733,928
   408,828     2,716,932     (253,044)
                                                         ----------    --------
  --------    ----------    ---------

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
  Capital gains distributions received ..............             0           0
         0         5,872      114,761
  Realized gain (loss) on shares redeemed ...........             0           0
         0        23,979      (24,825)
  Net change in unrealized gain (loss) on investments             0           0
         0     1,433,451     (406,752)
                                                         ----------    --------
  --------    ----------    ---------

NET GAIN (LOSS) ON INVESTMENTS ......................             0           0
         0     1,463,302     (316,816)
                                                         ----------    --------
  --------    ----------    ---------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS .......................    $1,152,753    $733,928
  $408,828    $4,180,234    $(569,860)
                                                         ==========    ========
  ========    ==========    =========



    SUBACCOUNTS (Continued)

-----------------------------------------------------------------------------
                                                          Prudential
         Prudential                   Prudential
                                                       Diversified Bond
           Equity                  Flexible Managed
                                                          Portfolio
         Portfolio                     Portfolio
                                                       ----------------
-----------------------------------------  ----------------
                                                             1998
2000            1999          1998           2000
                                                       ----------------
-----------     -----------   -----------  ----------------
INVESTMENT INCOME
   Dividend income ..................................    $ 2,359,120     $
881,331     $   716,887   $   860,120     $ 320,218
                                                         -----------
-----------     -----------   -----------     ---------


EXPENSES



   Charges to contract owners for assuming

       mortality risk and expense risk [Notes 5A] ...        229,634
268,208         263,130       284,011        53,834
   Reimbursement for excess expenses

      [Note 5C] .....................................              0
  0               0             0             0
                                                         -----------
-----------     -----------   -----------     ---------
NET EXPENSES ........................................        229,634
268,208         263,130       284,011        53,834
                                                         -----------
-----------     -----------   -----------     ---------


NET INVESTMENT INCOME (LOSS) ........................      2,129,486
613,123         453,757       576,109       266,384
                                                         -----------
-----------     -----------   -----------     ---------


NET REALIZED AND UNREALIZED GAIN

    (LOSS) ON INVESTMENTS

  Capital gains distributions received ..............        128,093
7,809,669       5,076,635     5,026,484       125,023
  Realized gain (loss) on shares redeemed ...........        173,161)
(640,258)      1,953,344     4,779,486       (65,199)
  Net change in unrealized gain (loss) on investments        (29,348)
(6,091,333)     (1,836,843)   (5,230,122)     (540,683)
                                                         -----------
-----------     -----------   -----------     ---------


NET GAIN (LOSS) ON INVESTMENTS ......................        271,906
1,078,078       5,193,136     4,575,848      (480,859)
                                                         -----------
-----------     -----------   -----------     ---------


NET INCREASE (DECREASE) IN NET ASSETS

    RESULTING FROM OPERATIONS .......................    $ 2,401,392     $
1,691,201     $ 5,646,893   $ 5,151,957     $(214,475)
                                                         ===========
===========     ===========   ===========     =========



    SUBACCOUNTS (Continued)

---------------------------------------------------------------------------
                                                                  Prudential
                         Prudential
                                                               Flexible Managed
                   Conservative Balanced
                                                                  Portfolio
                         Portfolio

---------------------------     -------------------------------------------
                                                            1999
1998           2000             1999            1998
                                                         -----------
-----------     -----------     -----------     -----------
INVESTMENT INCOME
   Dividend income ..................................    $     1,508     $
1,147,432     $ 1,841,778     $ 2,010,476     $1,965,960
                                                         -----------
-----------     -----------     -----------     ----------

EXPENSES

   Charges to contract owners for assuming
       mortality risk and expense risk [Notes 5A] ...        111,448
209,364         298,161         289,895        271,618
   Reimbursement for excess expenses
      [Note 5C] .....................................              0
  0               0               0              0
                                                         -----------
-----------     -----------     -----------     ----------
NET EXPENSES ........................................        111,448
209,364         298,161         289,895        271,618
                                                         -----------
-----------     -----------     -----------     ----------

NET INVESTMENT INCOME (LOSS) ........................       (109,940)
938,068       1,543,617       1,720,581      1,694,342
                                                         -----------
-----------     -----------     -----------     ----------

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
  Capital gains distributions received ..............        382,730
3,419,770         375,291         270,329      2,703,038
  Realized gain (loss) on shares redeemed ...........       (650,961)
353,509        (105,800)        (17,659)       935,553
  Net change in unrealized gain (loss) on investments      2,299,575
(1,305,317)     (2,348,399)        959,440       (276,688
                                                         -----------
-----------     -----------     -----------     ----------


NET GAIN (LOSS) ON INVESTMENTS ......................      2,031,344
2,467,962      (2,078,908)      1,212,110      3,361,903
                                                         -----------
-----------     -----------     -----------     ----------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS .......................    $ 1,921,404     $
3,406,030     $  (535,291)    $ 2,932,691     $5,056,245
                                                         ===========
===========     ===========     ===========     ==========

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A43 TRHOUGH A50

                             FINANCIAL STATEMENTS OF
             THE SURVIVORSHIP VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
                      PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT



STATEMENTS OF OPERATIONS
For the period ended December 31, 2000, 1999 and 1998



       SUBACCOUNTS

----------------------------------------------------------------------

Prudential                                    Prudential
                                                                    High Yield
Bond                                 Stock Index
                                                                       Portfolio
                                    Portfolio

-------------------------------------     ----------------------------
                                                            2000          1999
       1998           2000             1999
                                                         ---------     ---------
    ---------     ------------     -----------
INVESTMENT INCOME
   Dividend income ..................................    $ 340,268     $   8,128
    $ 261,439     $  1,798,252     $ 1,908,245
                                                         ---------     ---------
    ---------     ------------     -----------

EXPENSES

   Charges to contract owners for assuming
       mortality risk and expense risk [Notes 5A] ...       16,723        16,950
       15,665        1,219,165       1,068,971
   Reimbursement for excess expenses
      [Note 5C] .....................................            0             0
            0                0               0
                                                         ---------     ---------
    ---------     ------------     -----------
NET EXPNESES ........................................       16,723        16,950
       15,665        1,219,165       1,068,971
                                                         ---------     ---------
    ---------     ------------     -----------

NET INVESTMENT INCOME (LOSS) ........................      323,545
(8,822)      245,774          579,087         839,274
                                                         ---------     ---------
    ---------     ------------     -----------

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
  Capital gains distributions received ..............            0             0
            0        7,138,260       2,384,852
  Realized gain (loss) on shares redeemed ...........      (76,032)
(58,390)       (4,633)       6,533,279       5,878,374
  Net change in unrealized gain (loss) on investments     (498,772)      181,106
     (334,049)     (34,812,832)     24,251,918
                                                         ---------     ---------
    ---------     ------------     -----------

NET GAIN (LOSS) ON INVESTMENTS ......................     (574,804)      122,716
     (338,682)     (21,141,293)     32,515,144
                                                         ---------     ---------
    ---------     ------------     -----------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS .......................    $(251,259)    $ 113,894
    $ (92,908)    $(20,562,206)    $33,354,418
                                                         =========     =========
    =========     ============     ===========



   SUBACCOUNTS (Continued)

--------------------------------------------------------------------------
                                                          Prudential
        Prudential                     Prudential
                                                          Stock Index
       Equity Income                     Global
                                                           Portfolio
         Portfolio                      Portfolio
                                                         -----------
-------------------------------------------     -----------
                                                             1998           2000
           1999            1998            2000
                                                         -----------
-----------     -----------     -----------     -----------
INVESTMENT INCOME
   Dividend income ..................................    $ 1,729,752    $
249,584     $   334,015     $   365,234     $   159,024
                                                         -----------
-----------     -----------     -----------     -----------

EXPENSES

   Charges to contract owners for assuming
       mortality risk and expense risk [Notes 5A] ...        820,541
64,262          87,421          90,144         129,743
   Reimbursement for excess expenses
      [Note 5C] .....................................              0
 0               0               0               0
                                                         -----------
-----------     -----------     -----------     -----------
NET EXPNESES ........................................        820,541
64,262          87,421          90,144         129,743
                                                         -----------
-----------     -----------     -----------     -----------

NET INVESTMENT INCOME (LOSS) ........................        909,211
185,322         246,594         275,090          29,281
                                                         -----------
-----------     -----------     -----------     -----------

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
  Capital gains distributions received ..............      2,499,196
725,037       1,617,066         797,222       1,430,049
  Realized gain (loss) on shares redeemed ...........      5,771,729
(1,114,620)         87,899       2,673,910         608,912
  Net change in unrealized gain (loss) on investments     24,590,569
958,713        (246,900)     (4,107,342)     (6,407,573)
                                                         -----------
-----------     -----------     -----------     -----------

NET GAIN (LOSS) ON INVESTMENTS ......................     32,861,494
569,130       1,458,065        (636,210)     (4,368,612)
                                                         -----------
-----------     -----------     -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS .......................    $33,770,705    $
754,452     $ 1,704,659     $  (361,120)    $(4,339,331)
                                                         ===========
===========     ===========     ===========     ===========



   SUBACCOUNTS (Continued)

-----------------------------------------------------------------------
                                                                 Prudential
                                                                   Global
                  Prudential Jennison
                                                                  Portfolio
                       Portfolio

--------------------------    -----------------------------------------
                                                             1999
1998          2000            1999           1998
                                                         -----------
----------    -----------     -----------     ---------
INVESTMENT INCOME
   Dividend income ..................................    $    65,033     $
160,959    $     5,000     $     8,827     $   3,905
                                                         -----------
----------    -----------     -----------     ---------

EXPENSES

   Charges to contract owners for assuming
       mortality risk and expense risk [Notes 5A] ...         93,204
70,813         41,065          28,413        11,315
   Reimbursement for excess expenses
      [Note 5C] .....................................              0
 0              0               0             0
                                                         -----------
----------    -----------     -----------     ---------
NET EXPNESES ........................................         93,204
70,813         41,065          28,413        11,315
                                                         -----------
----------    -----------     -----------     ---------

NET INVESTMENT INCOME (LOSS) ........................        (28,171)
90,146        (36,065)        (19,586)       (7,410)
                                                         -----------
----------    -----------     -----------     ---------

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
  Capital gains distributions received ..............        114,030
536,310      1,146,896         273,783        37,636
  Realized gain (loss) on shares redeemed ...........        472,274
235,100        690,399          65,721        22,375
  Net change in unrealized gain (loss) on investments      6,341,128
1,531,076     (3,264,936)      1,513,045       478,204
                                                         -----------
----------    -----------     -----------     ---------

NET GAIN (LOSS) ON INVESTMENTS ......................      6,927,432
2,302,486     (1,427,641)      1,852,549       538,215
                                                         -----------
----------    -----------     -----------     ---------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS .......................    $ 6,899,261
$2,392,632    $(1,463,706)    $ 1,832,963     $ 530,805
                                                         ===========
==========    ===========     ===========     =========


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A43 TRHOUGH A50

                             FINANCIAL STATEMENTS OF
             THE SURVIVORSHIP VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
                      PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT


STATEMENTS OF OPERATIONS
For the period ended December 31, 2000,1999 and 1998



      SUBACCOUNTS

----------------------------------------------------------------------
                                                               T.Rowe Price
           AIM                      Janus
                                                           International Stock
       V.I. Value               Aspen Growth
                                                                Portfolio *
          Fund *                 Portfolio *
                                                           -------------------
 ---------------------     ---------------------
                                                             2000        1999
    2000         1999         2000        1999
                                                           --------     ------
 ---------     -------     ---------     -------
INVESTMENT INCOME
   Dividend income ....................................    $  8,160     $   68
 $   1,438     $   141     $  19,398     $    20
                                                           --------     ------
 ---------     -------     ---------     -------

EXPENSES

   Charges to contract owners for assuming
       mortality risk and expense risk [Notes 5A] .....       1,679         33
     1,797          60         2,653          30
   Reimbursement for excess expenses
      [Note 5C] .......................................           0          0
         0           0             0           0
                                                           --------     ------
 ---------     -------     ---------     -------
NET EXPENSES ..........................................       1,679         33
     1,797          60         2,653          30
                                                           --------     ------
 ---------     -------     ---------     -------

NET INVESTMENT INCOME (LOSS) ..........................       6,481         35
      (359)         81        16,745         (10)
                                                           --------     ------
 ---------     -------     ---------     -------

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
  Capital gains distributions received ................      39,170        214
    50,111         738        44,267           0
  Realized gain (loss) on shares redeemed .............     (28,712)         0
    (8,293)        (17)      (88,235)        (28)
  Net change in unrealized gain (loss) on investments .     (69,108)     3,329
  (127,845)      4,894      (258,009)      3,357
                                                           --------     ------
 ---------     -------     ---------     -------

NET GAIN (LOSS) ON INVESTMENTS ........................     (58,650)     3,543
   (86,027)      5,615      (301,977)      3,329
                                                           --------     ------
 ---------     -------     ---------     -------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS .........................    $(52,169)    $3,578
 $ (86,386)    $ 5,696     $(285,232)    $ 3,319
                                                           ========     ======
 =========     =======     =========     =======



SUBACCOUNTS (Continued)

------------------------------------------------------------------
                                                                    MFS
        American         Franklin Templeton
                                                              Emerging Growth
    Century VP Value          Small Cap
                                                                  Series *
        Fund **               Fund ***
                                                           -------------------
    ----------------     ------------------
                                                              2000        1999
          2000                  2000
                                                           ---------     -----
    ----------------     ------------------
INVESTMENT INCOME
   Dividend income ....................................    $       0     $   0
        $     25             $       0
                                                           ---------     -----
        --------             ---------

EXPENSES

   Charges to contract owners for assuming
       mortality risk and expense risk [Notes 5A] .....        2,330         2
             416                  1288
   Reimbursement for excess expenses
      [Note 5C] .......................................            0         0
               0                     0
                                                           ---------     -----
        --------             ---------
NET EXPENSES ..........................................        2,330         2
             416                 1,288
                                                           ---------     -----
        --------             ---------

NET INVESTMENT INCOME (LOSS) ..........................       (2,330)       (2)
            (391)               (1,288)
                                                           ---------     -----
        --------             ---------

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
  Capital gains distributions received ................       33,878         0
              65                     0
  Realized gain (loss) on shares redeemed .............      (37,087)      (29)
             139               (31,514)
  Net change in unrealized gain (loss) on investments .     (216,856)      800
          33,461              (283,918)
                                                           ---------     -----
        --------             ---------


NET GAIN (LOSS) ON INVESTMENTS ........................     (220,065)      771
          33,665              (315,432)
                                                           ---------     -----
        --------             ---------


NET INCREASE (DECREASE) IN NET ASSETS

    RESULTING FROM OPERATIONS .........................    $(222,395)    $ 769
        $ 33,274             $(316,720)
                                                           =========     =====
        ========             =========


*   Became available on June 7, 1999 (Note 1)
**  Became available on November 10, 1999 (Note 1)
*** Became available on May 1, 2000 (Note 1)


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A43 TRHOUGH A50

                             FINANCIAL STATEMENTS OF
             THE SURVIVORSHIP VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
                      PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT




STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2000, 1999 and 1998


     SUBACCOUNTS

--------------------------------------------

      Prudential

     Money Market

       Portfolio

--------------------------------------------
                                                                          2000
         1999            1998

------------    ------------    ------------
OPERATIONS
                Net investment income (loss) ......................   $
1,152,753    $    733,928    $    408,828
                Capital gains distributions received ..............
0               0               0
                Realized gain (loss) on shares redeemed ...........
0               0               0
                Net change in unrealized gain (loss) on investments
0               0               0

------------    ------------    ------------

     NET  INCREASE (DECREASE) IN NET ASSETS
                RESULTING FROM OPERATIONS .........................
1,152,753         733,928         408,828

------------    ------------    ------------

     PREMIUM PAYMENTS AND
                OTHER OPERATING TRANSFERS
                Contract Owner Net Payments .......................
44,459,867      14,681,912       8,459,179
                Policy Loans ......................................
0               0               0
                Policy Loan Repayments and Interest ...............
0               0               0
                Surrenders, Withdrawals and Death Benefits ........
(602,015)       (487,668)         48,094
                Net Transfers From (To) Other Subaccounts
                   or Fixed Rate Option ...........................
(18,533,813)     (6,419,780)     (5,068,699)
                Withdrawal and Other Charges ......................
(511,219)       (442,288)       (258,516)

------------    ------------    ------------

     NET INCREASE (DECREASE) IN NET ASSETS
                RESULTING FROM PREMIUM PAYMENTS
                AND OTHER OPERATING TRANSFERS .....................
24,812,820       7,332,176       3,180,058

------------    ------------    ------------

     NET INCREASE (DECREASE) IN NET ASSETS
                RETAINED IN THE ACCOUNT [Note 7] ..................
0               0          (1,722)

------------    ------------    ------------

     TOTAL INCREASE (DECREASE) IN NET ASSETS ......................
25,965,573       8,066,104       3,587,164

     NET ASSETS:
                Beginning of period ...............................
21,020,421      12,954,317       9,367,153

------------    ------------    ------------
                End of period .....................................   $
46,985,994    $ 21,020,421    $ 12,954,317

============    ============    ============


     SUBACCOUNTS

--------------------------------------------

      Prudential

   Diversified Bond

       Portfolio

--------------------------------------------
                                                                          2000
         1999            1998

------------    ------------    ------------
OPERATIONS
                Net investment income (loss) ......................   $
2,716,932    $   (253,044)   $  2,129,486
                Capital gains distributions received ..............
5,872         114,761         128,093
                Realized gain (loss) on shares redeemed ...........
23,979         (24,825)        173,161
                Net change in unrealized gain (loss) on investments
1,433,451        (406,752)        (29,348)

------------    ------------    ------------

     NET  INCREASE (DECREASE) IN NET ASSETS
                RESULTING FROM OPERATIONS .........................
4,180,234        (569,860)      2,401,392

------------    ------------    ------------

     PREMIUM PAYMENTS AND
                OTHER OPERATING TRANSFERS
                Contract Owner Net Payments .......................
4,263,006       4,403,759       4,026,378
                Policy Loans ......................................
(527)           (153)        (10,790)
                Policy Loan Repayments and Interest ...............
409             399              85
                Surrenders, Withdrawals and Death Benefits ........
(3,637,754)       (525,927)     (5,421,341)
                Net Transfers From (To) Other Subaccounts
                   or Fixed Rate Option ...........................
5,408,010       1,276,029       4,043,371
                Withdrawal and Other Charges ......................
(546,647)       (461,017)       (491,540)

------------    ------------    ------------

     NET INCREASE (DECREASE) IN NET ASSETS
                RESULTING FROM PREMIUM PAYMENTS
                AND OTHER OPERATING TRANSFERS .....................
5,486,497       4,693,090       2,146,163

------------    ------------    ------------

     NET INCREASE (DECREASE) IN NET ASSETS
                RETAINED IN THE ACCOUNT [Note 7] ..................
0               0         (35,755)

------------    ------------    ------------

     TOTAL INCREASE (DECREASE) IN NET ASSETS ......................
9,666,731       4,123,230       4,511,800

     NET ASSETS:
                Beginning of period ...............................
45,254,760      41,131,530      36,619,730

------------    ------------    ------------
                End of period .....................................   $
54,921,491    $ 45,254,760    $ 41,131,530

============    ============    ============


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A43 THROUGH A50

                                                       SUBACCOUNTS (Continued)
--------------------------------------------------------------------------------
--------------------------------------------------
               Prudential                                 Prudential
                     Prudential
                 Equity                                Flexible Managed
                Conservative Balanced
               Portfolio                                  Portfolio
                     Portfolio
----------------------------------------
-----------------------------------------
------------------------------------------
    2000          1999          1998          2000           1999
1998           2000          1999            1998
-----------   -----------   ------------   ----------    ------------
-----------    -----------    -----------    ------------
$   613,123   $   453,757   $    576,109   $  266,384    $   (109,940)   $
938,068    $ 1,543,617    $ 1,720,581    $  1,694,342
  7,809,669     5,076,635      5,026,484      125,023         382,730
3,419,770        375,291        270,329       2,703,038
   (640,258)    1,953,344      4,779,486      (65,199)       (650,961)
353,509       (105,800)       (17,659)        935,553
 (6,091,333)   (1,836,843)    (5,230,122)    (540,683)      2,299,575
(1,305,317)    (2,348,399)       959,440        (276,688)
-----------   -----------   ------------   ----------    ------------
-----------    -----------    -----------    ------------


  1,691,201     5,646,893      5,151,957     (214,475)      1,921,404
3,406,030       (535,291)     2,932,691       5,056,245
-----------   -----------   ------------   ----------    ------------
-----------    -----------    -----------    ------------



  9,193,270     4,684,781      5,974,743      546,487         641,303
2,727,720      3,499,380      1,545,758       6,161,137
     (1,004)       (6,740)       (16,155)        (718)           (200)
(13,509)             0              0             (15)
      1,158         1,776          2,348          765           1,440
2,543              0              0             976
 (2,266,921)   (4,842,312)   (11,366,743)    (443,137)    (22,131,312)
(1,109,742)    (5,864,906)    (2,737,605)        (41,543)

 (4,718,266)   (6,140,793)    (6,233,542)    (387,303)     (3,703,401)
(9,445,233)       879,974      3,457,685     (11,038,745)
   (529,082)     (570,661)      (750,093)    (110,137)       (167,745)
(300,968)      (656,935)      (630,939)       (628,277)
-----------   -----------   ------------   ----------    ------------
-----------    -----------    -----------    ------------



  1,679,155    (6,873,949)   (12,389,442)    (394,043)    (25,359,915)
(8,139,189)    (2,142,487)     1,634,899      (5,546,467)
-----------   -----------   ------------   ----------    ------------
-----------    -----------    -----------    ------------


          0             0       (378,339)           0               0
99,015              0              0          (6,712)
-----------   -----------   ------------   ----------    ------------
-----------    -----------    -----------    ------------

  3,370,356    (1,227,056)    (7,615,824)    (608,518)    (23,438,511)
(4,634,144)    (2,677,778)     4,567,590        (496,934)


 44,931,298    46,158,354     53,774,178    9,406,730      32,845,241
37,479,385     51,592,566     47,024,976      47,521,910
-----------   -----------   ------------   ----------    ------------
-----------    -----------    -----------    ------------
$48,301,654   $44,931,298   $ 46,158,354   $8,798,212    $  9,406,730
$32,845,241    $48,914,788    $51,592,566    $ 47,024,976
===========   ===========   ============   ==========    ============
===========    ===========    ===========    ============


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A43 THROUGH A40

                             FINANCIAL STATEMENTS OF
             THE SURVIVORSHIP VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
                      PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT



STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2000, 1999 and 1998


  SUBACCOUNTS

---------------------------------------

   Prudential

High Yield Bond

    Portfolio

---------------------------------------
                                                                         2000
      1999          1998
                                                                     -----------
  -----------   -----------
OPERATIONS
           Net investment income (loss) ...........................  $   323,545
  $    (8,822)  $   245,774
           Capital gains distributions received ...................            0
            0             0
           Realized gain (loss) on shares redeemed ................
(76,032)      (58,390)       (4,633)
           Net change in unrealized gain (loss) on investments.....
(498,772)      181,106      (334,049)
                                                                     -----------
  -----------   -----------

NET  INCREASE (DECREASE) IN NET ASSETS
           RESULTING FROM OPERATIONS ..............................
(251,259)      113,894       (92,908)
                                                                     -----------
  -----------   -----------

PREMIUM PAYMENTS AND
           OTHER OPERATING TRANSFERS
           Contract Owner Net Payments ............................      250,497
      245,021       637,224
           Policy Loans ...........................................            0
            0             0
           Policy Loan Repayments and Interest ....................            0
            0             0
           Surrenders, Withdrawals and Death Benefits .............
(477,910)     (307,785)       (1,826)
           Net Transfers From (To) Other Subaccounts
              or Fixed Rate Option ................................      552,605
     (466,171)      556,432
           Withdrawal and Other Charges ...........................
(46,531)      (51,266)      (67,806)
                                                                     -----------
  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
           RESULTING FROM PREMIUM PAYMENTS
           AND OTHER OPERATING TRANSFERS ..........................      278,661
     (580,201)    1,124,024
                                                                     -----------
  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
           RETAINED IN THE ACCOUNT [Note 7] .......................            0
            0        (1,836)
                                                                     -----------
  -----------   -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS ...........................       27,402
     (466,307)    1,029,280

NET ASSETS:
           Beginning of period ....................................    2,653,932
    3,120,239     2,090,959
                                                                     -----------
  -----------   -----------
           End of period ..........................................  $ 2,681,334
  $ 2,653,932   $ 3,120,239
                                                                     ===========
  ===========   ===========


       SUBACCOUNTS

-----------------------------------------------

        Prudential

     High Yield Bond

         Portfolio

-----------------------------------------------
                                                                           2000
          1999             1998

-------------    -------------    -------------
OPERATIONS
           Net investment income (loss) ...........................  $
579,087    $     839,274    $     909,211
           Capital gains distributions received ...................
7,138,260        2,384,852        2,499,196
           Realized gain (loss) on shares redeemed ................
6,533,279        5,878,374        5,771,729
           Net change in unrealized gain (loss) on investments.....
(34,812,832)      24,251,918       24,590,569

-------------    -------------    -------------

NET  INCREASE (DECREASE) IN NET ASSETS
           RESULTING FROM OPERATIONS ..............................
(20,562,206)      33,354,418       33,770,705

-------------    -------------    -------------

PREMIUM PAYMENTS AND
           OTHER OPERATING TRANSFERS
           Contract Owner Net Payments ............................
15,165,260       13,998,881       13,077,570
           Policy Loans ...........................................
(1,602)         (16,721)         (19,574)
           Policy Loan Repayments and Interest ....................
1,607            1,041              144
           Surrenders, Withdrawals and Death Benefits .............
(16,632,045)     (10,598,966)        (432,906)
           Net Transfers From (To) Other Subaccounts
              or Fixed Rate Option ................................
20,039,370        6,749,174       11,664,940
           Withdrawal and Other Charges ...........................
(1,794,353)      (1,633,867)      (1,454,112)

-------------    -------------    -------------

NET INCREASE (DECREASE) IN NET ASSETS
           RESULTING FROM PREMIUM PAYMENTS
           AND OTHER OPERATING TRANSFERS ..........................
16,778,237        8,499,542       22,836,062

-------------    -------------    -------------

NET INCREASE (DECREASE) IN NET ASSETS
           RETAINED IN THE ACCOUNT [Note 7] .......................
0                0           42,339

-------------    -------------    -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ...........................
(3,783,969)      41,853,960       56,649,106

NET ASSETS:
           Beginning of period ....................................
208,906,296      167,052,336      110,403,230

-------------    -------------    -------------
           End of period ..........................................  $
205,122,327    $ 208,906,296    $ 167,052,336

=============    =============    =============

                                                       SUBACCOUNTS (Continued)
--------------------------------------------------------------------------------
--------------------------------------------------
                Prudential                                  Prudential
                  Value                                       Global
                    Prudential Jennison
                Portfolio                                    Portfolio
                        Portfolio
--------------------------------------------------------------------------------
--------------------------------------------------
    2000          1999            1998          2000            1999
1998           2000           1999           1998
-----------   ------------    -----------   ------------    -----------
------------   -----------    -----------    -----------
$   185,322   $    246,594    $   275,090   $     29,281    $   (28,171)  $
90,146   $   (36,065)   $   (19,586)   $    (7,410)
    725,037      1,617,066        797,222      1,430,049        114,030
536,310     1,146,896        273,783         37,636
 (1,114,620)        87,899      2,673,910        608,912        472,274
235,100       690,399         65,721         22,375
    958,713       (246,900)    (4,107,342)    (6,407,573)     6,341,128
1,531,076    (3,264,936)     1,513,045        478,204
-----------   ------------    -----------   ------------    -----------
------------   -----------    -----------    -----------


    754,452      1,704,659       (361,120)    (4,339,331)     6,899,261
2,392,632    (1,463,706)     1,832,963        530,805
-----------   ------------    -----------   ------------    -----------
------------   -----------    -----------    -----------



    692,081        355,583        260,870      3,240,926      2,076,557
1,832,043       629,297        144,235         75,139
       (240)       (12,069)             0              0              0
    0       (51,204)             0              0
        459            139              0              0              0
    0            68              0              0
 (9,281,673)      (497,594)    (8,141,933)      (361,885)    (1,963,919)
(16,418)   (3,809,762)       (13,816)             0

  3,930,744     (1,279,058)     7,241,853       (713,479)     2,397,693
(1,739,609)    6,436,466      2,170,749      1,234,490
   (114,552)      (175,220)      (248,861)      (176,007)      (134,514)
(128,121)     (114,674)       (46,761)       (22,311)
-----------   ------------    -----------   ------------    -----------
------------   -----------    -----------    -----------



 (4,773,181)    (1,608,219)      (888,071)     1,989,555      2,375,817
(52,105)    3,090,191      2,254,407      1,287,318
-----------   ------------    -----------   ------------    -----------
------------   -----------    -----------    -----------


          0              0        (15,048)             0              0
(27,164)            0              0         32,534
-----------   ------------    -----------   ------------    -----------
------------   -----------    -----------    -----------

 (4,018,729)        96,440     (1,264,239)    (2,349,776)     9,275,078
2,313,363     1,626,485      4,087,370      1,850,657


 14,525,330     14,428,890     15,693,129     22,315,649     13,040,571
10,727,208     6,822,949      2,735,579        884,922
-----------   ------------    -----------   ------------    -----------
------------   -----------    -----------    -----------
 10,506,601   $ 14,525,330    $14,428,890   $ 19,965,873    $22,315,649   $
13,040,571   $ 8,449,434    $ 6,822,949    $ 2,735,579
===========   ============    ===========   ============    ===========
============   ===========    ===========    ===========


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 143 THROUGH A50

                             FINANCIAL STATEMENTS OF
             THE SURVIVORSHIP VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
                      PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT



STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2000, 1999 and 1998


      SUBACCOUNTS

--------------------------------------------------
                                                                         T.Rowe
Price                   AIM

International Stock             V.I. Value

Portfolio *                   Fund *

-----------------------    -----------------------
                                                                       2000
   1999         2000          1999
                                                                   -----------
 --------    -----------    --------
OPERATIONS
           Net investment income (loss) .........................  $     6,481
       35    $      (359)         81
           Capital gains distributions received .................       39,170
      214         50,111         738
           Realized gain (loss) on shares redeemed ..............      (28,712)
        0         (8,293)        (17)
           Net change in unrealized gain (loss) on investments...      (69,108)
    3,329       (127,845)      4,894
                                                                   -----------
 --------    -----------    --------

NET  INCREASE (DECREASE) IN NET ASSETS
           RESULTING FROM OPERATIONS ............................      (52,169)
    3,578        (86,386)      5,696
                                                                   -----------
 --------    -----------    --------

PREMIUM PAYMENTS AND
           OTHER OPERATING TRANSFERS
           Contract Owner Net Payments ..........................       42,318
       43        156,453       3,832
           Policy Loans .........................................            0
        0         (8,275)          0
           Policy Loan Repayments and Interest ..................            0
        0             11           0
           Surrenders, Withdrawals and Death Benefits ...........      (79,363)
        0        (39,178)          0
           Net Transfers From (To) Other Subaccounts
              or Fixed Rate Option ..............................    1,510,628
   15,220      1,096,265      84,865
           Withdrawal and Other Charges .........................      (11,651)
      (27)       (11,502)        (56)
                                                                   -----------
 --------    -----------    --------

NET INCREASE (DECREASE) IN NET ASSETS
           RESULTING FROM PREMIUM PAYMENTS
           AND OTHER OPERATING TRANSFERS ........................    1,461,932
   15,236      1,193,774      88,641
                                                                   -----------
 --------    -----------    --------

NET INCREASE (DECREASE) IN NET ASSETS
           RETAINED IN THE ACCOUNT [Note 7] .....................            0
        0              0           0
                                                                   -----------
 --------    -----------    --------

TOTAL INCREASE (DECREASE) IN NET ASSETS .........................    1,409,763
   18,814      1,107,388      94,337

NET ASSETS:
           Beginning of period ..................................       18,814
        0         94,337           0
                                                                   -----------
 --------    -----------    --------
           End of period ........................................  $ 1,428,577
 $ 18,814    $ 1,201,725    $ 94,337
                                                                   ===========
 ========    ===========    ========


SUBACCOUNTS

-----------------------
                                                                         T.Rowe
Price

International Stock

Portfolio *

-----------------------
                                                                       2000
   1999
                                                                   -----------
 --------
OPERATIONS
           Net investment income (loss) .........................  $    16,745
      (10)
           Capital gains distributions received .................       44,267
        0
           Realized gain (loss) on shares redeemed ..............      (88,235)
      (28)
           Net change in unrealized gain (loss) on investments...     (258,009)
    3,357
                                                                   -----------
 --------

NET  INCREASE (DECREASE) IN NET ASSETS
           RESULTING FROM OPERATIONS ............................     (285,232)
    3,319
                                                                   -----------
 --------

PREMIUM PAYMENTS AND
           OTHER OPERATING TRANSFERS
           Contract Owner Net Payments ..........................      208,451
    9,107
           Policy Loans .........................................      (80,746)
        0
           Policy Loan Repayments and Interest ..................          101
        0
           Surrenders, Withdrawals and Death Benefits ...........     (162,898)
        0
           Net Transfers From (To) Other Subaccounts
              or Fixed Rate Option ..............................    2,301,161
   10,000
           Withdrawal and Other Charges .........................      (18,306)
      (26)
                                                                   -----------
 --------

NET INCREASE (DECREASE) IN NET ASSETS
           RESULTING FROM PREMIUM PAYMENTS
           AND OTHER OPERATING TRANSFERS ........................    2,247,763
   19,081
                                                                   -----------
 --------

NET INCREASE (DECREASE) IN NET ASSETS
           RETAINED IN THE ACCOUNT [Note 7] .....................            0
        0
                                                                   -----------
 --------

TOTAL INCREASE (DECREASE) IN NET ASSETS .........................    1,962,531
   22,400

NET ASSETS:
           Beginning of period ..................................       22,400
        0
                                                                   -----------
 --------
           End of period ........................................  $ 1,984,931
 $ 22,400
                                                                   ===========
 ========


     *     Became available on June 7, 1999 (Note 1)
     **    Became available on November 10, 1999 (Note 1)
     ***   Became available on May 1, 2000 (Note 1)


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A43 THROUGH A50

--------------------------------------------------------------------------------
           MFS                             American                 Franklin
     Emerging Growth                   Century VP Value            Small Cap
         Series *                          Fund **                  Fund ***
-------------------------              ----------------           -----------
    2000           1999                      2000                     2000
-----------     ---------              ----------------           -----------


$    (2,330)           (2)               $    (391)               $    (1,288)
     33,878             0                       65                          0
    (37,087)          (29)                     139                    (31,514)
   (216,856)          800                   33,461                   (283,918)
-----------     ---------                ---------                -----------


   (222,395)          769                   33,274                   (316,720)
-----------     ---------                ---------                -----------



     87,101         3,779                   23,465                  2,052,323
          0             0                        0                          0
          0             0                        0                          0
    (37,868)            0                     (523)                         0

  1,638,385             0                  589,020                    463,935
    (21,293)           (3)                  (2,975)                    (8,964)
-----------     ---------                ---------                -----------



  1,666,325         3,776                  608,987                  2,507,294
-----------     ---------                ---------                -----------


          0             0                        0                          0
-----------     ---------                ---------                -----------

  1,443,930         4,545                  642,261                  2,190,574


      4,545             0                        0                          0
-----------     ---------                ---------                -----------
$ 1,448,475       $ 4,545                $ 642,261                $ 2,190,574
===========     =========                =========                ===========




           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A43 THROUGH A50

                        NOTES TO FINANCIAL STATEMENTS OF
             THE SURVIVORSHIP VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
                      PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT
                                December 31, 2000


Note 1:   General

          Pruco Life Variable Universal Account (the "Account") was established on April 17, 1989 under Arizona law as a separate investment account of Pruco Life Insurance Company ("Pruco Life") which is a wholly-owned subsidiary of The Prudential Insurance Company of America
          ("Prudential"). The assets of the Account are segregated from Pruco Life's other assets. Proceeds from sales of the Pruselect I, Pruselect II, effective November 10, 1999 Pruselect III, effective May 1, 2000 Survivorship Variable Universal Life ("SVUL") and effective February 12, 2001 Pruco Life PruLife Custom Premier ("VUL") contracts are invested in the Account as directed by the contract owners.

          The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. There are fourty two subaccounts within the Account, sixteen of which are available to Survivorship Variable Universal Life contract owners. Each subaccount invests in its corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund") or its corresponding non-Prudential administered fund as shown in Note 3. The Series Fund is a diversified open-end management investment company, and is managed by Prudential.

          Beginning June 7, 1999, the following five additional non-Prudential administered subaccounts became available to contract owners for Pruselect I and Pruselect II, beginning on November 10, 1999 as discussed above, they became available for Pruselect III contract owners and beginning on May 1, 2000 they became available for Survivorship Variable Universal Life contract owners: AIM V.I. Value Fund; American Century VP Value Fund; Janus Aspen Growth Portfolio; MFS Emerging Growth Series; T. Rowe Price International Stock Portfolio; and the Franklin Small Cap Fund.

Note 2:   Significant Accounting Policies

          The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

          Investments - The investments in shares of the Series Fund or the non-Prudential administered funds are stated at the net asset value of the respective portfolio.

          Security Transactions - Realized gains and losses on security transactions are reported on an average cost basis. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

          Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Series Fund or the non-Prudential administered funds and are recorded on the ex-dividend date.

Note 3:   Investment Information for The Pruco Life Variable Universal Account

          The net asset value per share for each portfolio of the Series Fund, or the non-Prudential administered variable funds, the number of shares (rounded) of each portfolio held by the Account and the aggregate cost of investments in such shares at December 31, 2000 were as follows:

                                                Prudential    Prudential
           Prudential     Prudential
                                                  Money       Diversified
Prudential       Flexible     Conservative
                                                  Market         Bond
Equity          Managed       Balanced
                                                Portfolio      Portfolio
Portfolio       Portfolio      Portfolio
                                              ------------    -----------
-----------     ----------    -----------
          Number of shares (rounded):            4,698,599      4,868,927
1,971,496        532,257       3,343,458
          Net asset value per share:                $10.00         $11.28
$24.50         $16.53          $14.63
          Cost:                                $46,985,994    $53,879,393
$52,426,500     $9,343,395     $50,912,622



                                                Prudential    Prudential
                                                High Yield       Stock
Prudential      Prudential     Prudential
                                                   Bond          Index
Value          Global        Jennison
                                                Portfolio      Portfolio
Portfolio      Portfolio       Portfolio
                                              ------------    -----------
-----------    -----------    -----------

          Number of shares (rounded):              436,699      5,305,803
513,519        845,653         367,847
          Net asset value per share:                 $6.14         $38.66
$20.46         $23.61          $22.97
          Cost:                                 $3,274,229   $161,203,107
$10,170,022    $17,782,849      $9,634,506



                                              T. Rowe Price
Janus         MFS          American
                                              International     AIM V.I.
Aspen       Emerging       Century
                                                  Stock          Value
Growth        Growth        VP Value
                                                Portfolio        Fund
Portfolio      Series          Fund
                                              ------------    -----------
-----------    -----------    -----------

          Number of shares (rounded):               94,796         44,019
74,960         50,207          96,291
          Net asset value per share:                $15.07         $27.30
$26.48         $28.85           $6.67
          Cost:                                 $1,494,356     $1,324,677
$2,239,583     $1,664,531        $608,800



                                                  Franklin
                                                 Small Cap
                                                 Portfolio
                                              ------------

          Number of shares (rounded):              103,622
          Net asset value per share:                $21.14
          Cost:                                 $2,474,492

Note 4:   Contract Owner Unit Information

          Outstanding contract owner units (rounded), unit values and total value of contract owner equity at December 31, 2000 were as follows:


                  SUBACCOUNTS

-----------------------------------------------------

Prudential     Prudential                   Prudential

Money       Diversified    Prudential     Flexible

Market         Bond          Equity        Managed

Portfolio     Portfolio     Portfolio      Portfolio

-----------   -----------   ------------   ----------
          Contract Owner Units Outstanding (Pruselect I - rounded) ........
 283,180     4,120,370        576,346       67,873
          Unit Value (Pruselect I) ........................................   $
 1.69086   $   2.22096   $    3.98773   $  2.86872

-----------   -----------   ------------   ----------
          Contract Owner Equity (Pruselect I) .............................   $
 478,818   $ 9,151,177   $  2,298,312   $  194,709

-----------   -----------   ------------   ----------

          Contract Owner Units Outstanding (Pruselect II - rounded) .......
20,705,776    19,228,309     11,035,282    2,802,962
          Unit Value (Pruselect II) .......................................   $
 1.69086   $   2.22096        3.98773      2.86872

-----------   -----------   ------------   ----------
          Contract Owner Equity (Pruselect II) ............................
$35,010,568   $42,705,305   $ 44,005,725   $8,040,913

-----------   -----------   ------------   ----------

          Contract Owner Units Outstanding (Pruselect III - rounded) ......
7,353,933     2,732,335      1,682,707       58,830
          Unit Value (Pruselect III) ......................................   $
 1.06851   $   1.08844        1.08522      1.01972

-----------   -----------   ------------   ----------
          Contract Owner Equity (Pruselect III) ...........................   $
7,857,751   $ 2,973,983   $  1,826,107   $   59,990

-----------   -----------   ------------   ----------

          Contract Owner Units Outstanding (SVUL - rounded) ...............
3,514,480        83,231        161,482      506,725
          Unit Value (SVUL) ...............................................   $
 1.03539   $   1.09365        1.06210      0.99186

-----------   -----------   ------------   ----------
          Contract Owner Equity (SVUL) ....................................   $
3,638,857   $    91,026   $    171,510   $  502,600

-----------   -----------   ------------   ----------
          Total Contract Owner Equity .....................................
$46,985,994   $54,921,491   $ 48,301,654   $8,798,212

===========   ===========   ============   ==========


                  SUBACCOUNTS

------------------------------------------------------

Prudential    Prudential    Prudential     Prudential

Conservative   High Yield       Stock         Equity

Balanced        Bond          Index         Income

Portfolio     Portfolio      Portfolio     Portfolio

-----------   -----------   ------------   -----------
          Contract Owner Units Outstanding (Pruselect I - rounded) ........
5,026,248        28,203      6,954,931      221,534
          Unit Value (Pruselect I) ........................................   $
 2.54879   $   2.06759   $    4.40435      3.98603

-----------   -----------   ------------   ----------
          Contract Owner Equity (Pruselect I) .............................
$12,810,851   $    58,312   $ 30,631,950   $  883,041

-----------   -----------   ------------   ----------

          Contract Owner Units Outstanding (Pruselect II - rounded) .......
13,551,507     1,095,294     36,701,102    1,097,720
          Unit Value (Pruselect II) .......................................   $
 2.54879   $   2.06759   $    4.40435   $  3.98603

-----------   -----------   ------------   ----------
          Contract Owner Equity (Pruselect II) ............................
$34,539,946   $ 2,264,619   $161,644,499   $4,375,545

-----------   -----------   ------------   ----------

          Contract Owner Units Outstanding (Pruselect III - rounded) ......
1,314,250       289,624     11,869,134    4,160,440
          Unit Value (Pruselect III) ......................................   $
 1.02014   $   0.93826   $    0.97781   $  1.24018

-----------   -----------   ------------   ----------
          Contract Owner Equity (Pruselect III) ...........................   $
1,340,719   $   271,743   $ 11,605,758   $5,159,694

-----------   -----------   ------------   ----------

          Contract Owner Units Outstanding (SVUL - rounded) ...............
 223,915        93,100      1,341,802       74,176
          Unit Value (SVUL) ...............................................   $
 0.99713   $   0.93083   $    0.92422   $  1.19069

-----------   -----------   ------------   ----------
          Contract Owner Equity (SVUL) ....................................   $
 223,272   $    86,660   $  1,240,120   $   88,321

-----------   -----------   ------------   ----------
          Total Contract Owner Equity .....................................
$48,914,788   $ 2,681,334   $205,122,327   $0,506,601

===========   ===========   ============   ==========


 SUBACCOUNTS (Continued)

---------------------------------------------------

                T. Rowe Price

Prudential    Prudential  International   AIM V.I.
                                                                         Global
     Jennison       Stock        Value

Portfolio     Portfolio    Portfolio       Fund

-----------   ----------  ------------  -----------
          Contract Owner Units Outstanding (Pruselect I - rounded) .
0            0            0             0
          Unit Value (Pruselect I) .................................   $
2.11852   $  2.95321   $  1.06611   $   0.99862

-----------   ----------   ----------   -----------
          Contract Owner Equity (Pruselect I) ......................   $
0   $        0   $        0   $         0

-----------   ----------   ----------   -----------

          Contract Owner Units Outstanding (Pruselect II - rounded)
7,913,854    2,059,170      555,839       585,900
          Unit Value (Pruselect II) ................................   $
2.11852   $  2.95321   $  1.06611   $   0.99862

-----------   ----------   ----------   -----------
          Contract Owner Equity (Pruselect II) .....................
$16,765,658    6,081,161   $  592,586   $   585,091

-----------   ----------   ----------   -----------

          Contract Owner Units Outstanding (Pruselect III - rounded)
2,957,110    1,587,881      603,043       236,772
          Unit Value (Pruselect III) ...............................   $
0.99200   $  0.95689   $  0.96637   $   0.93973

-----------   ----------   ----------   -----------
          Contract Owner Equity (Pruselect III) ....................   $
2,933,453   $1,519,427   $  582,763   $   222,502

-----------   ----------   ----------   -----------

          Contract Owner Units Outstanding (SVUL - rounded) ........
320,458    1,061,814      290,983       472,105
          Unit Value (SVUL) ........................................   $
0.83244   $  0.79943   $  0.87025   $   0.83484

-----------   ----------   ----------   -----------
          Contract Owner Equity (SVUL) .............................   $
266,762   $  848,846   $  253,228   $   394,132

-----------   ----------   ----------   -----------
          Total Contract Owner Equity ..............................
$19,965,873   $8,449,434   $1,428,577   $ 1,201,725

===========   ==========   ==========   ===========



 SUBACCOUNTS (Continued)

---------------------------------------------------
                                                                          Janus
       MFS        American      Franklin
                                                                          Aspen
     Emerging      Century      Templeton
                                                                         Growth
      Growth      VP Stock      Small Cap

Portfolio     Portfolio    Portfolio     Portfolio

-----------   ----------  ------------  -----------
          Contract Owner Units Outstanding (Pruselect I - rounded) .
0            0            0           N/A
          Unit Value (Pruselect I) .................................   $
1.09279   $  1.31486   $  1.03635   $       N/A

-----------   ----------   ----------   -----------
          Contract Owner Equity (Pruselect I) ......................   $
0   $        0   $        0   $       N/A

-----------   ----------   ----------   -----------

          Contract Owner Units Outstanding (Pruselect II - rounded)
49,994       33,193        2,284           N/A
          Unit Value (Pruselect II) ................................   $
1.09279   $  1.31486   $  1.03635   $       N/A

-----------   ----------   ----------   -----------
          Contract Owner Equity (Pruselect II) .....................   $
54,633   $   43,644   $    2,367   $       N/A

-----------   ----------   ----------   -----------

          Contract Owner Units Outstanding (Pruselect III - rounded)
1,362,575      740,730       77,443     2,136,526
          Unit Value (Pruselect III) ...............................   $
0.96847   $  1.11880   $  1.14399   $   0.83098

-----------   ----------   ----------   -----------
          Contract Owner Equity (Pruselect III) ....................   $
1,319,613   $  828,729   $   88,594   $ 1,775,410
                                                                  -----------
----------   ----------   -----------

          Contract Owner Units Outstanding (SVUL - rounded) ........
729,342      696,019      458,916       487,528
          Unit Value (SVUL) ........................................   $
0.83731   $  0.82771   $  1.20131   $   0.85157
                                                                  -----------
----------   ----------   -----------
          Contract Owner Equity (SVUL) .............................   $
610,685   $  576,102   $  551,300   $   415,164
                                                                  -----------
----------   ----------   -----------
          Total Contract Owner Equity ..............................   $
1,984,931   $1,448,475   $  642,261   $ 2,190,574
                                                                  ===========
==========   ==========   ===========

Note 5:   Charges and Expenses

          A. Mortality Risk and Expense Risk Charges

          The mortality risk and expense risk charges, at an effective annual rate of up to 0.90% for Pruselect I, Pruselect II and SVUL contracts, 0.50% for Pruselect III contracts, and 0.45% for VUL contracts are applied daily against the net assets representing equity of contract owners held in each subaccount. Mortality risk is that contract owners may not live as long as estimated and expense risk is that the cost of issuing and administering the policies may exceed related charges by Pruco Life. Pruco Life intends to charge only 0.60% on Pruselect I and Pruselect II contracts, but reserves the right to make the full 0.90% charge. Pruco Life intends to charge only 0.20% on Pruselect III contracts but reserves the right to make the full 0.50% charge. For VUL contracts Pruco Life intends to charge only 0.25% but reserves the right to charge 0.45%.

          B. Partial Withdrawal Charge

          A charge is imposed by Pruco Life on partial withdrawals of the cash surrender value. A charge equal to the lesser of $15 or 2% and $25 or 2% will be made in connection with each partial withdrawal of the cash surrender value of a Pruselect I or Pruselect II and Pruselect III, SVUL or VUL contracts respectively.

          C. Expense Reimbursement

          The Account is reimbursed by Pruco Life for Pruselect I and Pruselect II contracts, on a non-guaranteed basis, for expenses incurred by the Series Fund in excess of the effective rate of 0.40% for all Zero Coupon Bond Portfolios, 0.45% for the Stock Index Portfolio, 0.50% for the Value Portfolio, 0.55% for the Natural Resources Portfolio, and 0.65% for the High Yield Bond Portfolio of the average daily net assets of these portfolios.

          D. Cost of Insurance and Other Related Charges

          Contract owners contributions are subject to certain deductions prior to being invested in the Account. The deductions are for (1)
          transaction costs which are deducted from each premium payment to cover premium collection and processing costs; (2) state premium taxes; (3) sales charges which are deducted in order to compensate Pruco Life for the cost of selling the contract. Contracts are also subject to monthly charges for the costs of administering the contract.

Note 6:   Taxes

          Pruco Life is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements.

Note 7:   Net Increase (Decrease) in Net Assets Retained in the Account

          The increase (decrease) in net assets retained in the account represents the net contributions (withdrawals) of Pruco Life to (from) the Account. Effective October 13, 1998, Pruco Life no longer maintains a position in the Account. Previously, Pruco Life maintained a position in the Account for liquidity purposes including unit purchases and redemptions, fund share transactions and expense processing.

Note 8:   Unit Activity

          Transactions in units (including transfers among subaccounts) for the period ended December 31, 2000 1999 and 1998 were as follows:


 SUBACCOUNTS

--------------------------------------------------------------------------------
----------
                                                           Prudential
                        Prudential
                                                          Money Market
                      Diversified Bond
                                                           Portfolio
                        Portfolio

----------------------------------------------
-----------------------------------------
                                              2000            1999
1998            2000          1999           1998

----------------------------------------------
-----------------------------------------
          Contract Owner Contributions:    64,085,060      13,870,279
11,769,929      8,172,817      5,773,771     5,686,444
          Contract Owner Redemptions:     (46,189,540)     (8,349,759)
(9,721,732)    (4,232,367)    (3,482,099)   (4,658,242)



SUBACCOUNTS (Continued)

--------------------------------------------------------------------------------
----------
                                                            Prudential
                        Prudential
                                                              Equity
                     Flexible Managed
                                                            Portfolio
                        Portfolio

----------------------------------------------
-----------------------------------------
                                              2000            1999
1998            2000          1999           1998

----------------------------------------------
-----------------------------------------
          Contract Owner Contributions:     8,421,103       3,528,860
2,885,417        874,616      1,991,070     8,590,002
          Contract Owner Redemptions:      (6,532,966)     (5,248,863)
(6,422,617)      (650,643)   (10,795,219)  (11,597,522)


SUBACCOUNTS (Continued)

--------------------------------------------------------------------------------
----------
                                                         Prudential
                         Prudential
                                                    Conservative Balanced
                      High Yield Bond
                                                         Portfolio
                         Portfolio

----------------------------------------------
-----------------------------------------
                                              2000            1999
1998            2000          1999           1998

----------------------------------------------
-----------------------------------------
          Contract Owner Contributions:     5,851,301       3,818,833
12,272,439        876,102        232,862       621,628
          Contract Owner Redemptions:      (5,759,276)     (3,154,189)
(14,641,165)      (544,754)      (494,213)     (117,717)


SUBACCOUNTS (Continued)

--------------------------------------------------------------------------------
----------
                                                          Prudential
                         Prudential
                                                         Stock Index
                            Value
                                                          Portfolio
                          Portfolio

----------------------------------------------
-----------------------------------------
                                              2000            1999
1998            2000          1999           1998

----------------------------------------------
-----------------------------------------
          Contract Owner Contributions:    21,332,741      10,380,525
12,075,930      9,681,462      3,603,113     3,556,140
          Contract Owner Redemptions:      (7,355,825)     (8,588,993)
(5,649,830)    (8,313,964)    (4,068,251)   (3,811,832)


SUBACCOUNTS (Continued)

--------------------------------------------------------------------------------
----------
                                                           Prudential
                         Prudential
                                                            Global
                          Jennison
                                                           Portfolio
                         Portfolio

----------------------------------------------
-----------------------------------------
                                              2000            1999
1998            2000          1999           1998

----------------------------------------------
-----------------------------------------
          Contract Owner Contributions:     4,333,195       2,831,806
2,263,591      5,213,110      1,880,279     1,126,502
          Contract Owner Redemptions:      (1,762,380)     (1,636,224)
(2,393,156)    (2,401,833)    (1,058,268)     (524,101)


SUBACCOUNTS (Continued)

--------------------------------------------------------------------------------
----------
                                                   T. Rowe Price
                                                   International
                  AIM V.I.
                                                       Stock
                    Value
                                                    Portfolio *
                   Fund *
                                          ---------------------------------
      ------------------------------
                                               2000             1999
            1998            2000
                                          ---------------------------------
      ------------------------------
          Contract Owner Contributions:     1,890,017          29,489
       1,415,785         88,424
          Contract Owner Redemptions:        (454,566)        (15,075)
        (201,157)        (8,275)




                                                                     SUBACCOUNTS
(Continued)

---------------------------------------------------------------------------
                                                      Janus
                  MFS
                                                      Aspen
                Emerging
                                                     Growth
                 Growth
                                                   Portfolio *
                 Series *
                                          ---------------------------------
      ------------------------------
                                               2000             1999
            1998            2000
                                          ---------------------------------
      ------------------------------
          Contract Owner Contributions:     3,594,277           28,034
         2,099,061          2,762
          Contract Owner Redemptions:      (1,469,767)         (10,635)
          (631,881)             0


                                                                     SUBACCOUNTS
(Continued)

---------------------------------------------------------------------------
                                                      American
               Franklin
                                                  Century VP Value
                Small Cap
                                                      Fund **
                Fund **
                                          ---------------------------------
      ------------------------------
                                                        2000
                  2000
                                          ---------------------------------
      ------------------------------
          Contract Owner Contributions:               555,211
               2,927,579
          Contract Owner Redemptions:                 (16,568)
                (303,525)


*    Became available on June 7, 1999 (Note 1)
**   Became available on November 10, 1999 (Note 1)
***  Became available on May 1, 2000 (Note 1)

Note 9:   Purchases and Sales of Investments

          The   aggregate   costs  of  purchases  and  proceeds  from  sales  of
          investments in the Series Fund and the non-Prudential administered funds for the period ended December 31, 2000 were as follows:

                                    Prudential           Prudential
Prudential              Prudential
                                      Money              Diversified
Equity                 Flexible
                                      Market                Bond
Bond                   Managed
                                    Portfolio             Portfolio
Portfolio               Portfolio
                                ----------------     ----------------
--------------------     ---------------
          Purchases ........    $    58,178,465      $    11,347,102      $
  22,743,179      $    1,222,030
          Sales: ...........    $   (33,483,959)     $    (6,136,468)     $
 (21,263,130)     $   (1,669,906)


                                    Prudential          Prudential
Prudential
                                   Conservative         High Yield
Stock                Prudential
                                     Balanced              Bond
Index                   Value
                                    Portfolio            Portfolio
Portfolio               Portfolio
                                ----------------     ----------------
--------------------     ---------------
          Purchases ........    $     6,819,869      $     1,300,266      $
  35,533,057      $   16,655,140
          Sales: ...........    $    (9,260,517)     $    (1,038,329)     $
 (19,932,098)     $  (21,492,583)


                                                                            T.
Rowe Price
                                    Prudential          Prudential
International            AIM V.I.
                                      Global             Jennison
Stock                 Value
                                    Portfolio            Portfolio
Portfolio *             Fund *
                                ----------------     ----------------
--------------------     ---------------
          Purchases ........    $     6,236,387      $     6,789,912 $    $
   1,868,493      $    1,333,395
          Sales: ...........    $    (4,337,466)     $    (3,740,786)$    $
    (408,241)     $     (141,419)


                                     Janus                 MFS
American
                                     Aspen              Emerging
 Century              Franklin
                                     Growth              Growth
VP Value              Small Cap
                                   Portfolio *           Series *
  Fund **             Fund ***
                                ----------------     ----------------
--------------------     ---------------
          Purchases ........    $     3,615,658      $     2,212,463      $
     615,906      $    2,714,806
          Sales: ...........    $    (1,370,549)     $      (548,468)     $
      (7,335)     $     (208,799)

*     Became available on June 7, 1999 (Note 1)
**    Became available on November 10, 1999 (Note 1)
***   Became available on May 1, 2000 (Note 1)

                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Contract Owners of the
Survivorship Variable Universal Life Subaccounts of
Pruco Life Variable Universal Account
and the Board of Directors of
Pruco Life Insurance Company


          In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the subaccounts (Prudential Money Market Portfolio, Prudential Diversified Bond Portfolio, Prudential Equity Portfolio, Prudential Flexible Managed Portfolio, Prudential Conservative Balanced Portfolio, Prudential High Yield Bond Portfolio, Prudential Stock Index Portfolio, Prudential Value Portfolio, Prudential Global Portfolio, Prudential Jennison Portfolio, T. Rowe International Stock Portfolio, AIM V.I. Value Fund, Janus Aspen Growth Portfolio, MFS Emerging Growth Series, American Century VP Value, and Franklin Templeton Small Cap Portfolio) of the Survivorship Variable Universal Life Subaccounts of Pruco Life Variable Universal Account at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Pruco Life Insurance Company; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 2000, with the transfer agents of the investee mutual funds, provide a resonable basis for our opinion.





PricewaterhouseCoopers LLP
New York, New York
March 30, 2001

Pruco Life Insurance Company and Subsidiaries

Consolidated Statements of Financial Position
As of March 31, 2001 and December 31, 2000 (In Thousands)
--------------------------------------------------------------------------------


                 (Unaudited)

                   March 31,    December 31,

                      2001          2000

                  -----------   ------------
ASSETS
Fixed maturities
          Available for sale, at fair value (amortized cost, 2001: $3,854,661;
2000: $3,552,244)   $ 3,907,070   $  3,561,521
          Held to maturity, at amortized cost (fair value, 2000: $320,634)
                           --        324,546
     Equity securities - available for sale, at fair value (cost, 2001: $241 ;
2000: $13,446)              362         10,804
     Investment in affiliate
                       51,071             --
     Mortgage loans on real estate
                        9,071          9,327
     Policy loans
                      846,549        855,374
     Short-term investments
                       22,387        202,815
     Other long-term investments
                       91,780         83,738

                  -----------   ------------
                    Total investments
                    4,928,290      5,048,125
     Cash and cash equivalents
                      524,354        453,071
     Deferred policy acquisition costs
                    1,064,979      1,132,653
     Deferred ceding commissions
                       72,705             --
     Accrued investment income
                       79,006         82,297
     Reinsurance recoverable
                      186,772         31,568
     Receivables from affiliates
                       46,274         51,586
     Other assets
                       34,139         29,445
     Separate Account assets
                   14,861,519     16,230,264

                  -----------   ------------
     TOTAL ASSETS
                  $21,798,038   $ 23,059,009

                  ===========   ============

     LIABILITIES AND STOCKHOLDER'S EQUITY

     Liabilities

     Policyholders' account balances
                  $ 3,736,621   $  3,646,668
     Future policy benefits and other policyholder liabilities
                      717,073        702,862
     Cash collateral for loaned securities
                      225,014        185,849
     Securities sold under agreement to repurchase
                       25,172        104,098
     Income taxes payable
                      246,581        235,795
     Other liabilities
                      104,907        120,891
     Separate Account liabilities
                   14,861,519     16,230,264

                  -----------   ------------
     Total liabilities
                   19,916,887     21,226,427

                  -----------   ------------
     Contingencies (See Footnote 2)
     Stockholder's Equity
     Common stock, $10 par value;
             1,000,000 shares, authorized;
             250,000 shares, issued and outstanding
                        2,500          2,500
     Paid-in-capital
                      466,748        466,748
     Retained earnings
                    1,390,563      1,361,924

     Accumulated other comprehensive income
           Net unrealized investment gains
                       21,340          4,730
           Foreign currency translation adjustments
                           --         (3,320)

                  -----------   ------------
     Accumulated other comprehensive income
                       21,340          1,410

                  -----------   ------------
     Total stockholder's equity
                    1,881,151      1,832,582

                  -----------   ------------
     TOTAL LIABILITIES AND

          STOCKHOLDER'S EQUITY
                  $21,798,038   $ 23,059,009

                  ===========   ============


                 See Notes to Consolidated Financial Statements

Pruco Life Insurance Company and Subsidiaries

Consolidated Statements of Operations and Comprehensive Income (Unaudited)
Three Months Ended March 31, 2001 and 2000 (In Thousands)
--------------------------------------------------------------------------------

                                                            Three months ended
                                                                 March 31,

                                                             2001        2000
                                                           --------   ---------

REVENUES

     Premiums                                              $ 23,418   $  27,251
     Policy charges and fee income                          119,104     114,881
     Net investment income                                   90,310      84,474
     Realized investment gains(losses), net                  10,877     (10,311)
     Asset management fees                                    2,153      16,521
     Other income                                               670         203
                                                           --------   ---------

     Total revenues                                         246,532     233,019
                                                           --------   ---------

     BENEFITS AND EXPENSES

     Policyholders' benefits                                 56,905      62,332
     Interest credited to policyholders' account balances    48,808      38,163
     General, administrative and other expenses             103,539     111,859
                                                           --------   ---------

     Total benefits and expenses                            209,252     212,354
                                                           --------   ---------

     Income from operations before income taxes              37,280      20,665
                                                           --------   ---------

     Income tax provision                                     8,641       7,232
                                                           --------   ---------

     NET INCOME                                              28,639      13,433
                                                           --------   ---------

     Other comprehensive income, net of tax:

          Unrealized gains on securities, net of
            Reclassification adjustment                      16,610       6,489

          Foreign currency translation adjustments            3,320          34
                                                           --------   ---------

     Other comprehensive income                              19,930       6,523
                                                           --------   ---------

     TOTAL COMPREHENSIVE INCOME                            $ 48,569   $  19,956
                                                           ========   =========



                 See Notes to Consolidated Financial Statements

Pruco Life Insurance Company and Subsidiaries

Consolidated Statements of Changes in Stockholder's Equity (Unaudited)
Periods Ended March 31, 2001 and December 31, 2000 and 1999 (In Thousands)
--------------------------------------------------------------------------------


                  Accumulated

                     other           Total
                                                                      Paid-in-
    Retained     comprehensive    stockholder's
                                                       Common Stock   capital
    earnings     income (loss)       equity
                                                       -----------    --------
   ----------    ------------     -----------
     Balance,  January 1, 1999                            $2,500      $439,582
   $1,202,833      $  8,317       $ 1,653,232

        Net income                                            --            --
       55,595            --            55,595

         Change in foreign currency
              translation adjustments,                        --            --
           --          (742)             (742)
              net of taxes

         Change in net unrealized
             investment losses, net of                        --            --
           --         (38,266)        (38,266)
             reclassification adjustment
             and taxes
                                                          ------      --------
   ----------      --------       -----------

     Balance,  December 31, 1999                          $2,500      $439,582
   $1,258,428      $(30,691)      $ 1,669,819
         Net income                                           --            --
      103,496            --           103,496

         Contribution  from Parent                            --        27,166
           --            --            27,166
         Change in foreign currency
             translation adjustments,                         --            --
           --          (993)             (993)
             net of taxes

         Change in net unrealized
             investment losses, net of                        --            --
           --        33,094            33,094
             reclassification adjustment
             and taxes
                                                          ------      --------
   ----------      --------       -----------

     Balance,  December 31, 2000                          $2,500      $466,748
   $1,361,924      $  1,410       $ 1,832,582

         Net income                                           --            --
       28,639            --            28,639


         Change in foreign currency
             translation adjustments,
             net of taxes                                     --            --
           --         3,320             3,320

         Change in net unrealized
             investment gains, net of                         --            --
           --        16,610            16,610
             reclassification adjustment
             and taxes
                                                          ------      --------
   ----------      --------       -----------

     Balance,  March 31, 2001                             $2,500      $466,748
   $1,390,563      $ 21,340       $ 1,881,151
                                                          ======      ========
   ==========      ========       ===========


                 See Notes to Consolidated Financial Statements

Pruco Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows (Unaudited)
Three Months Ended March 31, 2001 and 2000 (In Thousands)
--------------------------------------------------------------------------------


     2001               2000

 -----------         ---------
     CASH FLOWS FROM OPERATING ACTIVITIES:

     Net income
 $    28,639         $  13,433
     Adjustments to reconcile net income to net cash (used in)
          provided by operating activities:
          Policy charges and fee income
     (19,687)          (16,900)
          Interest credited to policyholders' account balances
      48,808            38,163
          Realized investment (gains) losses, net
     (10,877)           10,311
          Amortization and other non-cash items
     (28,103)            1,291
          Change in:
              Future policy benefits and other policyholders' liabilities
      14,211            23,746
              Accrued investment income
       3,291            (5,189)
              Receivables from affiliates
       5,312            51,262
              Policy loans
     (13,129)          (18,424)
              Deferred policy acquisition costs and ceding commissions
      (5,031)          (25,413)
              Income taxes payable
      23,487            30,216
              Other, net
     (23,270)          (16,945)

 -----------         ---------
     Cash Flows From Operating Activities
      23,651            85,551

 -----------         ---------
     CASH FLOWS FROM INVESTING ACTIVITIES:
          Proceeds from the sale/maturity of:
              Fixed maturities:
                    Available for sale
   1,132,680           651,540
                    Held to maturity
          --            12,189
              Equity securities
         204               251
              Mortgage loans on real estate
         256               281
          Payments for the purchase of:
              Fixed maturities:
                    Available for sale
  (1,209,152)         (745,783)
              Equity securities
        (106)           (2,772)
          Cash collateral for loaned securities, net
      39,165            25,184
          Securities sold under agreement to repurchase, net
     (78,926)           43,896
          Other long-term investments
      (5,540)           (8,710)
          Short-term investments, net
     180,428            (3,050)

 -----------         ---------
     Cash Flows From(Used In) Investing Activities
      59,009           (26,974)

 -----------         ---------
     CASH FLOWS FROM FINANCING ACTIVITIES:
          Policyholders' account balances:
               Deposits
     370,993           649,345
               Withdrawals
    (307,878)         (594,205)
          Cash provided to affiliate
     (74,492)               --

 -----------         ---------
     Cash Flows (Used in)From Financing Activities
     (11,377)           55,140

 -----------         ---------
          Net increase in Cash and cash equivalents
      71,283           113,717
          Cash and cash equivalents, beginning of year
     453,071           198,994

 -----------         ---------
     CASH AND CASH EQUIVALENTS,  END OF PERIOD
 $   524,354         $ 312,711

 ===========         =========


                 See Notes to Consolidated Financial Statements

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (Unaudited)
--------------------------------------------------------------------------------


1.   BASIS OF PRESENTATION

The accompanying interim consolidated financial statements have been prepared pursuant to the rules and regulations for reporting on Form 10-Q on the basis of accounting principles generally accepted in the United States. These interim financial statements are unaudited but reflect all adjustments which, in the opinion of management, are necessary to provide a fair presentation of the consolidated results of operations and financial condition of the Pruco Life Insurance Company ("the Company"), a wholly owned subsidiary of The Prudential Insurance Company of America ("Prudential"), for the interim periods presented. All such adjustments are of a normal recurring nature. The results of operations for any interim period are not necessarily indicative of results for a full year. Certain amounts in the Company's prior year consolidated financial statements have been reclassified to conform with the 2001 presentation. These financial statements should be read in conjunction with the consolidated financial statements and notes thereto contained in the Company's Annual Report on Form 10-K for the year ended December 31, 2000.


2.   CONTINGENCIES AND LITIGATION

Prudential and the Company are subject to legal and regulatory actions in the ordinary course of their businesses, including class actions. Pending legal and regulatory actions include proceedings relating to aspects of the businesses and operations that are specific to the Company and Prudential and that are typical of the businesses in which the Company and Prudential operate. Some of these proceedings have been brought on behalf of various alleged classes of complainants. In certain of these matters, the plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages.

Beginning in 1995, regulatory authorities and customers brought significant regulatory actions and civil litigation against the Company and Prudential involving individual life insurance sales practices. In 1996, Prudential, on behalf of itself and many of its life insurance subsidiaries including the Company entered into settlement agreements with relevant insurance regulatory authorities and plaintiffs in the principal life insurance sales practices class action lawsuit covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995. Pursuant to the settlements, the companies agreed to various changes to their sales and business practices controls, to a series of fines, and to provide specific forms of relief to eligible class members. Virtually all claims by class members filed in connection with the settlements have been resolved and virtually all aspects of the remediation program have been satisfied. While the approval of the class action settlement is now final, Prudential and the Company remain subject to oversight and review by insurance regulators and other regulatory authorities with respect to its sales practices and the conduct of the remediation program. The U.S. District Court has also retained jurisdiction as to all matters relating to the administration, consummation, enforcement and interpretation of the settlements.

As of March 31, 2001, Prudential and/or the Company remained a party to approximately 61 individual sales practices actions filed by policyholders who "opted out" of the class action settlement relating to permanent life insurance policies issued in the United States between 1982 and 1995. In addition, there were 48 sales practices actions pending that were filed by policyholders who were members of the class and who failed to "opt out" of the class action settlement. Prudential and the Company believed that those actions are governed by the class settlement release and expects them to be enjoined and/or dismissed. Additional suits may be filed by class members who "opted out" of the class settlements or who failed to "opt out" but nevertheless seek to proceed against Prudential and/or the Company. A number of the plaintiffs in these cases seek large and/or indeterminate amounts, including punitive or exemplary damages. Some of these actions are brought on behalf of multiple plaintiffs. It is possible that substantial punitive damages might be awarded in any of these actions and particularly in an action involving multiple plaintiffs.

Prudential has indemnified the Company for any liabilities incurred in connection with sales practices litigation covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995.

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (Unaudited)
--------------------------------------------------------------------------------


2.   CONTINGENCIES AND LITIGATION (continued)

The balance of the Company's litigation is subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially effected by an ultimate unfavorable resolution of pending litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters should not have a material adverse effect on the Company's financial position.


3.   RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential and other affiliates. It is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

Expense Charges and Allocations
All of the Company's expenses are allocations or charges from Prudential or other affiliates. These expenses can be grouped into the following categories: general and administrative expenses, retail distribution expenses and asset management fees.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential to process transactions on behalf of the Company. Prudential and the Company operate under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential.

The Company is allocated estimated distribution expenses from Prudential's retail agency network for both its domestic life and annuity products. The Company has capitalized the majority of these distribution expenses as deferred policy acquisition costs. Beginning April 1, 2000, Prudential and the Company agreed to revise the estimate of allocated distribution expenses to reflect a market based pricing arrangement.

In accordance with a profit sharing agreement with Prudential that was in effect through December 31, 2000, the Company received fee income from policyholder account balances invested in the Prudential Series Funds ("PSF"). These revenues were recorded as "Asset management fees" in the Consolidated Statements of Operations and Comprehensive Income. The Company was charged an asset management fee by Prudential Global Asset Management ("PGAM") and Jennison Associates LLC ("Jennison") for managing the PSF portfolio. These fees are a component of "general, administrative and other expenses."

On September 29, 2000, the Board of Directors for the Prudential Series Fund, Inc. ("PSFI") adopted resolutions to terminate the existing management agreement between PSFI and Prudential, and has appointed another subsidiary of Prudential as the fund manager for the PSF. The change was approved by the shareholders of PSF during early 2001 and effective January 1, 2001, the Company no longer receives fees associated with the PSF. In addition, the Company will no longer incur the asset management expense from PGAM and Jennison associated with the PSF.

Corporate Owned Life Insurance

The Company has sold three Corporate Owned Life Insurance ("COLI") policies to Prudential. The cash surrender value included in Separate Accounts was $ 651.2 million and $685.9 million at March 31, 2001 and December 31, 2000, respectively. The fees received related to the COLI policies were $2.2 million for the period ending March 31, 2001.

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (Unaudited)
--------------------------------------------------------------------------------


Reinsurance
The Company currently has four reinsurance agreements in place with Prudential and affiliates. Specifically, the Company has a reinsurance Group Annuity Contract, whereby the reinsurer, in consideration for a single premium payment by the Company, provides reinsurance equal to 100% of all payments due under the contract. In addition there are two yearly renewable term agreements in which the Company may offer and the reinsurer may accept reinsurance on any life in excess of the Company's maximum limit of retention. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. These agreements had no material effect on net income for the periods ended March 31, 2001 or 2000. The fourth agreement which is new for 2001 is described below.

On January 31, 2001, the Company transferred all of its assets and liabilities associated with the Company's Taiwan branch including Taiwan's insurance book of business to an affiliated Company, Prudential Life Insurance Company of Taiwan Inc. ("Prudential of Taiwan") , a wholly owned subsidiary of Prudential.

The mechanism used to transfer this block of business in Taiwan is referred to as a "full acquisition and assumption" transaction. Under this mechanism, the Company is jointly liable with Prudential of Taiwan for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet-matured obligations. Prudential of Taiwan is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the insurance related assets and liabilities was accounted for as a long-duration coinsurance transaction under accounting principles generally accepted in the United States. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established.

As part of this transaction, the Company made a capital contribution to Prudential of Taiwan in the amount of the net equity of the Company's Taiwan branch as of the date of transfer. As of March 31, 2001, the Company retains an ownership interest of 12% in the stock of Prudential of Taiwan. The Company plans to dividend its interest in Prudential of Taiwan to Prudential in the second quarter of 2001.

Premiums and benefits ceded for the period ending March 31, 2001 from the Taiwan coinsurance agreement were $20.1 million and $2.9 million, respectively.

This transaction reduced the Company's 2001 effective tax rate due to a decrease in the deferred tax liability which had previously been established relating to the Taiwan branch.

Debt Agreements
In July 1998, the Company established a revolving line of credit facility of up to $500 million with Prudential Funding LLC, a wholly owned subsidiary of Prudential. There was no outstanding debt relating to this credit facility as of March 31, 2001 or December 31, 2000.


4.   RECENT ACCOUNTING PRONOUNCEMENTS

In September 2000, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard ("SFAS") No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - a replacement of FASB Statement No. 125". The Company is currently evaluating the effect of adopting the provisions of SFAS No. 140 relating to transfers and extinguishments of liabilities which are effective for periods occurring after March 31, 2001. The Company has adopted disclosures about collateral and for recognition and reclassification of collateral required under the statement for fiscal years ending after December 15, 2000.

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (Unaudited)
--------------------------------------------------------------------------------


5.   DERIVATIVE INSTRUMENTS

Adoption of Statement of Financial Accounting Standards (SFAS) No. 133 The Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", on January 1, 2001. In accordance with SFAS 133, the Company recorded a net-of-tax cumulative adjustment to earnings to recognize at fair value all derivatives. This adjustment did not have a material impact on the results of operations of the Company. As part of the implementation, the Company reclassified held-to-maturity securities, amounting to approximately $324.5 million at January 1, 2001, to the available-for-sale category. This reclassification resulted in the recognition of a net unrealized loss of approximately $2.5 million, net of tax, which was recorded as a component of "Accumulated other comprehensive income/(loss)" on the implementation date.

Accounting for Derivatives and Hedging Activities
A derivative is a financial instrument whose price, performance or cash flow is based upon the actual or expected price, level, performance, value or cash flow of some external benchmark, such as interest rates, foreign exchange rates, securities, commodities, or various financial indices. Derivative financial instruments can be exchange-traded or contracted in the over-the-counter market and include swaps, futures, forwards and options contracts.

All derivatives are recognized on the balance sheet at fair value. On the date the derivative contract is entered into the Company designates the derivative as
(1) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment (fair value hedge), (2) a hedge of the exposure to variable cash flows of a forecasted transaction (cash flow hedge), or (3) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, or a foreign-currency-denominated asset, liability or forecasted transaction (foreign currency hedge). The accounting for changes in fair value of a derivative depends on its intended use and designation. For a fair value hedge, the gain or loss is recognized in earnings in the period of change together with the offsetting loss or gain on the hedged item. For a cash flow hedge, the effective portion of the derivative's gain or loss is initially reported as a component of other comprehensive income and subsequently reclassified into earnings when the forecasted transaction affects earnings. For a foreign currency hedge, the gain or loss is reported in other comprehensive income as part of the foreign currency translation adjustment. The accounting for a fair value hedge described above applies to a derivative designated as a hedge of the foreign currency exposure of an unrecognized firm commitment or an available-for-sale security. Similarly, the accounting for a cash flow hedge described above applies to a derivative designated as a hedge of the foreign currency exposure of a foreign-currency-denominated forecasted transaction. For all other derivatives not designated as hedging instruments, the gain or loss is recognized in earnings in the period of change.

The Company has the following types of derivative instruments:

Interest Rate Swaps
The Company uses interest rate swaps to reduce market risk from changes in interest rates and to manage interest rate exposures arising from mismatches between assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date. The fair value of swap agreements is estimated based on proprietary pricing models or market quotes.

If swap agreements meet the criteria for hedge accounting, net interest receipts or payments are accrued and recognized over the life of the swap agreements as an adjustment to interest income or expense of the hedged item. Any unrealized gains or losses are recognized in current earnings or comprehensive income depending on the hedge type as described above for qualifying fair value or cash flow hedges. If the criteria for hedge accounting are not met, the swap agreements are accounted for at fair value with changes in fair value reported in current period earnings.

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (Unaudited)
--------------------------------------------------------------------------------


Futures & Options
The Company uses exchange-traded Treasury futures and options to reduce market risk from changes in interest rates, and to manage the duration of assets and the duration of liabilities supported by those assets. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which are determined by the value of designated classes of Treasury securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts The Company enters into exchange-traded futures and options with regulated futures commissions merchants who are members of a trading exchange. The fair value of futures and options is based on market quotes.

Treasury futures move substantially in value as interest rates change and can be used to either modify or hedge existing interest rate risk. This strategy protects against the risk that cash flow requirements may necessitate liquidation of investments at unfavorable prices resulting from increases in interest rates. This strategy can be a more cost effective way of temporarily reducing the Company's exposure to a market decline than selling fixed income securities and purchasing a similar portfolio when such a decline is believed to be over.

If futures meet hedge accounting criteria, changes in their fair value are reported in current earnings or other comprehensive income depending on the hedge type as described above for qualifying fair value or cash flow hedges. Futures that do not qualify as hedges are carried at fair value with changes in value reported in current period earnings.

When the Company anticipates a significant decline in the stock market which will correspondingly affect its diversified portfolio, it may purchase put index options where the basket of securities in the index is appropriate to provide a hedge against a decrease in the value of the equity portfolio or a portion thereof. This strategy effects an orderly sale of hedged securities. When the Company has large cash flows which it has allocated for investment in equity securities, it may purchase call index options as a temporary hedge against an increase in the price of the securities it intends to purchase. This hedge permits such investment transactions to be executed with the least possible adverse market impact.

If options meet the criteria for hedge accounting, changes in their fair value are reported in current earnings or other comprehensive income depending on the hedge type as described above for qualifying fair value or cash flow hedges. If the options do not meet the criteria for hedge accounting, they are fair valued, with changes in fair value reported in current period earnings.

Currency Derivatives
The Company uses currency swaps to reduce market risk from changes in currency values of investments denominated in foreign currencies that the Company either holds or intends to acquire and to manage the currency exposures arising from mismatches between such foreign currencies and the US Dollar.

Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

If currency swaps are effective as hedges of foreign currency translation and transaction exposures, gains or losses are recorded in current earnings or other comprehensive income depending on the hedge type as described above for qualifying fair value or cash flow hedges. If currency swaps do not meet hedge accounting criteria, gains or losses from those derivatives are recognized in "Realized investment (losses) gains, net."

The table below summarizes the Company's outstanding positions by derivative instrument types as of March 31, 2001 and December 31, 2000. As of March 31, 2001 none of the Company's derivatives qualify for hedge accounting.


Derivative Instruments
                                                                             (in
thousands)

                                                           March 31, 2001
                   December 31, 2000
                                                       --------------------
                ------------------------

                                                              Estimated
Carrying                    Estimated      Carrying
                                               Notional       Fair Value
Value         Notional     Fair Value      Value
Non-Hedge Accounting
------------------------------

     Swap Instruments

     Interest rate                              $  9,470       $   523        $
 523        $  9,470       $  327       $  327
     Currency                                     27,440         4,750
4,750              --           --           --
     Future contracts

     US Treasury Futures                         168,100          (740)
(740)        201,700        2,463        2,463


     Hedge Accounting
------------------------------

     Swap Instruments

     Currency                                         --            --
  --          28,326        1,633        2,155

Pruco Life Insurance Company and Subsidiaries

Consolidated Statements of Financial Position
December 31, 2000 and 1999 (In Thousands)
--------------------------------------------------------------------------------

                    2000                1999

                 -----------         -----------
ASSETS
Fixed maturities
     Available for sale, at fair value (amortized cost, 2000: $3,552,244;
       1999:$3,084,057)
                 $ 3,561,521         $ 2,998,362
     Held to maturity, at amortized cost (fair value, 2000: $320,634;
       1999: $377,822)
                     324,546             388,990
Equity securities - available for sale, at fair value (cost, 2000: $13,446;
       1999: $3,238)
                      10,804               4,532
Mortgage loans on real estate
                       9,327              10,509
Policy loans
                     855,374             792,352
Short-term investments
                     202,815              84,621
Other long-term investments
                      83,738              77,769

                 -----------         -----------
               Total investments
                   5,048,125           4,357,135
Cash and cash equivalents
                     453,071             198,994
Deferred policy acquisition costs
                   1,132,653           1,062,785
Accrued investment income
                      82,297              68,917
Receivables from affiliates
                      51,586                  --
Other assets
                      61,013              48,228
Separate Account assets
                  16,230,264          16,032,449

                 -----------         -----------
TOTAL ASSETS
                 $23,059,009         $21,768,508

                 ===========         ===========
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities
Policyholders' account balances
                 $ 3,646,668         $ 3,125,049
Future policy benefits and other policyholder liabilities
                     702,862             629,522
Cash collateral for loaned securities
                     185,849              87,336
Securities sold under agreements to repurchase
                     104,098              21,151
Income taxes payable
                     235,795             145,600
Payables to affiliates
                          --                 487
Other liabilities
                     120,891              57,095
Separate Account liabilities
                  16,230,264          16,032,449

                 -----------         -----------
Total liabilities
                  21,226,427          20,098,689

                 -----------         -----------
Contingencies (See Footnote 12)
Stockholder's Equity
Common stock, $10 par value;
        1,000,000 shares, authorized;
        250,000 shares, issued and outstanding
                       2,500               2,500
Paid-in-capital
                     466,748             439,582
Retained earnings
                   1,361,924           1,258,428

Accumulated other comprehensive income (loss):
    Net unrealized investment gains (losses)
                       4,730             (28,364)
    Foreign currency translation adjustments
                      (3,320)             (2,327)

                 -----------         -----------
Accumulated other comprehensive income (loss)
                       1,410             (30,691)

                 -----------         -----------
Total stockholder's equity
                   1,832,582           1,669,819

                 -----------         -----------
TOTAL LIABILITIES AND
     STOCKHOLDER'S EQUITY
                 $23,059,009         $21,768,508

                 ===========         ===========

                 See Notes to Consolidated Financial Statements

Pruco Life Insurance Company and Subsidiaries

Consolidated Statements of Operations and Comprehensive Income
Years Ended December 31, 2000, 1999 and 1998 (In Thousands)
--------------------------------------------------------------------------------

   2000               1999               1998

 --------           --------           --------
REVENUES
Premiums
 $121,921           $ 98,976           $ 82,139
Policy charges and fee income
  474,861            414,425            350,569
Net investment income
  337,919            276,821            261,430
Realized investment (losses) gains, net
  (20,679)           (32,545)            44,841
Asset management fees
   71,160             60,392             40,200
Other income
    2,503              1,397              1,067

 --------           --------           --------

Total revenues
  987,685            819,466            780,246

 --------           --------           --------
BENEFITS AND EXPENSES

Policyholders' benefits
  248,063            205,042            193,739
Interest credited to policyholders' account balances
  171,010            136,852            118,992
General, administrative and other expenses
  410,684            392,041            231,320

 --------           --------           --------

Total benefits and expenses
  829,757            733,935            544,051

 --------           --------           --------

Income from operations before income taxes
  157,928             85,531            236,195

 --------           --------           --------

Income tax provision
   54,432             29,936             84,233

 --------           --------           --------

NET INCOME
  103,496             55,595            151,962

 --------           --------           --------

Other comprehensive income (loss), net of tax:

     Unrealized gains (losses) on securities, net of
     reclassification adjustment
   33,094            (38,266)            (7,227)

     Foreign currency translation adjustments
     (993)              (742)             2,980

 --------           --------           --------

Other comprehensive income (loss)
   32,101            (39,008)            (4,247)

 --------           --------           --------

TOTAL COMPREHENSIVE INCOME
 $135,597           $ 16,587           $147,715

 ========           ========           ========

                 See Notes to Consolidated Financial Statements

Pruco Life Insurance Company and Subsidiaries

Consolidated Statements of Changes in Stockholder's Equity
Years Ended December 31, 2000, 1999 and 1998 (In Thousands)
--------------------------------------------------------------------------------

Accumulated

  other         Total
                                                     Common       Paid-in-
Retained    comprehensive  stockholder's
                                                      stock       capital
earnings    income (loss)     equity
                                                     -------      --------
----------   -------------  -------------
Balance,  January 1, 1998                            $ 2,500      $439,582
$1,050,871     $ 12,564      $1,505,517
    Net income                                            --            --
  151,962           --         151,962

    Change in foreign currency
        translation adjustments,
        net of taxes                                      --            --
       --        2,980           2,980

    Change in net unrealized
        investment gains, net of
        reclassification adjustment
        and taxes                                         --            --
       --       (7,227)         (7,227)
                                                     -------      --------
----------     --------      ----------
Balance,  December 31, 1998                            2,500       439,582
1,202,833        8,317       1,653,232

   Net income                                             --            --
   55,595           --          55,595

    Change in foreign currency
        translation adjustments,
        net of taxes                                      --            --
       --         (742)           (742)

    Change in net unrealized
        investment losses, net of
        reclassification adjustment
        and taxes                                         --            --
       --      (38,266)        (38,266)
                                                     -------      --------
----------     --------      ----------
Balance,  December 31, 1999                            2,500       439,582
1,258,428      (30,691)      1,669,819

    Net income                                            --
  103,496                      103,496

    Contribution from Parent                                        27,166
                                27,166

    Change in foreign currency
        translation adjustments,
        net of taxes                                      --            --
       --         (993)           (993)

    Change in net unrealized
        investment gains, net of
        reclassification adjustment
        and taxes                                         --            --
       --       33,094          33,094
                                                     -------      --------
----------     --------      ----------
Balance,  December 31, 2000                          $ 2,500      $466,748
$1,361,924     $  1,410      $1,832,582
                                                     =======      ========
==========     ========      ==========

                 See Notes to Consolidated Financial Statements

Pruco Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows
Years Ended December 31, 2000, 1999 and 1998 (In Thousands)
--------------------------------------------------------------------------------

   2000                1999                1998

-----------         -----------         -----------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income
$   103,496         $    55,595         $   151,962
Adjustments to reconcile net income to net cash (used in)
     provided by operating activities:
     Policy charges and fee income
   (72,275)            (83,961)            (29,827)
     Interest credited to policyholders' account balances
   171,010             136,852             118,992
     Realized investment losses (gains), net
    20,679              32,545             (44,841)
     Amortization and other non-cash items
   (48,141)             75,037              19,655
     Change in:
         Future policy benefits and other policyholders'

           liabilities
    73,340             100,743              61,095
         Accrued investment income
   (13,380)             (7,803)              5,886
         Receivable from/Payable to affiliate
   (52,073)            (66,081)             (3,807)
         Policy loans
   (63,022)            (25,435)            (62,962)
         Deferred policy acquisition costs
   (69,868)           (201,072)           (206,471)
         Income taxes payable
    90,195             (47,758)            (16,828)
         Contribution from Parent
    27,166                  --                  --
         Other, net
    51,011              18,974             (43,675)

-----------         -----------         -----------
Cash Flows From (Used in) Operating Activities
   218,138             (12,364)            (50,821)

-----------         -----------         -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
     Proceeds from the sale/maturity of:
         Fixed maturities:
               Available for sale
 2,273,789           3,076,848           5,429,396
               Held to maturity
    64,245              45,841              74,767
         Equity securities
     1,198               5,209               4,101
         Mortgage loans on real estate
     1,182               6,845               5,433
         Other long-term investments
    15,039                 385              33,428
     Payments for the purchase of:
         Fixed maturities:
               Available for sale
(2,782,541)         (3,452,289)         (5,617,208)
               Held to maturity
      --               (24,170)           (145,919)
         Equity securities
   (11,134)             (5,110)             (2,274)
         Other long-term investments
    (6,917)            (39,094)               (409)
     Cash collateral for loaned securities, net
    98,513              14,000             (70,085)
     Securities sold under agreement to repurchase, net
    82,947             (28,557)             49,708
     Short-term investments, net
  (118,418)             92,199             103,791

-----------         -----------         -----------
Cash Flows Used In Investing Activities
  (382,097)           (307,893)           (135,271)

-----------         -----------         -----------
CASH FLOWS FROM FINANCING ACTIVITIES:
     Policyholders' account balances:
          Deposits
 2,409,399           3,457,158           3,098,764
          Withdrawals
(1,991,363)         (3,091,565)         (2,866,331)

-----------         -----------         -----------
Cash Flows From Financing Activities
   418,036             365,593             232,433

-----------         -----------         -----------
     Net increase in Cash and cash equivalents
   254,077              45,336              46,341
     Cash and cash equivalents, beginning of year
   198,994             153,658             107,317

-----------         -----------         -----------
CASH AND CASH EQUIVALENTS, END OF PERIOD
$   453,071         $   198,994         $   153,658

===========         ===========         ===========

SUPPLEMENTAL CASH FLOW INFORMATION
     Income taxes (received) paid
$   (14,832)            $55,144             $99,810

===========         ===========         ===========

                 See Notes to Consolidated Financial Statements

1. BUSINESS

Pruco Life Insurance Company ("the Company") is a stock life insurance company, organized in 1971 under the laws of the state of Arizona. The Company is licensed to sell individual life insurance, variable life insurance, variable annuities, fixed annuities, and a group annuity program ("the Contracts") in the District of Columbia, Guam and in all states and territories except New York. In addition, the Company markets traditional individual life insurance through its branch office in Taiwan. The Company has one wholly owned subsidiary, Pruco Life Insurance Company of New Jersey ("PLNJ"). PLNJ is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licensed to sell individual life insurance, variable life insurance, fixed annuities, and variable annuities only in the states of New Jersey and New York. Another wholly owned subsidiary, The Prudential Life Insurance Company of Arizona ("PLICA") was dissolved on September 30, 2000. All assets and liabilities were transferred to the Company. PLICA had no new business sales in 2000, 1999 or 1998.

The Company is a wholly owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a mutual insurance company founded in 1875 under the laws of the state of New Jersey. Prudential is in the process of reorganizing itself into a publicly traded stock company through a process known as "demutualization." On February 10, 1998, Prudential's Board of Directors authorized management to take the preliminary steps necessary to permit Prudential to demutualize and become a stock company. On July 1, 1998, legislation was enacted in New Jersey that would permit this demutualization to occur and that specified the process for demutualization. On December 15, 2000, Prudential's Board of Directors unanimously adopted a Plan of Reorganization, which provides the framework under which Prudential will convert from a mutual structure to stock ownership. Demutualization is a complex process involving development of a plan of reorganization, a public hearing, approval by two-thirds of the qualified policyholders who vote on the plan (with at least one million qualified policyholders voting) and review and approval by the New Jersey Commissioner of Banking and Insurance. Prudential is working toward completing this process in 2001. However, there is no certainty that the demutualization will be completed in this time frame or that the necessary approvals will be obtained. It is also possible that after careful review, Prudential could decide not to demutualize or could decide to delay its plans.

Prudential intends to make additional capital contributions to the Company, as needed, to enable it to comply with its reserve requirements and fund expenses in connection with its business. Generally, Prudential is under no obligation to make such contributions and its assets do not back the benefits payable under the Contracts. Prudential made a capital contribution of $27.2 million during 2000 resulting from the forgiveness of an intercompany receivable.

The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities engaged in marketing insurance products, and individual and group annuities.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Company has extensive transactions and relationships with Prudential and other affiliates, as more fully described in Footnote 14. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. All significant intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, in particular deferred policy acquisition costs ("DAC") and future policy benefits, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Investments
Fixed maturities classified as "available for sale" are carried at estimated fair value. Fixed maturities that the Company has both the intent and ability to hold to maturity are stated at amortized cost and classified as "held to maturity". The amortized cost of fixed maturities is written down to estimated fair value if a decline in value is considered to be other than temporary. Unrealized gains and losses on fixed maturities "available for sale", including the effect on deferred policy acquisition costs and policyholders' account balances that would result from the realization of unrealized gains and losses, net of income taxes, are included in a separate component of equity, "Accumulated other comprehensive income (loss)."

Equity securities, available for sale, comprised of common and non-redeemable preferred stock, are carried at estimated fair value. The associated unrealized gains and losses, the effects on deferred policy acquisition costs and on policyholders' account balances, net of income tax, that would result from the realization of unrealized gains and losses, are included in a separate component of equity, "Accumulated other comprehensive income (loss)."

Mortgage loans on real estate are stated primarily at unpaid principal balances, net of unamortized discounts and an allowance for losses. The allowance for losses includes a loan specific reserve for impaired loans and a portfolio reserve for incurred but not specifically identified losses. Impaired loans include those loans for which it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected. Impaired loans are measured at the present value of expected future cash flows discounted at the loan's effective interest rate, or at the fair value of the collateral if the loan is collateral dependent. Interest received on impaired loans, including loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as revenue, according to management's judgment as to the collectibility of principal. Management discontinues accruing interest on impaired loans after the loans are 90 days delinquent as to principal or interest, or earlier when management has serious doubts about collectibility. When a loan is recognized as impaired, any accrued but uncollectible interest is reversed against interest income of the current period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, a regular payment performance has been established. The portfolio reserve for incurred but not specifically identified losses considers the Company's past loan loss experience, the current credit composition of the portfolio, historical credit migration, property type diversification, default and loss severity statistics and other relevant factors.

Policy loans are carried at unpaid principal balances.

Short-term investments, consisting of highly liquid debt instruments other than those held in "Cash and cash equivalents," with a maturity of twelve months or less when purchased, are carried at amortized cost, which approximates fair value.

Other long-term investments represent the Company's investments in joint ventures and partnerships in which the Company does not exercise control, derivatives held for purposes other than trading, and investments in the Company's own Separate Accounts. Joint ventures and partnerships are recorded using the equity method of accounting, reduced for other than temporary declines in value. The Company's investment in the Separate Accounts is carried at estimated fair value. The Company's net income from investments in joint ventures and partnerships is generally included in "Net investment income."

Realized investment (losses) gains, net are computed using the specific identification method. Costs of fixed maturity and equity securities are adjusted for impairments considered to be other than temporary.

Cash  and cash equivalents
Includes cash on hand, amounts due from banks, money market instruments, and other debt issues with a maturity of three months or less when purchased.

Deferred Policy Acquisition Costs
The costs that vary with and that are related primarily to the production of new insurance and annuity business are deferred to the extent that they are deemed recoverable from future profits. Such costs include commissions, costs of policy issuance and underwriting, and variable field office expenses. Deferred policy acquisition costs are subject to recognition testing at the time of policy issue and recoverability and premium deficiency testing at the end of each accounting period. Deferred policy acquisition costs, for certain products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income (loss)."

Policy acquisition costs related to interest-sensitive and variable life products and certain investment-type products are deferred and amortized over the expected life of the contracts (periods ranging from 25 to 30 years) in proportion to estimated gross profits arising principally from investment results, mortality and expense margins, and surrender charges based on historical and anticipated future experience, which is updated periodically. The effect of changes to estimated gross profits on unamortized deferred acquisition costs is reflected in "General and administrative expenses" in the period such estimated gross profits are revised.

Prudential and the Company have offered programs under which policyholders, for a selected product or group of products, can exchange an existing policy or contract issued by Prudential or the Company for another form of policy or contract. These transactions are known as internal replacements. If the new policies have terms that are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the life of the new policies. If the terms of the new policies are not substantially similar to those of the former policy, the unamortized DAC on the surrendered policies is immediately charged to expense.

Securities loaned
Securities loaned are treated as financing arrangements and are recorded at the amount of cash received as collateral. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of securities loaned on a daily basis with additional collateral obtained as necessary. Non-cash collateral received is not reflected in the consolidated statements of financial position because the debtor typically has the right to redeem the collateral on short notice. Substantially all of the Company's securities loaned are with large brokerage firms.

Securities sold under agreements to repurchase
Securities sold under agreements to repurchase are treated as financing arrangements and are carried at the amounts at which the securities will be subsequently reacquired, including accrued interest, as specified in the respective agreements. Assets to be repurchased are the same, or substantially the same, as the assets transferred and the transferor, through right of substitution, maintains the right and ability to redeem the collateral on short notice. The market value of securities to be repurchased is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

Securities lending and securities repurchase agreements are used to generate net investment income and facilitate trading activity. These instruments are short-term in nature (usually 30 days or less). Securities loaned are collateralized principally by U.S. Government and mortgage-backed securities. Securities sold under repurchase agreements are collateralized principally by cash. The carrying amounts of these instruments approximate fair value because of the relatively short period of time between the origination of the instruments and their expected realization.

Separate Account Assets and Liabilities
Separate Account assets and liabilities are reported at estimated fair value and represent segregated funds which are invested for certain policyholders and other customers. The assets consist of common stocks, fixed maturities, real estate related securities, and short-term investments. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. The investment income and gains or losses for Separate Accounts generally accrue to the policyholders and are not included in the Consolidated Statements of Operations and Comprehensive Income. Mortality, policy administration and surrender charges on the accounts are included in "Policy charges and fee income".

Separate Accounts represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the policyholders, with the exception of the Pruco Life Modified Guaranteed Annuity Account. The Pruco Life Modified Guaranteed Annuity Account is a non-unitized Separate Account, which funds the Modified Guaranteed Annuity Contract and the Market Value Adjustment Annuity Contract. Owners of the Pruco Life Modified Guaranteed Annuity and the Market Value Adjustment Annuity Contracts do not participate in the investment gain or loss from assets relating to such accounts. Such gain or loss is borne, in total, by the Company.

Insurance Revenue and Expense Recognition
Premiums from insurance policies are generally recognized when due. Benefits are recorded as an expense when they are incurred. For traditional life insurance contracts, a liability for future policy benefits is recorded using the net level premium method. For individual annuities in payout status, a liability for future policy benefits is recorded for the present value of expected future payments based on historical experience.

Amounts received as payment for interest-sensitive life, individual annuities and guaranteed investment contracts are reported as deposits to "Policyholders' account balances". Revenues from these contracts reflected as "Policy charges and fee income" consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited and amortization of deferred policy acquisition costs.

Foreign Currency Translation Adjustments
Assets and liabilities of the Taiwan branch are translated to U.S. dollars at the exchange rate in effect at the end of the period. Revenues, benefits and other expenses are translated at the average rate prevailing during the period. Cumulative translation adjustments arising from the use of differing exchange rates from period to period are charged or credited directly to "Other comprehensive income". The cumulative effect of changes in foreign exchange rates are included in "Accumulated other comprehensive income".

Asset Management Fees
The Company receives asset management fee income from policyholder account balances invested in The Prudential Series Fund ("PSF"), which are a portfolio of mutual fund investments related to the Company's Separate Account products. In addition, the Company receives fees from policyholder account balances invested in funds managed by companies other than Prudential. Asset management fees are recognized as income as earned.

Derivative Financial Instruments
Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, or the value of securities or commodities. Derivative financial instruments used by the Company include swaps, futures, forwards and option contracts and may be exchange-traded or contracted in the over-the-counter market. The Company uses derivative financial instruments to seek to reduce market risk from changes in interest rates or foreign currency exchange rates and to alter interest rate or currency exposures arising from mismatches between assets and liabilities.

To qualify for hedge accounting treatment, derivatives must be designated as hedges for existing assets, liabilities, firm commitments or anticipated transactions which are identified and probable to occur, and effective in reducing the market risk to which the Company is exposed. The effectiveness of the derivatives is evaluated at the inception of the hedge and throughout the hedge period. All derivatives used by the Company are for other than trading purposes.

Derivatives held for purposes other than trading are primarily used to seek to reduce exposure to interest rate and foreign currency risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. Additionally, other than trading derivatives are used to change the characteristics of the Company's asset/liability mix as part of the Company's risk management activities.

See Note 11 for a discussion of the accounting treatment of derivatives that qualify for hedge accounting treatment. If the Company's use of other than trading derivatives does not meet the criteria to apply hedge accounting, the derivatives are recorded at fair value in "Other long-term investments" or "Other liabilities" in the Consolidated Statements of Financial Position, and changes in their fair value are included in "Realized investment (losses)gains, net" without considering changes in fair value of the hedged assets or liabilities. Cash flows from other than trading derivatives are reported in the investing activities section in the Consolidated Statements of Cash Flows.

Income Taxes
The Company and its subsidiaries are members of the consolidated federal income tax return of Prudential and file separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision. Deferred income taxes are generally recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to that portion that is expected to be realized.

New Accounting Pronouncements

In September 2000, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard ("SFAS") No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - a replacement of FASB Statement No. 125". The Company is currently evaluating the effect of adopting the provisions of SFAS No. 140 relating to transfers and extinguishments of liabilities which are effective for periods occurring after March 31, 2001. The Company has adopted in these financial statements disclosures about collateral and for recognition and reclassification of collateral required under the statement for fiscal years ending after December 15, 2000.

In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" and, in June 2000, SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities - an amendment of FASB Statement No. 133". SFAS No. 133, as amended by SFAS No. 138 (collectively "SFAS No. 133"), requires that companies recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. SFAS No. 133 does not apply to most traditional insurance contracts. However, certain hybrid contracts that contain features which may affect settlement amounts similarly to derivatives may require separate accounting for the "host contract" and the underlying "embedded derivative" provisions. The latter provisions would be accounted for as derivatives as specified by the statement.

SFAS No. 133 provides, if certain conditions are met, that a derivative may be specifically designated as (1) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment (fair value hedge), (2) a hedge of the exposure to variable cash flows of a forecasted transaction (cash flow hedge), or (3) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security or a foreign-currency-denominated forecasted transaction (foreign currency hedge). Under SFAS No. 133, the accounting for changes in fair value of a derivative depends on its intended use and designation. For a fair value hedge, the gain or loss is recognized in earnings in the period of change together with the offsetting loss or gain on the hedged item. For a cash flow hedge, the effective portion of the derivative's gain or loss is initially reported as a component of other comprehensive income and subsequently reclassified into earnings when the forecasted transaction affects earnings. For a foreign currency hedge, the gain or loss is reported in other comprehensive income as part of the foreign currency translation adjustment. The accounting for a fair value hedge described above applies to a derivative designated as a hedge of the foreign currency exposure of an unrecognized firm commitment or an available-for-sale security. Similarly, the accounting for a cash flow hedge described above applies to a derivative designated as a hedge of the foreign currency exposure of a foreign-currency-denominated forecasted transaction. For all other derivatives not designated as hedging instruments, the gain or loss is recognized in earnings in the period of change.

The Company adopted SFAS No. 133, as amended, as of January 1, 2001. The adoption of this statement did not have a material impact on the results of operations of the Company. As part of the implementation, the Company reclassified held-to-maturity securities, amounting to approximately $324.5 million at January 1, 2001, to the available-for-sale category. This reclassification resulted in the recognition of a net unrealized loss of approximately $2.5 million, net of tax, which was recorded as a component of "Accumulated other comprehensive income/(loss)" on the implementation date.

In December 1999, the Securities and Exchange Commission ("SEC") issued Staff Accounting Bulletin No. 101, " Revenue Recognition in Financial Statements" ("SAB No. 101"). SAB No. 101 provides guidance for revenue recognition and related disclosure in the financial statements. The Company adopted SAB No. 101, and its related interpretations, as of October 1, 2000. The adoption of SAB No. 101 did not have a material effect on the Company's financial position or results of operations.

Reclassifications
Certain amounts in the prior years have been reclassified to conform to the current year presentation.

3. INVESTMENTS

Fixed Maturities and Equity Securities:
The following tables provide additional information relating to fixed maturities and equity securities as of December 31:

              2000

---------------------------------------------------------

     Gross           Gross
                                                                     Amortized
   Unrealized     Unrealized      Estimated
                                                                       Cost
     Gains          Losses        Fair Value
                                                                    ------------
   ----------     ----------      ----------

         (In Thousands)
Fixed maturities available for sale
U.S. Treasury securities and obligations of
     U.S. government corporations and
       agencies                                                     $  309,609
     $ 7,888        $    17        $  317,480

Foreign government bonds                                               136,133
       8,093            520           143,706

Corporate securities                                                 3,075,023
      43,041         49,538         3,068,526

Mortgage-backed securities                                              31,479
         330              0            31,809

                                                                    ----------
     -------        -------        ----------
Total fixed maturities available for sale                           $3,552,244
     $59,352        $50,075        $3,561,521
                                                                    ==========
     =======        =======        ==========

Fixed maturities held to maturity
Corporate securities                                                $  324,546
     $ 1,500        $ 5,412           320,634

                                                                    ----------
     -------        -------        ----------
Total fixed maturities held to maturity                             $  324,546
     $ 1,500        $ 5,412           320,634
                                                                    ==========
     =======        =======        ==========

Equity securities available for sale                                $   13,446
     $   197        $ 2,839        $   10,804
                                                                    ==========
     =======        =======        ==========


              1999

---------------------------------------------------------
                                                                       Gross
      Gross
                                                                     Amortized
   Unrealized     Unrealized      Estimated
                                                                       Cost
     Gains          Losses        Fair Value
                                                                    ------------
   ----------     ----------      ----------

         (In Thousands)
Fixed maturities available for sale
U.S. Treasury securities and obligations of
     U.S. government corporations and
       agencies                                                     $  113,172
     $    2        $ 2,052        $  111,122

Foreign government bonds                                                92,725
      1,718          1,455            92,988

Corporate securities                                                 2,876,602
      8,013         92,075         2,792,540

Mortgage-backed securities                                               1,558
        157              3             1,712

                                                                    ----------
     ------        -------        ----------
Total fixed maturities available for sale                           $3,084,057
     $9,890        $95,585        $2,998,362
                                                                    ==========
     ======        =======        ==========

Fixed maturities held to maturity
Corporate securities                                                $  388,990
     $1,832        $13,000        $  377,822

                                                                    ----------
     ------        -------        ----------
Total fixed maturities held to maturity                             $  388,990
     $1,832        $13,000        $  377,822
                                                                    ==========
     ======        =======        ==========

Equity securities available for sale                                $    3,238
     $1,373        $    79        $    4,532
                                                                    ==========
     ======        =======        ==========

The amortized cost and estimated fair value of fixed maturities, by contractual maturities at December 31, 2000 is shown below:

                                                                     Available
for Sale                   Held to Maturity

-------------------------------  -----------------------------------
                                                              Amortized
Estimated Fair        Amortized      Estimated Fair
                                                                 Cost
  Value               Cost              Value
                                                              ---------
--------------        --------- -----------------
                                                                      (In
Thousands)                        (In Thousands)

Due in one year or less                                       $  128,804
 $  128,419          $ 77,682          $ 78,475

Due after one year through five
  years                                                        1,529,597
  1,533,899           101,033           100,395

Due after five years through ten
  years                                                        1,409,156
  1,415,736           135,960           132,080

Due after ten years                                              453,209
    451,658             9,871             9,684

Mortgage-backed securities                                        31,478
     31,809                --                --
                                                              ----------
 ----------          --------          --------

Total                                                         $3,552,244
 $3,561,521          $324,546          $320,634
                                                              ==========
 ==========          ========          ========

Actual maturities may differ from contractual maturities because issuers have the right to call or prepay obligations.

Proceeds from the sale of fixed maturities available for sale during 2000, 1999, and 1998 were $2,103.6 million, $2,950.4 million, and $5,327.3 million, respectively. Gross gains of $15.3 million, $13.1 million, and $46.3 million, and gross losses of $33.9 million, $31.1 million, and $14.1 million, were realized on those sales during 2000, 1999, and 1998, respectively.

Proceeds from the maturity of fixed maturities available for sale during 2000, 1999, and 1998, were $170.2 million, $126.5 million, and $102.1 million, respectively.

Writedowns for impairments which were deemed to be other than temporary for fixed maturities were $12.3 million, $11.2 million, and $2.8 million for the years 2000, 1999 and 1998, respectively.

During 2000, certain securities classified as held to maturity were transferred to the available for sale portfolio. These actions were taken as a result of a significant deterioration in credit worthiness. The aggregate amortized cost of the securities transferred was $6.6 million . Gross unrealized investment losses of $.3 million were recorded in "Accumulated Other Comprehensive income (loss)" at the time of transfer. Prior to transfer, impairments related to these securities, if any, were included in "realized investment losses, net". During the years ended December 31, 2000, 1999, and 1998, there were no securities classified as held to maturity that were sold. During the years ended December 31, 1999, and 1998, there were no securities classified as held to maturity that were transferred.

Mortgage Loans on Real Estate

The Company's mortgage loans were collateralized by the following property types at December 31:

                                            2000                  1999
                                       ---------------       ---------------
                                                   (In Thousands)

       Retail stores                   $5,615    60.2%       $ 6,518   62.0%

       Industrial buildings             3,712    39.8%         3,991   38.0%

                                       ---------------       ---------------
             Net carrying value        $9,327   100.0%       $10,509  100.0%
                                       ===============       ===============

The concentration of mortgage loans are in the states of Washington (50%), New Jersey (40%), and North Dakota (10%).

Special Deposits and Restricted Assets
Fixed maturities of $7.5 million and $8.2 million at December 31, 2000 and 1999, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws. Equity securities restricted as to sale were $.2 million and $.3 million at December 31, 2000 and 1999, respectively.

Other Long-Term Investments
The Company's "Other long-term investments" of $83.7 million and $77.8 million as of December 31, 2000 and 1999, respectively, are comprised of joint ventures and limited partnerships, the Company's investment in the Separate Accounts and certain derivatives for other than trading. Joint ventures and limited partnerships totaled $34.3 million and $35.8 million at December 31, 2000 and 1999, respectively. The Company's share of net income from the joint ventures was $.9 million, $.3 million, and $.1 million for the years ended December 31, 2000, 1999 and 1998, respectively, and is reported in "Net investment income." The Company's investment in the Separate Accounts was $46.9 million and $45.0 million at December 31, 2000 and 1999, respectively.

Investment Income and Investment Gains and Losses

Net investment income arose from the following sources for the years ended December 31:

                                                2000        1999        1998
                                              --------    --------    --------
                                                       (In Thousands)

Fixed maturities - available for sale         $237,042    $188,236    $179,184
Fixed maturities - held to maturity             26,283      29,245      26,128
Equity securities - available for sale              18          --          14
Mortgage loans on real estate                    1,010       2,825       1,818
Policy loans                                    45,792      42,422      40,928
Short-term investments and cash equivalents     29,582      19,208      23,110
Other                                           16,539       4,432       6,886
                                              --------    --------    --------
Gross investment income                        356,266     286,368     278,068
     Less:  investment expenses                (18,347)     (9,547)    (16,638)
                                              --------    --------    --------
Net investment income                         $337,919    $276,821    $261,430
                                              ========    ========    ========

Realized investment gains (losses), net including charges for other than temporary reductions in value, for the years ended December 31, were from the following sources:

                                            2000       1999         1998
                                          --------    --------    -------
                                                   (In Thousands)

Fixed maturities - available for sale     $(34,600)   $(29,192)   $29,330
Fixed maturities - held to maturity           (212)        102        487
Equity securities - available for sale         271         392      3,489
Derivatives                                 15,039      (1,557)    12,414
Other                                       (1,177)     (2,290)      (879)
                                          --------    --------    -------

Realized investment (losses) gains, net   $(20,679)   $(32,545)   $44,841
                                          ========    ========    =======

Securities Pledged to Creditors

The Company pledges investment securities it owns to unaffiliated parties through certain transactions including securities lending, securities sold under agreements to repurchase, and futures contracts. At December 31, 2000, the carrying value of fixed maturities available for sale pledged to third parties as reported in the Consolidated Statements of Financial Position are $287.8 million.

                                      B12

Net Unrealized Investment Gains (Losses)

Net unrealized investment gains (losses) on securities available for sale are included in the Consolidated Statements of Financial Position as a component of "Accumulated other comprehensive income (loss)". Changes in these amounts include reclassification adjustments to exclude from "Other Comprehensive income
(loss)", those items that are included as part of "Net income" for a period that also had been part of "Other Comprehensive income (loss)" in earlier periods. The amounts for the years ended December 31, net of tax, are as follows:

                         Accumulated

                            other

                        comprehensive

                        income (loss)
                                                           Deferred
          Deferred     related to net
                                         Unrealized        policy
Policyholders'     income tax      unrealized
                                        gains(losses)    acquisition
Account        (liability)      investment
                                       on investments       costs
Balances          benefit      gains(losses)
                                       --------------     ----------
--------------    -----------    ---------------
                                                                        (In
Thousands)
Balance,  December 31, 1997              $  37,991        $(16,305)       $
3,743        $  (8,300)       $ 17,129
Net investment gains (losses) on

  investments arising during the period     22,801              --
--           (7,588)         15,213

Reclassifications adjustment for gains

  included in net income                   (35,623)             --
--           11,855         (23,768)

Impact of net unrealized investment

  gains on deferred policy acquisition
  costs                                         --           3,190
--           (1,048)          2,142

Impact of net unrealized investment

  gains on policyholders' account
  balances                                      --              --
(1,063)             249            (814)
                                         ---------        --------
---------        ---------        ---------
Balance,  December 31, 1998                 25,169         (13,115)
2,680           (4,832)          9,902
Net investment gains (losses) on

  investments arising during the period   (138,268)             --
--           47,785         (90,483)

Reclassifications adjustment for gains

  included in net income                    28,698              --
--           (9,970)         18,728

Impact of net unrealized investment

  gains on deferred policy acquisition
  costs                                         --          53,407
--          (16,283)         37,124

Impact of net unrealized investment

  gains on policyholders' account
  balances                                      --              --
(5,712)           2,077          (3,635)
                                         ---------        --------
---------        ---------        ---------
Balance,  December 31, 1999                (84,401)         40,292
(3,032)          18,777         (28,364)
Net investment gains (losses) on

  investments arising during the period     56,707
            (21,539)          35,168

Reclassifications adjustment for gains

  included in net income                    34,329
            (13,039)          21,290

Impact of net unrealized investment

  gains on deferred policy acquisition

  costs                                                    (39,382)
             14,177          (25,205)

Impact of net unrealized investment

  gains on policyholders' account

  balances
2,877           (1,036)           1,841
                                         ---------        --------
---------        ---------        ---------
Balance,  December 31, 2000              $   6,635        $    910        $
(155)       $  (2,660)       $   4,730
                                         =========        ========
=========        =========        =========

4. DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, are as follows:

                                                            2000          1999

-----------------------
                                                               (In Thousands)

Balance, beginning of year                               $1,062,785   $  861,713
Capitalization of commissions, sales and issue expenses     242,322      242,373
Amortization                                               (129,049)
(96,451)
Change in unrealized investment gains                       (39,382)      53,407
Foreign currency translation                                 (4,023)       1,743
                                                         -----------------------
Balance, end of year                                     $1,132,653   $1,062,785
                                                         =======================

5. POLICYHOLDERS' LIABILITIES

Future policy benefits and other policyholder liabilities at December 31, are as follows:

                                                     2000                1999
                                                   --------            --------
                                                          (In Thousands)

         Life insurance                            $656,097            $587,162
         Annuities                                   46,765              42,360
                                                   --------            --------
                                                   $702,862            $629,522
                                                   ========            ========

Life insurance liabilities include reserves for death benefits. Annuity liabilities include reserves for annuities that are in payout status.

The following table highlights the key assumptions generally utilized in calculating these reserves:

            Product                         Mortality              Interest Rate
       Estimation Method
--------------------------------   --------------------------     --------------
   ------------------------
Life insurance - Domestic          Generally rates guaranteed      2.5% to 7.5%
   Net level premium based
variable and interest-sensitive    in calculating cash
   on non-forfeiture
                                   surrender values
   interest rate

Life insurance - Domestic term     Best estimate plus a                6.75%
   Net level premium plus
insurance                          provision for adverse
   a provision for adverse
                                   deviation
   deviation.

Life insurance - International     Generally the Taiwan            6.25% to 7.5%
   Net level premium plus
                                   standard table plus a
   a provision for adverse
                                   provision for adverse
   deviation.
                                   deviation

Individual annuities               Mortality table varies         6.25% to 11.0%
   Present value of
                                   based on the issue year of
   expected future payments
                                   the contract. Current
   based on historical
                                   table (for 1998 & later
   experience
                                   issues) is the Annuity
                                   2000  Mortality Table with
                                   certain modifications

Group annuities                    1950 & 1971 Group Annuity          14.75%
   Present value of
                                   Mortality Table with
   expected future payments
                                   certain modifications
   based on historical

   experience

Policyholders' account balances at December 31, are as follows:

                                                2000         1999
                                             ----------   ----------
                                                   (In Thousands)

         Interest-sensitive life contracts   $1,886,714   $1,838,377
         Individual annuities                   859,996      701,928
         Guaranteed investment contracts        899,958      584,744
                                             ----------   ----------
                                             $3,646,668   $3,125,049
                                             ==========   ==========

Policyholders' account balances for interest-sensitive life, individual annuities, and guaranteed investment contracts are equal to policy account values plus unearned premiums. The policy account values represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges.

Certain contract provisions that determine the policyholder account balances are as follows:

            Product                       Interest Rate            Withdrawal /
Surrender Charges
---------------------------------       ---------------
----------------------------------

Interest sensitive life contracts         4.0% to 6.5%           Various up to
10 years

Individual annuities                      3.0% to 16.0%          0% to 7% for up
to 9 years

Guaranteed investment contracts          5.02% to 8.03%          Subject to
market value withdrawal
                                                                 provisions for
any funds withdrawn
                                                                 other than for
benefit responsive
                                                                 and contractual
payments

6. REINSURANCE

The Company participates in reinsurance, with Prudential and other companies, in order to provide greater diversification of business, provide additional capacity for future growth and limit the maximum net loss potential arising from large risks. Reinsurance ceded arrangements do not discharge the Company or the insurance subsidiaries as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The likelihood of a material reinsurance liability reassumed by the Company is considered to be remote.

Reinsurance amounts included in the Consolidated Statements of Operations and Comprehensive Income for the year ended December 31, are as follows:


                                                  2000       1999       1998
                                                --------    -------    -------
                                                        (In Thousands)

     Reinsurance premiums assumed                $ 1,671    $ 1,778    $ 1,395
     Reinsurance premiums ceded - affiliated      (9,214)    (6,882)    (6,532)
     Reinsurance premiums ceded - unaffiliated    (5,305)    (1,744)    (2,819)

     Policyholders' benefits ceded                 5,472      4,228      4,044

Reinsurance recoverables, included in "Other assets" in the Company's Consolidated Statements of Financial Position at December 31, were as follows:

                                         2000         1999
                                        -------     -------
                                           (In Thousands)

     Life insurance - affiliated        $ 8,765     $ 6,653
     Life insurance - unaffiliated        7,855       2,625
     Other reinsurance - affiliated      14,948      15,600
                                        -------     -------
                                        $31,568     $24,878
                                        =======     =======

7. EMPLOYEE BENEFIT PLANS

Pension and Other Postretirement Plans

The Company has a non-contributory defined benefit pension plan which covers substantially all of its Taiwanese employees. This plan was established as of September 30, 1998 and the projected benefit obligation and related expenses at December 31, 2000 were not material to the Consolidated Statements of Financial Position or results of operations for the years presented. All other employee benefit costs are allocated to the Company by Prudential in accordance with the service agreement described in Footnote 14.

8. INCOME TAXES

The components of income taxes for the years ended December 31, are as follows:


                                     2000         1999          1998
                                    -------     --------      -------

Current tax expense (benefit):
   U.S                              $ 8,588     $(14,093)     $67,272
   State and local                       38          378        2,496
   Foreign                               35           15           --
                                    -------     --------      -------
   Total                            $ 8,661      (13,700)      69,768
                                    -------     --------      -------


Deferred tax expense (benefit):
   U.S                               43,567       42,320       14,059
   State and local                    2,204        1,316          406
                                    -------     --------      -------
   Total                             45,771       43,636       14,465
                                    -------     --------      -------

 Total income tax expense           $54,432     $ 29,936      $84,233
                                    =======     ========      =======

The income tax expense for the years ended December 31, differs from the amount computed by applying the expected federal income tax rate of 35% to income from operations before income taxes for the following reasons:


                                         2000         1999          1998
                                        -------     --------      -------
                                                   (In Thousands)

Expected federal income tax expense     $55,275      $29,936      $82,668
State and local income taxes              1,457        1,101        1,886
Dividends received deduction             (6,443)      (1,010)        (199)
Other                                     4,143          (91)        (122)
                                        -------      -------      -------
Total income tax expense                $54,432      $29,936      $84,233
                                        =======      =======      =======

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                                      2000          1999
                                                    --------      --------
                                                         (In Thousands)
          Deferred tax assets
               Insurance reserves                   $102,923      $ 93,949
               Net unrealized (gains) losses on
                securities                            (2,389)       31,132
               Other                                  15,222         2,502
                                                    --------      --------
               Deferred tax assets                   115,756       127,583
                                                    --------      --------

          Deferred tax liabilities
               Deferred acquisition costs            325,211       299,683
               Net investment gains                   19,584           110
               Other                                   6,438          --
                                                    --------      --------
               Deferred tax liabilities              351,233       299,793
                                                    --------      --------

          Net deferred tax liability                $235,477      $172,210
                                                    ========      ========

Management believes that based on its historical pattern of taxable income, the Company and its subsidiaries will produce sufficient income in the future to realize its deferred tax assets after valuation allowance. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax asset that is realizable. At December 31, 2000 and 1999, respectively, the Company and its subsidiaries had no federal or state operating loss carryforwards for tax purposes.

The Internal Revenue Service (the "Service") has completed all examinations of the consolidated federal income tax returns through 1995. The Service has begun their examination of the 1996 year.

9.  STATUTORY NET INCOME AND SURPLUS

Accounting practices used to prepare statutory financial statements for regulatory purposes differ in certain instances from GAAP. The following tables reconcile the Company's statutory net (loss) and surplus determined in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance and the New Jersey Department of Banking and Insurance, to net income and equity determined using GAAP:

                                                              2000          1999
         1998
                                                            --------
--------      --------
                                                                       (In
Thousands)
Statutory net (loss) income                                 $(50,506)
$(82,291)     $(33,097)
Adjustments to reconcile to net income on a GAAP basis:
     Statutory income of subsidiaries                         21,268
20,221        18,953
     Amortization and capitalization of deferred
       acquisition costs                                     113,273
145,922       202,375
     Deferred premium                                          1,096
639         2,625
     Insurance revenue and expenses                           73,978
45,915       (24,942)
     Income taxes                                            (36,766)
(43,644)      (21,805)
     Valuation of investments                                (14,552)
(24,908)       20,077
     Asset management fees                                   (13,662)
(13,503)           --
     Other, net                                                9,367
7,244       (12,224)
                                                            --------
--------      --------
GAAP net income                                             $103,496      $
55,595      $151,962
                                                            ========
========      ========

                                                           2000         1999
                                                        ----------   ----------
                                                              (In Thousands)

Statutory surplus                                       $  849,567   $  889,186
Adjustments to reconcile to equity on a GAAP basis:
     Valuation of investments                               71,506      (38,258)
     Deferred acquisition costs                          1,132,653    1,062,785
     Deferred premium                                      (15,443)     (16,539)
     Insurance liabilities                                    (401)     (54,927)
     Income taxes                                         (214,329)    (150,957)
     Asset management fees                                      --      (13,503)
     Other, net                                              9,029       (7,968)
                                                        ----------   ----------
GAAP stockholder's equity                               $1,832,582   $1,669,819
                                                        ==========   ==========

In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles guidance ("Codification"), which replaces the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in certain areas. The Company has adopted the Codification guidance effective January 1, 2001, and has estimated the potential effect of the Codification guidance to have a favorable impact of at least $60 million on the Company's surplus position, primarily as a result of the recognition of deferred tax assets.

10. FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair values presented below have been determined using available market information and by applying valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Estimated fair values may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values. The following methods and assumptions were used in calculating the estimated fair values (for all other financial instruments presented in the table, the carrying value approximates estimated fair value).

Fixed maturities and Equity securities
Estimated fair values for fixed maturities and equity securities, other than private placement securities, are based on quoted market prices or estimates from independent pricing services. Generally, fair values for private placement securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The estimated fair value of certain non-performing private placement securities is based on amounts estimated by management.

Mortgage loans on real estate
The estimated fair value of the mortgage loan portfolio is primarily based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate, adjusted for the current market spread for a similar quality mortgage.

Policy loans
The estimated fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayment patterns.

Investment contracts
For guaranteed investment contracts, estimated fair values are derived using discounted projected cash flows, based on interest rates being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. For individual deferred annuities and other deposit liabilities, fair value approximates carrying value.

Derivative financial instruments
Refer to Note 11 for the disclosure of fair values on these instruments.

The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments at December 31:

                                                          2000
         1999
                                               ---------------------------
---------------------------
                                                Carrying        Estimated
Carrying       Estimated
                                                  Value         Fair Value
 Value        Fair Value
                                               -----------     -----------
-----------     -----------
                                                                     (In
Thousands)
Financial Assets:
     Fixed maturities:  Available for sale     $ 3,561,521     $ 3,561,521     $
2,998,362     $ 2,998,362
     Fixed maturities:  Held to maturity           324,546     $   320,634
  388,990         377,822
     Equity securities                              10,804          10,804
    4,532           4,532
     Mortgage loans on real estate                   9,327          10,863
   10,509          11,550
     Policy loans                                  855,374         883,460
  792,352         761,232
     Short-term investments                        202,815         202,815
   84,621          84,621
     Cash and cash equivalents                     453,071         453,071
  198,994         198,994
     Separate Account assets                    16,230,264      16,230,264
16,032,449      16,032,449

Financial Liabilities:
     Investment contracts                        1,762,794       1,784,767     $
1,289,003     $ 1,283,356
     Cash collateral for loaned securities         185,849         185,849
   87,336          87,336
     Securities sold under repurchase
       agreements                                  104,098         104,098
   21,151          21,151
     Separate Account liabilities               16,230,264      16,230,264
16,032,449      16,032,449

11. DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS

A derivative is a financial instrument who's price, performance or cash flow is based upon the actual or expected price, level, performance, value or cash flow of some external benchmark, such as interest rates, foreign exchange rates, securities, commodities, or various financial indices. Derivative financial instruments can be exchange-traded or contracted in the over-the-counter market and include swaps, futures, forwards and options contracts. All of the Company's derivatives are classified as other than trading.

Interest Rate Swaps
The Company uses interest rate swaps to reduce market risk from changes in interest rates and to manage interest rate exposures arising from mismatches between assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date. The fair value of swap agreements is estimated based on proprietary pricing models or market quotes.

 If swap agreements meet the criteria for hedge accounting, net interest receipts or payments are accrued and recognized over the life of the swap agreements as an adjustment to interest income or expense of the hedged item. Any unrealized gains or losses are not recognized until the hedged item is sold or matures. Gains or losses on early termination of interest rate swaps are deferred and amortized over the remaining period originally covered by the swaps. If the criteria for hedge accounting are not met, the swap agreements are accounted for at fair value with changes in fair value reported in current period earnings.

Futures & Options
The Company uses exchange-traded Treasury futures and options to reduce market risk from changes in interest rates, and to manage the duration of assets and the duration of liabilities supported by those assets. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which are determined by the value of designated classes of Treasury securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts The Company enters into exchange-traded futures and options with regulated futures commissions merchants who are members of a trading exchange. The fair value of futures and options is based on market quotes.

Treasury futures move substantially in value as interest rates change and can be used to either modify or hedge existing interest rate risk. This strategy protects against the risk that cash flow requirements may necessitate liquidation of investments at unfavorable prices resulting from increases in interest rates. This strategy can be a more cost effective way of temporarily reducing the Company's exposure to a market decline than selling fixed income securities and purchasing a similar portfolio when such a decline is believed to be over.

If futures meet hedge accounting criteria, changes in their fair value are deferred and recognized as an adjustment to the carrying value of the hedged item. Deferred gains or losses from the hedges for interest-bearing financial instruments are amortized as a yield adjustment over the remaining lives of the hedged item. Futures that do not qualify as hedges are carried at fair value with changes in value reported in current period earnings

When the Company anticipates a significant decline in the stock market which will correspondingly affect its diversified portfolio, it may purchase put index options where the basket of securities in the index is appropriate to provide a hedge against a decrease in the value of the equity portfolio or a portion thereof. This strategy effects an orderly sale of hedged securities. When the Company has large cash flows which it has allocated for investment in equity securities, it may purchase call index options as a temporary hedge against an increase in the price of the securities it intends to purchase. This hedge permits such investment transactions to be executed with the least possible adverse market impact.

Option premium paid or received is reported as an asset or liability and amortized into income over the life of the option. If options meet the criteria for hedge accounting, changes in their fair value are deferred and recognized as an adjustment to the hedged item. Deferred gains or losses from the hedges for interest-bearing financial instruments are recognized as an adjustment to interest income or expense of the hedged item. If the options do not meet the criteria for hedge accounting, they are fair valued, with changes in fair value reported in current period earnings.

Currency Derivatives
The Company uses currency swaps to reduce market risk from changes in currency values of investments denominated in foreign currencies that the Company either holds or intends to acquire and to manage the currency exposures arising from mismatches between such foreign currencies and the US Dollar.

Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

If currency swaps are effective as hedges of foreign currency translation and transaction exposures, gains or losses are recorded in a manner similar to the hedged item. If currency swaps do not meet hedge accounting criteria, gains or losses from those derivatives are recognized in "Realized investment (losses) gains, net."

The table below summarizes the Company's outstanding positions by derivative instrument types as of December 31, 2000 and 1999. All amounts presented have been classified as other than trading based on management's intent at the time of contract and throughout the life of the contract.

                         Other than Trading Derivatives
                           December 31, 2000 and 1999
                                 (in thousands)

                                         2000
 1999
                                      ----------
---------
                                      Estimated     Carrying   |
Estimated    Carrying
                          Notional    Fair Value     Value     |  Notional
Fair Value     Value
Non-Hedge Accounting                                           |
--------------------                                           |
                                                               |
Swap Instruments                                               |
Interest rate                                                  |
                                                               |
    Asset                 $  9,470     $   327      $   327    |  $      0
$     0      $     0
    Liability                    0           0            0    |         0
      0            0
Future contracts                                               |
US Treasury Futures                                            |
    Asset                  139,800       3,530        3,530    |     2,300
     39           39
    Liability               61,900      (1,067)      (1,067)   |   119,800
 (2,017)      (2,017)
Option contracts                                               |
Interest rate                                                  |
    Asset                        0           0            0    |         0
      0            0
    Liability                    0           0            0    |       235
     (5)          (5)
                                                               |
Hedge Accounting                                               |
--------------------                                           |
Swap Instruments                                               |
Currency                                                       |
    Asset                   28,326       1,633        2,155    |         0
      0            0
    Liability                    0           0            0    |    30,981
 (3,220)      (2,990)

Credit Risk
The current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques. All of the net credit exposure for the Company from derivative contracts are with investment grade counterparties. As of December 31, 2000, 88% of notional consisted of interest rate derivatives, and 12% of notional consisted of foreign currency derivatives.

12. CONTINGENCIES AND LITIGATION

Prudential and the Company are subject to legal and regulatory actions in the ordinary course of their businesses, including class actions. Pending legal and regulatory actions include proceedings relating to aspects of the businesses and operations that are specific to the Company and Prudential and that are typical of the businesses in which the Company and Prudential operate. Some of these proceedings have been brought on behalf of various alleged classes of complainants. In certain of these matters, the plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages.

Beginning in 1995, regulatory authorities and customers brought significant regulatory actions and civil litigation against the Company and Prudential involving individual life insurance sales practices. In 1996, Prudential, on behalf of itself and many of its life insurance subsidiaries including the Company entered into settlement agreements with relevant insurance regulatory authorities and plaintiffs in the principal life insurance sales practices class action lawsuit covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995. Pursuant to the settlements, the companies agreed to various changes to their sales and business practices controls, to a series of fines, and to provide specific forms of relief to eligible class members. Virtually all claims by class members filed in connection with the settlements have been resolved and virtually all aspects of the remediation program have been satisfied. While the approval of the class action settlement is now final, Prudential and the Company remain subject to oversight and review by insurance regulators and other regulatory authorities with respect to its sales practices and the conduct of the remediation program. The U.S. District Court has also retained jurisdiction as to all matters relating to the administration, consummation, enforcement and interpretation of the settlements.

As of December 31, 2000, Prudential and/or the Company remained a party to approximately 61 individual sales practices actions filed by policyholders who "opted out" of the class action settlement relating to permanent life insurance policies issued in the United States between 1982 and 1995. In addition, there were 48 sales practices actions pending that were filed by policyholders who were members of the class and who failed to "opt out" of the class action settlement. Prudential and the Company believed that those actions are governed by the class settlement release and expects them to enjoined and/or dismissed. Additional suits may be filed by class members who "opted out" of the class settlements or who failed to "opt out" but nevertheless seek to proceed against Prudential and/or the Company. A number of the plaintiffs in these cases seek large and/or indeterminate amount, including punitive or exemplary damages. Some of these actions are brought on behalf of multiple plaintiffs. It is possible that substantial punitive damages might be awarded in any of these actions and particularly in an action involving multiple plaintiffs.

Prudential has indemnified the Company for any liabilities incurred in connection with sales practices litigation covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995.

The balance of the Company's litigation is subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially effected by an ultimate unfavorable resolution of pending litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters, should not have a material adverse effect on the Company's financial position.

13. DIVIDENDS

The Company is subject to Arizona law which limits the amount of dividends that insurance companies can pay to stockholders. The maximum dividend which may be paid in any twelve month period without notification or approval is limited to the lesser of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations and the Company's surplus position at December 31, 2000, the Company would not be permitted a non-extraordinary dividend distribution in 2001.

14. RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential and other affiliates. It is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

Expense Charges and Allocations
All of the Company's expenses are allocations or charges from Prudential or other affiliates. These expenses can be grouped into the following categories: general and administrative expenses, retail distribution expenses and asset management fees.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential to process transactions on behalf of the Company. Prudential and the Company operate under service and lease agreements whereby services of officers and employees (except for those agents employed directly by the Company in Taiwan), supplies, use of equipment and office space are provided by Prudential.

The Company is allocated estimated distribution expenses from Prudential's retail agency network for both its domestic life and annuity products. The Company has capitalized the majority of these distribution expenses as deferred policy acquisition costs. Beginning April 1, 2000, Prudential and the Company agreed to revise the estimate of allocated distribution expenses to reflect a market based pricing arrangement.

In accordance with a profit sharing agreement with Prudential, the Company receives fee income from policyholder account balances invested in the Prudential Series Funds ("PSF"). These revenues are recorded as "Asset management fees" in the Consolidated Statements of Operations and Comprehensive Income. The Company also collects these fees on behalf of Prudential and records a Payable to affiliate in the Consolidated Statements of Financial Position. The Company is charged an asset management fee by Prudential Global Asset Management ("PGAM") and Jennison Associates LLC ("Jennison") for managing the PSF portfolio. These fees are a component of "general, administrative and other expenses."

On September 29, 2000, the Board of Directors for the Prudential Series Fund, Inc. ("PSFI") adopted resolutions to terminate the existing management agreement between PSFI and Prudential, and has appointed another subsidiary of Prudential as the fund manager for the PSF. The change was approved by the shareholders of PSF during early 2001 and effective January 1, 2000, the Company will no longer receive fees associated with the PSF. In addition, the Company will no longer incur the asset management expense from PGAM and Jennison associated with the PSF.

Corporate Owned Life Insurance
The Company has sold three Corporate Owned Life Insurance ("COLI") policies to Prudential. The cash surrender value included in Separate Accounts was $685.9 million and $725.3 million at December 31, 2000 and December 31, 1999, respectively. The fees received related to the COLI policies were $9.6 million for the year ending December 31, 2000.

Reinsurance
The Company currently has three reinsurance agreements in place with Prudential (the reinsurer). Specifically a reinsurance Group Annuity Contract, whereby the reinsurer, in consideration for a single premium payment by the Company, provides reinsurance equal to 100% of all payments due under the contract, and two yearly renewable term agreements in which the Company may offer and the reinsurer may accept reinsurance on any life in excess of the Company's maximum limit of retention. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. These agreements had no material effect on net income for the periods ended December 31, 2000, December 31, 1999, and December 31, 1998.

Debt Agreements
In July 1998, the Company established a revolving line of credit facility of up to $500 million with Prudential Funding LLC, a wholly owned subsidiary of Prudential. There is no outstanding debt relating to this credit facility as of December 31, 2000 or December 31, 1999.

15. Subsequent Events - Transfer of Taiwan Business

On January 31, 2001, the Company transferred all of its assets, liabilities, and net equity associated with The Company's Taiwan branch including Taiwan's insurance book of business, to an affiliated company, Prudential Life Insurance Company of Taiwan Inc. ("Prudential of Taiwan"), a Taiwan, Republic of China wholly owned subsidiary of Prudential .

The mechanism used to transfer this block of business in Taiwan is referred to as a "full acquisition and assumption" transaction. Under this mechanism, the Company is jointly liable with Prudential of Taiwan for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet-matured obligations. Prudential of Taiwan is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the insurance related assets and liabilities will be accounted for as a long-duration coinsurance transaction under generally accepted accounting principles. Under this accounting treatment, the insurance related liabilities will remain on the books of the Company and an offsetting reinsurance recoverable will be established.

The net equity transfer will be reflected as a capital contribution from the Company to Prudential of Taiwan and will also be dividended by the Company to Prudential. The dividend is expected to occur in the second quarter of 2001.

                        Report of Independent Accountants



To the Board of Directors and Stockholder of Pruco Life Insurance Company

In our opinion, the accompanying consolidated statements of financial position and the related consolidated statements of operations and comprehensive income, of changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Pruco Life Insurance Company (a wholly-owned subsidiary of the Prudential Insurance Company of America) and its subsidiaries at December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
March 13, 2001

Survivorship Variable
Universal Life Insurance

Survivorship Variable Universal Life is issued by Pruco Life Insurance Company, 213 Washington Street, Newark, NJ 07102-2992 and offered through Pruco Securities Corporation, 751 Broad Street, Newark, NJ 07102-3777, both subsidiaries of The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777.

For online access to your policy information visit www.prudential.com


[LOGO] Prudential


Pruco Life Insurance Company
213 Washington Street, Newark, NJ 07102-2992
Telephone: 800 782-5356


SVUL-2 Ed. 8/2001

                                     PART II

                                OTHER INFORMATION

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                     REPRESENTATION WITH RESPECT TO CHARGES

Pruco Life Insurance Company ("Pruco Life") represents that the fees and charges deducted under the Survivorship Variable Universal Life Insurance Contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life.

                   UNDERTAKING WITH RESPECT TO INDEMNIFICATION

The Registrant, in connection with certain affiliates, maintains various insurance coverages under which the underwriter and certain affiliated persons may be insured against liability which may be incurred in such capacity, subject to the terms, conditions, and exclusions of the insurance policies.

Arizona, being the state of organization of Pruco Life, permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et seq. of the Arizona Statutes Annotated. The text of Pruco Life's By-law, Article VIII, which relates to indemnification of officers and directors, is incorporated by reference to
Exhibit 3(ii) to its Form 10-Q, SEC File No. 33-37587, filed August 15, 1997.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.

Cross-reference to items required by Form N-8B-2.


The prospectus consisting of 136 pages.


The undertaking to file reports.

The representation with respect to charges.

The undertaking with respect to indemnification.

The signatures.

Written consents of the following persons:

1.   PricewaterhouseCoopers, LLP
2.   Clifford E. Kirsch, Esq.
3.   Ching Ng, FSA, MAAA

The following exhibits:


1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:
     A.   (1)  (a)  Resolution  of Board of  Directors  of Pruco Life  Insurance
                    Company establishing the Pruco Life Variable Universal Account. (Note 5)
               (b)  Amendment of Separate Account Resolution. (Note 9)
          (2)  Not Applicable.
          (3)  Distributing Contracts:
               (a) Distribution Agreement between Pruco Securities Corporation and Pruco Life Insurance Company. (Note 5)
               (b) Proposed form of Agreement between Pruco Securities Corporation and independent brokers with respect to the Sale of the Contracts. (Note 5)
               (c)  Schedule of Sales Commissions. (Note 11)
               (d)  Participation Agreements and Amendments:
                    (i)  (a)    AIM Variable  Insurance  Funds,  Inc.,  AIM V.I.
                                Value Fund. (Note 7)
                         (b)    Amendment to the AIM Variable  Insurance  Funds,
                                Inc. Participation Agreement. (Note 11)
                    (ii) (a)    American Century Variable  Portfolios,  Inc., VP
                                Value Portfolio. (Note 7)
                    (iii)(a)    Janus Aspen Series, Growth Portfolio. (Note 7)
                         (b)    Amendment    to   the   Janus    Aspen    Series
                                Participation Agreement. (Note 7)
                    (iv) (a)    MFS Variable  Insurance  Trust,  Emerging Growth
                                Series. (Note 7)
                         (b)    Amendment  to the MFS Variable  Insurance  Trust
                                Participation Agreement. (Note 11)
                    (v)  (a)    T.  Rowe  Price  International   Series,   Inc.,
                                International Stock Portfolio. (Note 7)
                         (b)    Amendment  to the T.  Rowe  Price  International
                                Series, Inc. Participation Agreement. (Note 11)
                    (vi) (a)    Franklin  Templeton  Variable Insurance Products
                                Trust,  Franklin Small Cap Fund - Class 2. (Note
                                9)
                         (b)    Amendment  to the  Franklin  Templeton  Variable
                                Insurance    Products    Trust     Participation
                                Agreement. (Note 11)
          (4)  Not Applicable.
          (5)  Survivorship Variable Universal Life Insurance Contract. (Note 9)
          (6) (a) Articles of Incorporation of Pruco Life Insurance Company, as amended October 19, 1993. (Note 4)

               (b) By-laws of Pruco Life Insurance Company, as amended May 6, 1997. (Note 6)
          (7)  Not Applicable.
          (8)  Not Applicable.
          (9)  Not Applicable.
          (10) (a) Application Form for Survivorship Variable Universal Life Insurance Contract. (Note 8)
               (b) Supplement to the Application for Survivorship Variable Universal Life Insurance Contract. (Note 8)
          (11) Not Applicable.
          (12) Memorandum describing Pruco Life Insurance Company's issuance, transfer, and redemption procedures for the Contracts pursuant to Rule 6e-3(T)(b)(12)(iii). (Note 9)
          (13) Available Contract Riders and Endorsements.
               (a) Rider for Term Insurance Benefit on Life of Second Insured to Die. (Note 11)
               (b)  Option to Exchange for Separate Contracts. (Note 11)

2.   See Exhibit 1.A.(5).
3. Opinion and Consent of Clifford E. Kirsch, Esq. as to the legality of the securities being registered. (Note 1)
4.   None.
5.   Not Applicable.
6. Opinion and Consent of Ching Ng, FSA, MAAA, as to actuarial matters pertaining to the securities being registered. (Note 1)
7.   Powers of Attorney.

     (a) Vivian L. Banta, Richard J. Carbone, Helen M. Galt, Jean D. Hamilton (Note 2)
     (b)  James J. Avery, Jr. (Note 3)
     (c)  David R. Odenath,  Jr.,  William Eckert,  IV , Ronald P. Joelson (Note
          10)


(Note 1)  Filed herewith.
(Note 2) Incorporated by reference to Post-Effective Amendment No. 5 to Form S-6, Registration No. 333-85115, filed June 28, 2001 on behalf of the Pruco Life Variable Universal Account.
(Note 3) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6, Registration No. 333-07451, filed June 25, 1997 on behalf of the Pruco Life Variable Appreciable Account.

(Note 4) Incorporated by reference to Form S-6, Registration No. 333-07451, filed July 2, 1996 on behalf of the Pruco Life Variable Appreciable Account.
(Note 5) Incorporated by reference to Post-Effective Amendment No. 10 to Form S-6, Registration No. 33-29181, filed April 28, 1997 on behalf of the Pruco Life Variable Universal Account.
(Note 6) Incorporated by reference to Form 10-Q, Registration No. 33-37587, filed August 15, 1997 on behalf of the Pruco Life Insurance Company.
(Note 7) Incorporated by reference to Pre-Effective Amendment No. 1 to this Registration Statement filed April 14, 2000 on behalf of the Pruco Life Variable Universal Account.
(Note 8) Incorporated by reference to Form S-6, Registration No. 333-85115, filed on August 13, 1999 on behalf of the Pruco Life Variable Universal Account.
(Note 9) Incorporated by reference to Registrant's Form S-6, filed on January 5, 2000.
(Note 10) Incorporated by reference to Form N-4, Registration No. 333-52754, filed December 26, 2000 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.
(Note 11) Incorporated  by reference to  Pre-Effective  Amendment  No. 1 to this
          Registration Statement filed April 14, 2000 on behalf of the Pruco Life Variable Universal Account.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, the Pruco Life Variable Universal Account, certifies that this Amendment is filed solely for one or more of the purposes specified in Rule 485(b)(1) under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than one listed in Rule 485(b)(1), has occurred since the effective date of the most recent Post-Effective Amendment to the Registration Statement which included a prospectus and has duly caused this Registration
Statement to be signed on its behalf by the undersigned thereunto duly authorized and its seal hereunto affixed and attested, all in the city of Newark and the State of New Jersey, on this 3rd day of August, 2001.

(Seal)                Pruco Life Variable Universal Account
                                  (Registrant)

                        By: Pruco Life Insurance Company
                                   (Depositor)



Attest: /s/  Thomas C. Castano             By: /s/  Esther H. Milnes
       --------------------------------       ---------------------------------
       Thomas C. Castano                      Esther H. Milnes
       Assistant Secretary                    Senior Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed below by the following persons in the capacities indicated on this 3rd day of August, 2001.

                      Signature and Title

/s/*
--------------------------------------------
Vivian L. Banta
President, Chairman and Director

/s/*
--------------------------------------------
William J. Eckert, IV
Vice President and Chief Accounting Officer



/s/*
--------------------------------------------
James J. Avery, Jr.                           *By: /s/ Thomas C. Castano
                                                  -----------------------------
                                                  Thomas C. Castano
/s/*                                              (Attorney-in-Fact)
--------------------------------------------
Richard J. Carbone
Director

/s/*
--------------------------------------------
Helen M. Galt
Director

/s/*
--------------------------------------------
Jean D. Hamilton
Director

/s/*
--------------------------------------------
Ronald P. Joelson
Director

/s/*
--------------------------------------------
David R. Odenath, Jr.
Director

                                  EXHIBIT INDEX

     Consent of PricewaterhouseCoopers LLP, independent accountants


3. Opinion and Consent of Clifford E. Kirsch, Esq. as to the legality of the securities being registered

6. Opinion and Consent of Ching-Ng, MAAA, FSA, as to actuarial matters pertaining to the securities being registered